   As filed with the Securities and Exchange Commission on February 10, 2003


                                                Securities Act File No. 33-73140
                                        Investment Company Act File No. 811-8220


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ---------

                                   FORM N-1A

            Registration Statement Under The Securities Act of 1933          [X]

                         Pre-Effective Amendment No. __                      [ ]

                        Post-Effective Amendment No. 21                      [X]

                                     and/or

        Registration Statement Under The Investment Company Act of 1940      [X]

                                Amendment No. 22                             [X]


                        (Check appropriate box or boxes)

                          ING VARIABLE PRODUCTS TRUST
                (Exact Name of Registrant Specified in Charter)

                         7337 E. Doubletree Ranch Road
                           Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

        Huey P. Falgout, Jr.                         With Copies To:
    ING Pilgrim Investments, LLC                 Jeffrey S. Puretz, Esq.
    7337 E. Doubletree Ranch Road                       Dechert
      Scottsdale, Arizona 85258                   1775 Eye Street, N.W.
                                                 Washington, D.C. 20006
(Name and Address of Agent for Service)

                                   ---------

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (b)
[X] on May 1, 2003 pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

       PROSPECTUS

[CHESS PIECE]

       May 1, 2003


       Class R
                                                 ING VARIABLE PRODUCTS TRUST
                                                 (formerly Pilgrim Variable
                                                 Products Trust)
                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth + Value Portfolio
                                                 ING VP Growth Opportunities
                                                 Portfolio
                                                 ING VP MidCap Opportunities
                                                 Portfolio
                                                 ING VP SmallCap Opportunities
                                                 Portfolio
                                                 ING VP Research Enhanced Index
                                                 Portfolio
                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP MagnaCap Portfolio
                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                 ING VP International Value
                                                 Portfolio
                                                 FIXED INCOME PORTFOLIO
                                                 ING VP High Yield Bond
                                                 Portfolio

       This Prospectus contains
       important information about
       investing in the ING Variable
       Products Trust Portfolios. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency; and
       is affected by market
       fluctuations. There is no
       guarantee that the Portfolios
       will achieve their objectives.
       As with all variable
       portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET]
         OBJECTIVE



[COMPASS]
         INVESTMENT
         STRATEGY



[SCALE]
         RISKS


This Prospectus describes each Portfolio's objective, investment strategy and risks.

You'll also find:

[MONEY]
         HOW THE
         PORTFOLIO HAS
         PERFORMED




HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

[PENNY]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST. Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product Prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2
    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth + Value Portfolio                          4
    ING VP Growth Opportunities Portfolio                    6
    ING VP MidCap Opportunities Portfolio                    8
    ING VP SmallCap Opportunities Portfolio                 10
    ING VP Research Enhanced Index Portfolio                12

    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP MagnaCap Portfolio                               14

    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Value Portfolio                    16

    FIXED INCOME PORTFOLIO
    ING VP High Yield Bond Portfolio                        18


    WHAT YOU PAY TO INVEST                                  20
    MANAGEMENT OF THE PORTFOLIOS                            21
    INFORMATION FOR INVESTORS                               23
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      24
    MORE INFORMATION ABOUT RISKS                            25
    FINANCIAL HIGHLIGHTS                                    28
    WHERE TO GO FOR MORE INFORMATION                Back cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING Variable Products Trust's (Trust) Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

  The Portfolios may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

  ING's Domestic Equity Value Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are willing to accept risk in exchange for the potential for long-term capital appreciation.


INTERNATIONAL EQUITY PORTFOLIO

  ING offers an International Equity Portfolio that applies the technique of value investing. This Portfolio seeks long-term capital appreciation by investing primarily in foreign equities.

  The Portfolio may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are looking for exposure to international markets; and


  - are willing to accept higher risk in exchange for the potential for long-term growth.


FIXED INCOME PORTFOLIO

  ING offers an aggressive Fixed Income Portfolio.

  The Portfolio may suit you if you:


  - want regular stream of income and the potential for capital appreciation;
    and


  - want greater income potential than a money market fund; and

  - are willing to accept more risk than in a money market fund.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

                  FUND
                  ------------------------------------------------
DOMESTIC          VP Growth + Value Portfolio
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Navellier Fund Management, Inc.

                  VP Growth Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP MidCap Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP SmallCap Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP Research Enhanced Index Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP MagnaCap Portfolio
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIO


INTERNATIONAL     VP International Value Portfolio
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO


FIXED INCOME      VP High Yield Bond Portfolio
PORTFOLIO         Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment Management LLC

                INVESTMENT OBJECTIVE
                ------------------------------------------------------------
DOMESTIC        Capital appreciation
EQUITY GROWTH
PORTFOLIOS

                Long-term growth of capital

                Long-term capital appreciation

                Long-term capital appreciation

                Capital appreciation

DOMESTIC        Growth of capital, with dividend income as a secondary
EQUITY VALUE    consideration
PORTFOLIO

INTERNATIONAL   Long-term capital appreciation
EQUITY
PORTFOLIO

FIXED INCOME    High income and capital appreciation
PORTFOLIO

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of large-cap, mid-cap or                Price volatility and other risks that accompany an
small-cap companies with the potential for capital        investment in growth and value-oriented equity securities.
appreciation.


Equity securities of large, medium and small U.S.         Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth- oriented equity securities.

Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          medium-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of large companies included in          Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities


Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.

Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in value- oriented foreign equities. Sensitive to
their long-term value.                                    currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.


A diversified portfolio of high yield (high risk)         Interest rate, credit risk, prepayment and other risks that
bonds that are unrated or rated below investment          accompany an investment in lower-quality debt securities.
grade.                                                    Particularly sensitive to credit risk during periods of
                                                          economic uncertainty or economic downturns. May also be
                                                          subject to price volatility from equity exposure and foreign securities. May be sensitive to currency exchange rates,
                                                          international, political, social or economic conditions, and other risks.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH + VALUE PORTFOLIO                  Navellier Fund Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.



The Portfolio invests in common stock of companies the Sub-Adviser believes are poised to rise in price. The Sub-Adviser uses a bottom-up quantitative screening process designed to identify and select undervalued stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a reward/risk ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Portfolio's performance. The Portfolio's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth securities and value securities in which the Portfolio invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

CHANGES IN INTEREST RATES -- the value of the Portfolio's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


PORTFOLIO TURNOVER -- A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 4      ING VP Growth + Value Portfolio

                                                 ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


        1993              1994        1995        1996        1997        1998        1999        2000        2001        2002
        ----              ----        ----        ----        ----        ----        ----        ----        ----        ----
                                     24.78       22.99       14.66       19.32       94.98       -9.78       -30.99



                    (1) These figures are for the year ended
                        December 31 of each year. They do
                        not reflect expenses and charges
                        which are, or may be, imposed under
                        your annuity contract or life
                        insurance policy and would be lower
                        if they did.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2003:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %
Russell 2000 Index (reflects no deduction for fees or
expenses)(2)                                                    %                                               (4)
Russell 3000 Index (reflects no deduction for fees or
expenses)(3)                                                    %                                               (4)


(1) Class R commenced operations on May 6, 1994.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.


(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.


(4) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP Growth + Value Portfolio       5

                                                                         ADVISER
ING VP GROWTH OPPORTUNITIES PORTFOLIO                       ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

This Portfolio seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio managers feel have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 6      ING VP Growth Opportunities Portfolio

                                           ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


                         1993      1994      1995      1996      1997      1998      1999      2000      2001      2002
                         ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                                                                                                        -38.57



                     (1) These figures are for the year
                         ended December 31 of each year.
                         They do not reflect expenses and
                         charges which are, or may be,
                         imposed under your annuity
                         contract or life insurance policy
                         and would be lower if they did.


            Best and worst quarterly performance during this period:

                                   quarter:      %


                                   quarter:      %


          Portfolio's year-to-date total return as of March 31, 2003:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- The Russell 3000 Index and the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %                                              N/A
Russell 3000 Index (reflects no deduction for fees, expenses
 or taxes)(2)                                                   %                                              N/A
S&P 500 Index (reflects no deduction for fees, expenses or
 taxes)(3)(4)                                                   %                          (5)                 N/A


(1) Class R commenced operations on May 3, 2000.


(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.



(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(4) The Portfolio may invest in securities of large, mid- and small-capitalization companies, and the Russell 3000 Index tracks a larger number of companies than the S&P 500 Index with a wide range of market capitalizations.



(5) Index return is for the period beginning May 1, 2000.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Growth Opportunities Portfolio       7

                                                                         ADVISER
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY



[COMPASS]

The Portfolio normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Portfolio normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of March 31, 2003, the market capitalization of
companies in the S&P MidCap 400 Index ranged from $    million to $    billion.
The market capitalization range will change with market conditions as the range of the companies included in the S&P MidCap 400 Index changes.


The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Portfolio may invest in initial public offerings.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio managers feel have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in medium sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 8      ING VP MidCap Opportunities Portfolio

                                           ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


                             [TOTAL RETURNS GRAPH]

                         1993      1994      1995      1996      1997      1998      1999      2000      2001      2002
                         ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                                                                                                        -32.92



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


            Best and worst quarterly performance during this period:

                                   quarter:       %


                                   quarter:       %


          Portfolio's year-to-date total return as of March 31, 2003:


                                          %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell MidCap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).



                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %                                            N/A
Russell MidCap Growth Index (reflects no deductions for
 fees, expenses or taxes)(2)(3)
S&P MidCap 400 Index (reflects no deduction for fees,
 expenses or taxes)(4)                                          %                         (5)                N/A


(1) Class R commenced operations on May 5, 2000.


(2) The Russell MidCap Growth Index measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.



(3) The Portfolio normally invests in mid-cap companies that the portfolio managers feel have above average prospects for growth. The Russell MidCap Growth Index tracks the performance of mid-cap growth companies.



(4) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.



(5) Index return is for the period beginning May 1, 2000.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP MidCap Opportunities Portfolio       9

                                                                         ADVISER
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Portfolio normally invests in companies that the portfolio managers believe have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Portfolio as of March 31, 2003, ranged
from $   million to $   billion.



The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Portfolio may invest in initial public offerings.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.


[The Portfolio's investment in the technology sectors of the stock market and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.]


INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.


PORTFOLIO TURNOVER -- A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 10      ING VP SmallCap Opportunities Portfolio

                                         ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


        1993              1994        1995        1996        1997        1998        1999        2000        2001        2002
        ----           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                     21.39       13.80       15.81       17.30       141.03       1.09       -29.15



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2003:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 2000 Growth Index and the Russell 2000 Index.



                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %
Russell 2000 Growth Index (reflects no deduction for fees,
expenses or taxes)(2)(3)
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(4)                                                    %                                               (5)


(1) Class R commenced operations on May 6, 1994.


(2) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.



(3) The Portfolio normally invests in small-cap companies that the portfolio manager believes have above average prospects for growth. The Russell 2000 Growth Index tracks the performance of small-cap growth companies.



(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.



(5) Index return is for the period beginning May 1, 1994.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING VP RESEARCH ENHANCED INDEX PORTFOLIO                                    Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's Composite 500 Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that they believe will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Portfolio approximately 400 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Sub-Adviser tries to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions.


MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Portfolio invests. Rather, the market could favor small company stocks or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

 12      ING VP Research Enhanced Index Portfolio

                                        ING VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


        1993              1994        1995        1996        1997        1998        1999        2000        2001        2002
        ----              ----        ----        ----        ----        ----        ----        ----        ----        ----
                                     14.97       12.53        6.15        1.02        5.79       -11.63      -12.00


(1) The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. Effective April 30, 1999, the Portfolio changed its name to the Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Brothers Government/Corporate Bond Index to the S&P 500 Index.

(2) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(3) Prior to August 1, 2001, the Portfolio was managed by a different sub-adviser.

            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


   Portfolio's year-to-date total return as of March 31, 2003:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below compares the Portfolio's long-term performance with the combined performance of the Lehman Brothers Government/ Corporate Bond Index (selected in light of the Portfolio's previous investment objective and strategies) and the S&P 500 Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %
Index Return (reflects no deduction for fees, expenses or
taxes)(2)                                                       %                                            (2)


(1) Class R commenced operations on May 6, 1994.


(2) The Index Return showing the 1 year, 5 year and 10 years (or Life of Class) average annual total returns is a calculation that reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999, and the S&P 500 Index for the period May 1, 1999 to December 31, 2002. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. See footnote (1) to the bar chart above.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               ING VP Research Enhanced Index Portfolio       13

                                                                         ADVISER
ING VP MAGNACAP PORTFOLIO                                   ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio is managed with the philosophy that companies that can best meet the Portfolio's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Portfolio invests at least 80% of its assets in stocks that meet the following criteria:

- ATTRACTIVE VALUATION CHARACTERISTICS -- companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.

- DIVIDENDS -- a company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.


- BALANCE SHEET STRENGTH -- If a company has long term debt, it must be rated investment grade by at least one nationally recognized rating agency (for example, rated at least Baa3 by Moody's Investor Service, Inc.; BBB- by Standard and Poor's Rating Group; or BBB by Fitch Ratings). In the event the company has no material long term debt, the company must be rated investment grade by at least one nationally recognized agency.



Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.


The equity securities in which the Portfolio may invest include common stocks, convertible securities and rights or warrants. Normally, the Portfolio's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings or assets. The remainder of the Portfolio's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Portfolio's investments may focus on particular sectors depending on the Adviser's perception of the market environment.

Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Portfolio may invest up to 5% of its assets, measured at the time of investment, in foreign securities.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 14      ING VP MagnaCap Portfolio

                                                       ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


   1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
   ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                  -10.44



                     (1) These figures are for the year
                         ended December 31 of each year.
                         They do not reflect expenses or
                         charges which are, or may be,
                         imposed under your annuity
                         contract or life insurance policy
                         and would be lower if they did.


            Best and worst quarterly performance during this period:

                             quarter      :        %


                              quarter      :      %


          Portfolio's year-to-date total return as of March 31, 2003:


                                          %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the S&P Barra Value Index and the S&P 500 Index.



                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %                                          N/A
S&P Barra Value Index (reflects no deduction for fees,
 expenses or taxes)(2)(3)
S&P 500 Index (reflects no deduction for fees, expenses or
 taxes)(4)                                                      %                         (5)              N/A


(1) Class R commenced operations on May 8, 2000.


(2) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.



(3) The Portfolio invests in value securities that meet the Fund's disciplined investment criteria. The S&P Barra Value Index tracks the performance of companies with low price-to-book ratios.



(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(5) Index return is for the period beginning May 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       15

                                                                         ADVISER

ING VP INTERNATIONAL VALUE PORTFOLIO                        ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY



[COMPASS]

The Portfolio invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.


The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Portfolio holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Portfolio may invest up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.


 16      ING VP International Value Portfolio

                                            ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


1993                      1994        1995        1996        1997        1998        1999        2000        2001        2002
----                   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                                         16.93       50.18        3.18       -11.58


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) ING Investments, LLC has been the Portfolio's investment adviser since August 8, 1997; however, prior to July 1, 2002, the Portfolio was advised by a sub-adviser. As of July 1, 2002, the Portfolio was managed directly by the Investment Adviser.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2003:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the MSCI EAFE Index.



                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR    (OR LIFE OF CLASS)     (OR LIFE OF CLASS)(1)
Class R Return                                                  %                                             N/A
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %                                             N/A(3)


(1) Class R commenced operations on August 8, 1997.

(2) The Morgan Stanley Capital International Europe Australia Far East (MSCI
    EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) Index return is for the period beginning August 1, 1997.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Value Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER

ING VP HIGH YIELD BOND PORTFOLIO                   ING Investment Management LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Portfolio seeks high
income and capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]
The Portfolio invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.


Under normal market conditions, the Portfolio invests at least 80% of its assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. The Portfolio may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Portfolio invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. The Portfolio can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.


The Portfolio may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.


In selecting equity securities, the Sub-Adviser uses a bottom-up analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the Portfolio's performance is significantly affected by changes in interest rates. The value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Portfolio's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Portfolio may be subject to more credit risk than other income portfolios, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.

PREPAYMENT RISK -- the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security in one of the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in mid-cap and small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


EXTENSION RISK -- slower than expected principal payments on a mortgage-backed or asset backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.



RISK OF HIGH YIELD BONDS -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.



RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.


 18      ING VP High Yield Bond Portfolio

                                                ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.




                             [TOTAL RETURNS GRAPH]

  1992    1993    1994    1995    1996   1997    1998    1999     2000    2001
  -----   -----   -----   -----   ----   -----   -----   -----   ------   -----
                          18.55   15.75   9.00   -0.12   -2.98   -11.17   -1.05


                     (1) These figures are for the year
                         ended December 31 of each year.
                         They do not reflect expenses and
                         charges which are, or may be,
                         imposed under your annuity
                         contract or life insurance policy
                         and would be lower if they did.


            Best and worst quarterly performance during this period:

                               quarter     :      %


                               quarter     :      %


          Portfolio's year-to-date total return as of March 31, 2003:


                                          %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %
Lehman Brothers High Yield Bond Index (reflects no deduction
for fees or expenses)(2)                                        %                                             (3)


(1) Class R commenced operations on May 6, 1994.

(2) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.

(3) Index return is for the period beginning May 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING VP High Yield Bond Portfolio       19

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]

       The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.



Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.


OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(as a % of average net assets)


                                                                                                    WAIVERS,
                                                                                    TOTAL        REIMBURSEMENTS        TOTAL NET
                                       MANAGEMENT     SERVICE        OTHER        OPERATING            AND             PORTFOLIO
PORTFOLIO                                 FEES         FEES       EXPENSES(3)     EXPENSES       RECOUPMENTS(2)       EXPENSES(2)
---------------------------------------------------------------------------------------------------------------------------------
 VP Growth + Value               %                      N/A
 VP Growth Opportunities         %                      N/A
 VP MidCap Opportunities         %                      N/A
 VP SmallCap Opportunities       %                      N/A
 VP Research Enhanced Index      %                      N/A
 VP MagnaCap                     %                      N/A
 VP International Value          %                      N/A
 VP High Yield Bond              %                      N/A


--------------------------------------------------------------------------------


[(1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.]



(2) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement or recoupment to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading Waivers, Reimbursements and Recoupments. The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' prior written notice to the Adviser, or upon termination of the investment management agreement.



(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
 VP Growth + Value                                           $
 VP Growth Opportunities                                     $
 VP MidCap Opportunities                                     $
 VP SmallCap Opportunities                                   $
 VP Research Enhanced Index                                  $
 VP MagnaCap                                                 $
 VP International Value                                      $
 VP High Yield Bond                                          $
--------------------------------------------------------------------------------------------------------------


 20      What You Pay to Invest

ADVISER                                             MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries with almost 100,000 employees.



As of March 31, 2003, ING managed over $    billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.


The table below shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.



PORTFOLIO                                         MANAGEMENT FEE
VP Growth + Value                                          %
VP Growth Opportunities
VP MidCap Opportunities
VP SmallCap Opportunities
VP Research Enhanced Index
VP MagnaCap
VP International Value
VP High Yield Bond


ING DIRECTLY MANAGES THE FOLLOWING PORTFOLIOS:

VP GROWTH OPPORTUNITIES PORTFOLIO AND VP MIDCAP OPPORTUNITIES PORTFOLIO

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Portfolio and MidCap Opportunities Portfolio:

Mary Lisanti and Jeffrey Bernstein have co-managed the Growth Opportunities Portfolio and MidCap Opportunities Portfolio since the Portfolios were formed in April 2000.


Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as Senior Portfolio Manager of the Portfolios. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management.



Jeffrey Bernstein, Senior Vice President of ING, has served as Senior Portfolio Manager of the Portfolios. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1997-1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management.


VP SMALLCAP OPPORTUNITIES PORTFOLIO


Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Portfolio since November 1998.


VP MAGNACAP PORTFOLIO


Thomas Jackson, Senior Vice President and Senior Portfolio Manager for Value Equity Strategies at ING, has served as Portfolio Manager of MagnaCap Portfolio since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000).



VP INTERNATIONAL VALUE PORTFOLIO



Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Portfolio Manager of VP International Value Portfolio since July 2002. Prior to joining ING Pilgrim in July 2000, Mr. Saler was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (1986-2000), which was acquired by the Adviser's parent company in July 2000.



Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Portfolio Manager of VP International Value Portfolio since July 2002. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington, which was acquired by the Adviser's parent company in July 2000.





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       21

MANAGEMENT OF THE PORTFOLIOS                                        SUB-ADVISERS
--------------------------------------------------------------------------------

SUB-ADVISERS


For the following Portfolios, ING has engaged a Sub-Adviser to provide the day-to-day management of the Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.



ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board of Trustees of the Portfolio. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day management of the Portfolio.


VP RESEARCH ENHANCED INDEX PORTFOLIO
AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Portfolio. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of March
31, 2003, Aeltus managed over $    billion in assets. Its principal office is
located at 10 State House Square, Hartford, Connecticut 06103-3602.


Hugh T.M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Research Enhanced Index Portfolio.

Mr. Whelan has served as co-manager of the Research Enhanced Index Portfolio since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.

Mr. Cote has served as co-manager of the Research Enhanced Index Portfolio since August 1, 2001. At Aeltus, Mr. Cote served as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

VP GROWTH + VALUE PORTFOLIO
NAVELLIER FUND MANAGEMENT, INC.


A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the ING VP Growth + Value Portfolio. As of March 31, 2003, Navellier and its affiliate, Navellier & Associates, Inc., managed over
$    billion for institutions, pension funds and high net worth individuals.
Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada
89501.


Louis Navellier has managed the ING VP Growth + Value Portfolio since February 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.


VP HIGH YIELD BOND PORTFOLIO


ING INVESTMENT MANAGEMENT LLC



ING Investment Management LLC (IIM) serves as Sub-Adviser to VP High Yield Bond Portfolio. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios, including other registered investment companies, which, as of March
31, 2003, were valued at $    billion.



Greg Jacobs, with more than 7 years of investment experience managing high yield investments, shares responsibility for the day-to-day management of the VP High Yield Bond Portfolio with Kurt Kringelis. Mr. Jacobs jointly manages over $2.5 billion in high yield assets for IIM. Prior to joining IIM in January 1998, Mr. Jacobs was a high yield investment analyst with Protective Asset Management from July 1997 to December 1997.



Kurt Kringelis, with 7 years of investment experience managing high yield investments, shares responsibility for day-to-day management of the VP High Yield Bond Fund with Greg Jacobs. Mr. Kringelis jointly manages over $2.5 billion in assets for IIM. He joined IIM in January 1998.



 22      Management of the Portfolios

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT


The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.



ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the NAV of Portfolio shares even without any change in the foreign Portfolio currency denominated values of such securities.



Because foreign securities markets may close before the Portfolio determines its NAV, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Portfolio calculates its NAV may not be reflected unless the Adviser, under supervision of the Board, determines that a particular event would materially affect its NAV.


When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              Information for Investors       23

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.

As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

You should consult the variable contract prospectus or offering memorandum along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.


 24      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. However, the Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS


INVESTMENTS IN FOREIGN SECURITIES. (ALL PORTFOLIOS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.



The Portfolios that invest in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.



EMERGING MARKETS INVESTMENTS. (ALL PORTFOLIOS EXCEPT VP MAGNACAP AND VP RESEARCH ENHANCED INDEX PORTFOLIOS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.



INABILITY TO SELL SECURITIES. (ALL PORTFOLIOS EXCEPT VP RESEARCH ENHANCED INDEX AND VP MAGNACAP PORTFOLIOS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.



HIGH YIELD SECURITIES. (VP HIGH YIELD BOND PORTFOLIO). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.



CORPORATE DEBT SECURITIES. (ALL PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       25

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


U.S. GOVERNMENT SECURITIES. (ALL PORTFOLIOS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.



CONVERTIBLE SECURITIES. (ALL PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.



OTHER INVESTMENT COMPANIES. (ALL PORTFOLIOS). The Portfolios may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.



RESTRICTED AND ILLIQUID SECURITIES. (ALL PORTFOLIOS). If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



MORTGAGE-RELATED SECURITIES. (ALL PORTFOLIOS EXCEPT VP GROWTH OPPORTUNITIES PORTFOLIO). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



INTERESTS IN LOANS. (ALL PORTFOLIOS EXCEPT VP HIGH YIELD BOND PORTFOLIO). The Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.



DERIVATIVES. (ALL PORTFOLIOS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have



 26      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

unexpected or undesired results, such as a loss or a reduction in gains.


TEMPORARY DEFENSIVE STRATEGIES. (ALL PORTFOLIOS). When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL
PORTFOLIOS). Certain Portfolios may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



MANAGEMENT RISK (ALL PORTFOLIOS). Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.



PORTFOLIO TURNOVER (VP GROWTH + VALUE, VP GROWTH OPPORTUNITIES AND VP MIDCAP OPPORTUNITIES PORTFOLIOS). The Portfolios are generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.


OTHER RISKS


REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.


LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES AGAINST THE BOX. A short sale is the sale by a person or entity of a security which has been borrowed from a third party with the expectation that the market price will drop. Certain Portfolios may "sell short against the box." In general, this technique may involve selling a security when a Portfolio owns it, but does not want to immediately liquidate its position. This technique also may involve a Portfolio selling a security when the selling Portfolio owns a security equivalent in kind and amount to the security sold that it has the right to obtain, for delivery at a specified date in the future. Portfolios may enter into "short sales against the box" to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product. A report of the Trust's independent auditors, along with each Portfolio's financial statements, is included in the Trust's annual report, which is available upon request.

 28      Financial Highlights

FINANCIAL HIGHLIGHTS                             ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2002, December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all years ending prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                     CLASS R
                                                                             YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------
                                                                    2002     2001     2000      1999      1998
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $             22.90     30.04    18.76     15.85
 Income from investment operations:
 Net investment income (loss)                                  $             -0.04     -0.11    -0.08     -0.03
 Net realized and unrealized gain (loss) on investments        $             -7.06     -2.29    17.74      3.09
 Total from investment operations                              $             -7.10     -2.40    17.66      3.06
 Less distributions from:
 Net investment income                                         $                --        --       --      0.01
 Net realized gains on investments                             $              0.05      4.74     6.38      0.14
 Total distributions                                           $              0.05      4.74     6.38      0.15
 Net asset value, end of the year                              $             15.75     22.90    30.04     18.76
 TOTAL RETURN(1)                                               %            -30.99     -9.78    94.98     19.32
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $            99,453   132,450   89,911    41,593
 Ratio of expenses to average net assets after
 reimbursement(2)                                              %              0.80      0.80     0.80      0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %              1.17      0.93     0.97      1.02
 Ratio of net investment income (loss) to average net assets
 after reimbursement(2)                                        %             -0.27     -0.46    -0.44     -0.17
 Portfolio turnover rate                                       %               192       151      179       216


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

(2) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                        ING VP Growth + Value Portfolio       29

ING VP GROWTH OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001 and the period ended December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                       CLASS R         CLASS R
                                                                     YEAR ENDED      ------------
                                                                    DECEMBER 31,     PERIOD ENDED
                                                                   ---------------   DECEMBER 31,
                                                                    2002     2001      2001(1)
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $              8.92       10.00
 Income from investment operations:
 Net investment income (loss)                                  $             -0.02        0.02
 Net realized and unrealized loss on investments               $             -3.42       -1.08
 Total from investment operations                              $             -3.44       -1.06
 Less distribution from:
 Net investment income                                         $                --        0.02
 Total distributions                                           $                --        0.02
 Net asset value, end of the period                            $              5.48        8.92
 TOTAL RETURN(2)                                               %            -38.57      -10.62
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $             6,987       6,137
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %              0.90        0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %              1.82        2.19
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)(4)                                     %             -0.32        0.52
 Portfolio turnover rate                                       %               471         157


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 3, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 30      ING VP Growth Opportunities Portfolio

FINANCIAL HIGHLIGHTS                       ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001 and the period ended December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                        CLASS R          CLASS R
                                                                      YEAR ENDED       ------------
                                                                     DECEMBER 31,      PERIOD ENDED
                                                                   -----------------   DECEMBER 31,
                                                                    2002       2001      2000(1)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $                9.05      10.00
 Income from investment operations:
 Net investment income (loss)                                  $               -0.01       0.01
 Net realized and unrealized loss on investments               $               -2.97      -0.95
 Total from investment operations                              $               -2.98      -0.94
Less distributions from:
 Net investment income                                         $                  --       0.01
 Total distributions                                           $                  --       0.01
 Net asset value, end of the period                            $                6.07       9.05
 TOTAL RETURN(2)                                               %              -32.92      -9.38
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $               3,616      1,995
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %                0.90       0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                2.66       5.76
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)(4)                                     %               -0.32       0.40
 Portfolio turnover rate                                       %                 429        103


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 5, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                  ING VP MidCap Opportunities Portfolio       31

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2002, December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                   CLASS R
                                                                           YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------------
                                                                    2002     2001     2000    1999    1998
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $              26.73   29.24   14.12   13.00
 Income from investment operations:
 Net investment income (loss)                                  $              -0.11   -0.01   -0.09    0.39
 Net realized and unrealized gain (loss) on investments        $              -7.69    0.49   19.83    1.76
 Total from investment operations                              $              -7.80    0.48   19.74    2.15
 Less distributions from:
 Net investment income                                         $                 --      --      --    0.39
 Net realized gains on investments                             $               0.05    2.99    4.62    0.64
 Total distributions                                           $               0.05    2.99    4.62    1.03
 Net asset value, end of the year                              $              18.88   26.73   29.24   14.12
 TOTAL RETURN(1)                                               %             -29.15    1.09  141.03   17.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $            103,273  131,514 71,532  24,053
 Ratio of expenses to average net assets after
 reimbursement(2)(3)                                           %               0.90    0.90    0.90    0.82
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %               1.15    0.98    1.09    1.14
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)                                        %              -0.59   -0.06   -0.64    3.00
 Portfolio turnover rate                                       %                304     148     236     161


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

(2) As of November 9, 1998, the expense limit increased from 0.80% to 0.90%.
(3) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 32      ING VP SmallCap Opportunities Portfolio

FINANCIAL HIGHLIGHTS                    ING VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2002, December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                     CLASS R
                                                                             YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2002     2001     2000    1999(2)    1998
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $              4.39     4.99     4.83      5.14
 Income from investment operations:
 Net investment income                                         $              0.02     0.02     0.11      0.36
 Net realized and unrealized gain (loss) on investments        $             -0.55    -0.60     0.16     -0.31
 Total from investment operations                              $             -0.53    -0.58     0.27      0.05
 Less distributions from:
 Net investment income                                         $              0.02     0.02     0.11      0.36
 Net realized gains on investments                             $                --       --       --        --
 Total distributions                                           $              0.02     0.02     0.11      0.36
 Net asset value, end of the year                              $              3.84     4.39     4.99      4.83
 TOTAL RETURN(1)                                               %            -12.00   -11.63     5.79      1.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $            17,533   24,322   29,739    14,437
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %              0.90     0.90     0.89      0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %              1.62     1.18     1.26      1.29
 Ratio of net investment income to average net assets after
 reimbursement(4)                                              %              0.49     0.42     1.89      7.53
 Portfolio turnover rate                                       %                98       49      123        93


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.
(2) Portfolio commenced operations as Multi-Sector Bond Fund. Effective April 30, 1999 the Portfolio changed its name to Research Enhanced Index Portfolio and changed its investment objective as explained above on page 13, note 1.

(3) As of April 30, 1999, the expense limit increased from 0.80% to 0.90%.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                               ING VP Research Enhanced Index Portfolio       33

ING VP MAGNACAP PORTFOLIO                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001 and the period ended December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                        CLASS R          CLASS R
                                                                      YEAR ENDED       ------------
                                                                     DECEMBER 31,      PERIOD ENDED
                                                                   -----------------   DECEMBER 31,
                                                                    2002       2001      2000(1)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $               10.11      10.00
 Income from investment operations:
 Net investment income                                         $                0.11       0.05
 Net realized and unrealized gain (loss) on investments        $               -1.17       0.11
 Total from investment operations                              $               -1.06       0.16
 Less distributions from:
 Net investment income                                         $                0.12       0.05
 Total distributions                                           $                0.12       0.05
 Net asset value, end of the period                            $                8.93      10.11
 TOTAL RETURN(2)                                               %              -10.44       1.61
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $               2,301      1,118
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %                0.90       0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                2.22       7.90
 Ratio of net investment income to average net assets after
 reimbursement(3)(4)                                           %                1.27       1.45
 Portfolio turnover rate                                       %                  72         28


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 8, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 34      ING VP MagnaCap Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2002, December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                  CLASS R
                                                                   --------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------
                                                                    2002    2001    2000    1999    1998
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $            12.19   14.77   11.08   10.10
 Income from investment operations:
 Net investment income                                         $             0.17    0.24    0.22    0.21
 Net realized and unrealized gain (loss) on investments        $            -1.58    0.12    5.23    1.49
 Total from investment operations                              $            -1.41    0.36    5.45    1.70
 Less distributions from:
 Net investment income                                         $             0.18    0.27    0.24    0.22
 Net realized gains on investments                             $             0.33    2.67    1.52    0.50
 Total distributions                                           $             0.51    2.94    1.76    0.72
 Net asset value, end of the period                            $            10.27   12.19   14.77   11.08
 TOTAL RETURN(2)                                               %           -11.58    3.18   50.18   16.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $           33,223  26,815  24,051  13,764
 Ratio of expenses to average net assets after
 reimbursement(3)(4)(5)                                        %             1.00    1.00    1.00    0.84
 Ratio of expenses to average net assets prior to expense
 reimbursement(4)                                              %             1.53    1.44    1.52    1.68
 Ratio of net investment income to average net assets after
 reimbursement(4)(5)                                           %             1.57    1.83    1.69    1.90
 Portfolio turnover rate                                       %               24      69      84      30


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on August 8, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) As of November 9, 1998, the expenses limit increased from 0.80% to 1.00%

(4) Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Value Portfolio       35

ING VP HIGH YIELD BOND PORTFOLIO                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2002, December 31, 2001 and December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to January 1, 2000, the financial information was audited by other auditors.



                                                                                  CLASS R
                                                                          YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------
                                                                    2002    2001    2000    1999    1998
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $             3.45    4.30    4.87    5.30
 Income from investment operations:
 Net investment income                                         $             0.26    0.40    0.44    0.42
 Net realized and unrealized gain (loss) on investments        $            -0.29   -0.85   -0.57   -0.42
 Total from investment operations                              $            -0.03   -0.45   -0.13      --
 Less distributions from:
 Net investment income                                         $             0.26    0.40    0.44    0.42
 Net realized gains on investments                             $               --      --      --    0.01
 Total distributions                                           $             0.26    0.40    0.44    0.43
 Net asset value, end of year                                  $             3.16    3.45    4.30    4.87
 TOTAL RETURN(1)                                               %            -1.05  -11.17   -2.98   -0.12
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $           10,461  10,642  16,442  21,320
 Ratio of expenses to average net assets after
 reimbursement(2)                                              %             0.80    0.80    0.80    0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %             1.28    1.13    1.11    1.23
 Ratio of net investment income to average net assets after
 reimbursement(2)                                              %             9.76    9.53    9.19    8.92
 Portfolio turnover rate                                       %              109     140      85     135


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

(2) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 36      ING VP High Yield Bond Portfolio

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VARIABLE PRODUCTS TRUST'S PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Variable Products Trust's Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S.
Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual Reports, the SAI or other portfolio information, or to make investment related inquiries:

ING VARIABLE PRODUCTS TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov


When contacting the SEC, you will want to refer to the ING Variable Products Trust's SEC file number, which is 811-8220


  [ING FUNDS LOGO]

       PROSPECTUS

[CHESS PIECE]

       May 1, 2003


       Class S
                                                 ING VARIABLE PRODUCTS TRUST
                                                 (formerly Pilgrim Variable
                                                 Products Trust)

                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth + Value Portfolio
                                                 ING VP Growth Opportunities
                                                 Portfolio
                                                 ING VP LargeCap Growth
                                                 Portfolio
                                                 ING VP MidCap Opportunities
                                                 Portfolio
                                                 ING VP SmallCap Opportunities
                                                 Portfolio
                                                 ING VP Research Enhanced Index
                                                 Portfolio

                                                 DOMESTIC EQUITY VALUE
                                                 PORTFOLIOS
                                                 ING VP Financial Services
                                                 Portfolio
                                                 ING VP Large Company Value
                                                 Portfolio
                                                 ING VP MagnaCap Portfolio

                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIO
                                                 ING VP Convertible Portfolio

                                                 INTERNATIONAL EQUITY PORTFOLIOS
                                                 ING VP Emerging Countries
                                                 Portfolio
                                                 ING VP International Portfolio
                                                 ING VP International SmallCap
                                                 Growth Portfolio
                                                 ING VP International Value
                                                 Portfolio

                                                 FIXED INCOME PORTFOLIO
                                                 ING VP High Yield Bond
                                                 Portfolio

       This Prospectus contains
       important information about
       investing in the ING Variable
       Products Trust Portfolios. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency; and
       is affected by market
       fluctuations. There is no
       guarantee that the Portfolios
       will achieve their objectives.
       As with all variable
       portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET]
         OBJECTIVE



[COMPASS]
         INVESTMENT
         STRATEGY



[SCALE]
         RISKS




This Prospectus describes each Portfolio's objective, investment strategy and risks.

You'll also find:

[MONEY]
         HOW THE
         PORTFOLIO HAS
         PERFORMED




HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

[COIN]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST. Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2

    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth + Value Portfolio                          4
    ING VP Growth Opportunities Portfolio                    6
    ING VP LargeCap Growth Portfolio                         8
    ING VP MidCap Opportunities Portfolio                   10
    ING VP SmallCap Opportunities Portfolio                 12
    ING VP Research Enhanced Index Portfolio                14

    DOMESTIC EQUITY VALUE PORTFOLIOS
    ING VP Financial Services Portfolio                     16
    ING VP Large Company Value Portfolio                    18
    ING VP MagnaCap Portfolio                               20

    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Convertible Portfolio                            22

    INTERNATIONAL EQUITY PORTFOLIOS
    ING VP Emerging Countries Portfolio                     24
    ING VP International Portfolio                          26
    ING VP International SmallCap Growth Portfolio          28
    ING VP International Value Portfolio                    30

    FIXED INCOME PORTFOLIO
    ING VP High Yield Bond Portfolio                        32


    WHAT YOU PAY TO INVEST                                  34
    MANAGEMENT OF THE PORTFOLIOS                            36
    INFORMATION FOR INVESTORS                               40
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      42
    MORE INFORMATION ABOUT RISKS                            43
    FINANCIAL HIGHLIGHTS                                    47
    WHERE TO GO FOR MORE INFORMATION                Back cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING Variable Products Trust's (Trust) Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

  The Portfolios may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIOS

  ING's Domestic Equity Value Portfolios seek capital appreciation.

  The Portfolios may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are willing to accept risk in exchange for the potential for long-term capital appreciation.


DOMESTIC EQUITY AND INCOME PORTFOLIO

  ING's Domestic Equity and Income Portfolio seeks income and growth of capital.

  The Portfolio may suit you if you:


  - want regular income and capital appreciation; and

  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth or Domestic Equity Value Portfolios.

INTERNATIONAL EQUITY PORTFOLIOS

  ING offers International Equity Portfolios that emphasize a growth approach to international investing, as well as, International Equity Portfolios that apply the technique of value investing. These Portfolios seek long-term capital appreciation by investing primarily in foreign equities.

  The Portfolios may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are looking for exposure to international markets; and


  - are willing to accept higher risk in exchange for the potential for long-term growth.


FIXED INCOME PORTFOLIO

  ING offers an aggressive Fixed Income Portfolio.

  The Portfolio may suit you if you:


  - want regular income and the potential for capital appreciation; and


  - want greater income potential than a money market fund; and

  - are willing to accept more risk than in a money market fund.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

                  FUND
                  ------------------------------------------------
DOMESTIC          VP Growth + Value Portfolio
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Navellier Fund Management, Inc.


                  VP Growth Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP LargeCap Growth Portfolio
                  Adviser: ING Investments, LLC


                  VP MidCap Opportunities Portfolio
                  Adviser: ING Investments, LLC

                  VP SmallCap Opportunities Portfolio
                  Adviser: ING Investments, LLC


                  VP Research Enhanced Index Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Financial Services Portfolio
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS


                  VP Large Company Value Portfolio
                  Adviser: ING Investments, LLC
                  (formerly called VP Growth and Income Portfolio)

                  VP MagnaCap Portfolio
                  Adviser: ING Investments, LLC


DOMESTIC          VP Convertible Portfolio
EQUITY AND        Adviser: ING Investments, LLC
INCOME
PORTFOLIO


INTERNATIONAL     VP Emerging Countries Portfolio
EQUITY            Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: ING Investment Management Advisors
                  B.V.


                  VP International Portfolio
                  Adviser: ING Investments, LLC

                  VP International SmallCap Growth Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Nicholas-Applegate Capital Mgt.


                  VP International Value Portfolio
                  Adviser: ING Investments, LLC


FIXED INCOME      VP High Yield Bond Portfolio
PORTFOLIO         Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment Management LLC

                INVESTMENT OBJECTIVE
                ------------------------------------------------------------
DOMESTIC        Capital appreciation
EQUITY GROWTH
PORTFOLIOS

                Long-term growth of capital

                Long-term capital appreciation

                Long-term capital appreciation

                Long-term capital appreciation

                Capital appreciation

DOMESTIC        Long-term capital appreciation
EQUITY VALUE
PORTFOLIOS

                Long-term capital appreciation, with income as a secondary objective

                Growth of capital, with dividend income as a secondary consideration

DOMESTIC        Maximum total return, consisting of capital appreciation and
EQUITY AND      current income
INCOME
PORTFOLIO

INTERNATIONAL   Maximum long-term capital appreciation
EQUITY
PORTFOLIOS

                Long-term growth of capital

                Maximum long-term capital appreciation

                Long-term capital appreciation

FIXED INCOME    High income and capital appreciation
PORTFOLIO

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of large-cap, mid-cap or                Price volatility and other risks that accompany an
small-cap companies with the potential for capital        investment in growth and value-oriented equity securities.
appreciation.


Equity securities of large, medium and small U.S.         Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth- oriented equity securities.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth- oriented equity securities.


Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          medium-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of large companies included in          Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities.

Equity securities of companies principally engaged        Price volatility and other risks that accompany an
in financial services.                                    investment in equity securities. Susceptible to risks of
                                                          decline in the price of securities concentrated in the
                                                          financial services industry.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.

Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.


Convertible securities, including high-yield,             Price volatility and other risks that accompany an
lower-quality debt securities, as well as equities        investment in equity securities. Credit, interest rate,
and non-convertible high-yield lower-quality debt         liquidity and other risks that accompany an investment in
securities.                                               high-yield lower quality debt securities.

Equity securities of issuers located in countries         Price volatility, liquidity and other risks that accompany
with emerging securities markets believed to have         an investment in equities from emerging countries. Sensitive
growth potential.                                         to currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.


Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in growth- oriented foreign equities. Sensitive to currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.

Equity securities of small-sized companies in             Price volatility, liquidity and other risks that accompany
countries outside of the U.S., believed to have           an investment in equity securities of foreign, small-sized
growth potential.                                         companies. Sensitive to currency exchange rates,
                                                          international political and economic conditions and other
                                                          risks that affect foreign securities.


Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in value-oriented foreign equities. Sensitive to
their long-term value.                                    currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.

A diversified portfolio of high yield (high risk)         Interest rate, credit risk, prepayment and other risks that
bonds that are unrated or rated below investment          accompany an investment in lower-quality debt securities.
grade.                                                    Particularly sensitive to credit risk during periods of
                                                          economic uncertainty or economic downturns. May also be
                                                          subject to price volatility from equity exposure and foreign securities. May be sensitive to currency exchange rates,
                                                          international, political, social or economic conditions, and other risks.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH + VALUE PORTFOLIO                  Navellier Fund Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.



The Portfolio invests in common stock of companies the Sub-Adviser believes are poised to rise in price. The Sub-Adviser uses a bottom-up quantitative screening process designed to identify and select undervalued stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a reward/risk ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The Sub-Adviser may sell securities for a variety of reasons, such as to ensure gains, limit losses or redeploy assets into opportunities believed to be promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Portfolio's performance. The Portfolio's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth securities and value securities in which the Portfolio invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

CHANGES IN INTEREST RATES -- the value of the Portfolio's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 4      ING VP Growth + Value Portfolio

                                                 ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.


                             [TOTAL RETURNS GRAPH]


        1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
        -----   -----   -----   -----   -----   -----   -----   -----   ------   ------
                        24.78%  22.99%  14.66%  19.32%  94.98%  -9.78%  -30.99%



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares had not yet commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


            Best and worst quarterly performance during this period:

                                quarter         %


                                quarter         %


   Portfolio's year-to-date total return as of March 31, 2003:


                                       %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %
Russell 2000 Index (reflects no deduction for fees, expenses
  or taxes)(3)                                                  %                                             (5)
Russell 3000 Index (reflects no deduction for fees, expenses
  or taxes)(4)                                                  %                                             (5)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio had not yet commenced operations prior to the date of this Prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on May 6, 1994.
(3) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(4) The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(5) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP Growth + Value Portfolio       5

                                                                         ADVISER
ING VP GROWTH OPPORTUNITIES PORTFOLIO                       ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

This Portfolio seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio managers feel have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 6      ING VP Growth Opportunities Portfolio

                                           ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


         1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                        -38.57



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figure for 2002 provides performance information for Class S shares of the Portfolio. The figure for 2001 provides performance information for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


            Best and worst quarterly performance during this period:

                                  quarter    %


                                  quarter    %


   Portfolio's year-to-date total return as of March 31, 2003:


                                       %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- Russell 3000 Index and the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                    5 YEARS                 10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)(2)   (OR LIFE OF CLASS)
Class R Return                                                  %                                             N/A
Class S Return                                                  %                                             N/A
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)(3)(4)
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %                          (6)                N/A



(1) Class R commenced operations on May 3, 2000.


(2) Class S commenced operations on May 8, 2001.


(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.


(4) The Portfolio may invest in securities of large, mid- and small-capitalization companies, and the Russell 3000 Index tracks a larger number of companies than the S&P 500 Index with a wide range of market capitalizations.


(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(6) Index return for Class R shares is for the period beginning May 1, 2000.
    Index return for Class S shares is     % for the period beginning May 1,
    2001.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Growth Opportunities Portfolio       7

                                                                         ADVISER
ING VP LARGECAP GROWTH PORTFOLIO                            ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in equity securities of large U.S. companies. The Portfolio normally invests in companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Portfolio may invest include common and preferred stocks, warrants and convertible securities. The Portfolio considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of March 31, 2003, this meant market capitalizations in the range of
$   billion to $   billion. Capitalization of companies in the S&P 500 Index
will change with market conditions.


The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectation. The portfolio managers focus on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.



The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. The Portfolio invests in companies that the Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large-company, growth-oriented securities in which the Portfolio invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


 8      ING VP LargeCap Growth Portfolio

                                                ING VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.



                       YEAR BY YEAR TOTAL RETURNS (%)(1)



The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


                             [TOTAL RETURNS GRAPH]


         1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----



(1) The Portfolio commenced operations on August 2, 2001. This figure is for the year ended December 31, 2002. It does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.



            Best and worst quarterly performance during this period:


                                 quarter         %


                                 quarter         %


   Portfolio's year-to-date total return as of March 31, 2003:


                                         %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 1000 Growth Index and Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class S Return                                                  %                                              N/A
Russell 1000 Growth Index (reflects no deduction for fees,
  expenses or taxes)(2)                                         %
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(3)                                                       %                          (4)                 N/A



(1) Class S commenced operations on August 2, 2001.



(2) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.



(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(4) Index return is for the period beginning August 1, 2001.


                  [TELEPHONE] If you have questions, please call 1-800-992-0180.

                                        ING VP LargeCap Growth Portfolio       9

                                                                         ADVISER
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Portfolio normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of March 31, 2003, the market capitalization of companies in the S&P MidCap 400 Index ranged from $ million to $ billion. The market capitalization range will change with market conditions as the range of the companies included in the S&P MidCap 400 Index changes.


The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Portfolio may invest in initial public offerings.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio managers feel have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 10      ING VP MidCap Opportunities Portfolio

                                           ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


         1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figure for 2002 provides performance information for Class S shares of the Portfolio. The figure for 2001 provides performance information for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


            Best and worst quarterly performance during this period:

                                quarter        %


                                quarter        %


   Portfolio's year-to-date total return as of March 31, 2003:


                                       %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell MidCap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).



                                                                                      5 YEARS                 10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)(2)   (OR LIFE OF CLASS)
Class R Return                                                  %                                                 N/A
Class S Return                                                  %                                                 N/A
Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)(3)(4)
S&P MidCap 400 Index (reflects no deduction for fees,
 expenses or taxes)(5)                                          %                            (6)                  N/A



(1) Class R commenced operations on May 5, 2000.


(2) Class S shares commenced operations on May 8, 2001.


(3) The Russell MidCap Growth Index measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.


(4) The Portfolio normally invests in mid-cap companies that the portfolio managers feel have above average prospects for growth. The Russell Mid-Cap Growth Index tracks the performance of mid-cap growth companies.


(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.


(6) Index return for Class R shares is for the period beginning May 1, 2000.
    Index return for Class S shares is    % for the period beginning May 1,
    2001.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                  ING VP MidCap Opportunities Portfolio       11

                                                                         ADVISER
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Portfolio normally invests in companies that the portfolio managers believe have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Portfolio as of March 31, 2003 ranged from $ million to $ billion.



The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Portfolio may invest in initial public offerings.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.


The Portfolio's investment in technology sectors of the stock market and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.


INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 12      ING VP SmallCap Opportunities Portfolio

                                         ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


  1993    1994    1995    1996    1997    1998    1999     2000     2001     2002
  -----   -----   -----   -----   -----   -----   -----   ------   ------   ------
                  21.39   13.80   15.81   17.30   141.03    1.09   -29.15



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figure for 2002 provides performance information for Class S shares of the Portfolio. The figures for 1995-2001 provide performance information for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


            Best and worst quarterly performance during this period:

                                quarter        %


                                quarter        %


   Portfolio's year-to-date total return as of March 31, 2003:


                                       %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 2000 Growth Index and the Russell 2000 Index.



                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %
Class S Return                                                  %                        (2)
Russell 2000 Growth Index (reflects no deduction for fees,
 expenses or taxes)(3)(4)                                       %
Russell 2000 Index (reflects no deduction for fees, expenses
 or taxes)(5)                                                   %                                                (6)



(1) Class R commenced operations on May 6, 1994.


(2) Class S commenced operations on May 3, 2001.


(3) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.


(4) The Portfolio normally invests in small-cap companies that the portfolio manager believes have above average prospects for growth. The Russell 2000 Growth Index tracks the performance of small-cap growth companies.


(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.


(6) Index return for Class R shares is for the period beginning May 1, 1994.
    Index return for Class S is     % for the period beginning May 1, 2001.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING VP RESEARCH ENHANCED INDEX PORTFOLIO                                    Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's Composite 500 Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that they believe will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Portfolio approximately 400 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Sub-Adviser tries to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions.


MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Portfolio invests. Rather, the market could favor small company stocks or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

 14      ING VP Research Enhanced Index Portfolio

                                        ING VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.



                             [TOTAL RETURNS GRAPH]

  1993    1994    1995    1996    1997   1998   1999    2000     2001     2002
  -----   -----   -----   -----   ----   ----   ----   ------   ------   ------
                  14.97   12.53   6.15   1.02   5.79   -11.63   -12.00


(1) The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. Effective April 30, 1999, the Portfolio changed its name to the Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Brothers Government/Corporate Bond Index to the S&P 500 Index.
(2) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(3) Because Class S shares had not yet commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(4) Prior to August 1, 2001, the Portfolio was managed by a different sub-advisor.

            Best and worst quarterly performance during this period:

                                quarter         %


                                quarter         %


   Portfolio's year-to-date total return as of March 31, 2003:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below compares the Portfolio's long-term performance with the combined performance of the Lehman Brothers Government/Corporate Bond Index (selected in light of the Portfolio's previous investment objective and strategies) and the S&P 500 Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %
Index Return (reflects no deduction for fees, expenses or
  taxes)(3)                                                     %                                            (3)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not yet commenced operations prior to the date of this Prospectus. See footnote (3) to the bar chart above.

(2) Class R commenced operations on May 6, 1994.

(3) The Index Return showing the 1 year, 5 year and 10 years (or Life of Class) average annual total returns is a calculation that reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999, and the S&P 500 Index for the period May 1, 1999 to December 31, 2002. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. See footnote (1) to the bar chart above.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               ING VP Research Enhanced Index Portfolio       15

                                                                         ADVISER
ING VP FINANCIAL SERVICES PORTFOLIO                         ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests, under normal market conditions, at least 80% of its assets in equity securities of companies principally engaged in financial services. For purposes of the Fund's investment strategy, financial services companies are companies that derive at least 50% of their total revenues or earnings from business operations in or directly related to financial services. The equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stock, warrants and convertible securities. As a general matter, the Portfolio expects these investments to be in common stocks of large, mid-sized and small companies.


Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic-trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly or deal in financial instruments; government-sponsored financial enterprises; thrift and savings banks; mortgage companies; title companies; conglomerates with significant interest in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

The Portfolio may invest the remaining 20% of its assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments. The Portfolio may also invest in savings accounts of mutual thrifts that may allow the Portfolio to participate in potential future stock conversions of the thrift.

The portfolio managers emphasize a value approach, and select securities they deem to be undervalued relative to the market, comparable institutions, or other benchmarks. The portfolio managers use a disciplined investment process, which includes extensive database screening, identification of investable themes, which are expected to drive performance, rigorous fundamental analysis, and a sell discipline. This approach combines top down thematic development -- the identification of forces that may provide headwinds or tailwinds for the companies in the Portfolio's universe -- with rigorous bottom-up fundamental company analysis.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies, because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

RISKS OF CONCENTRATION -- because the Portfolio's investments are concentrated in the financial services industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Portfolio could underperform portfolios that have greater industry diversification.

CHANGES IN INTEREST RATES -- because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Portfolio's securities may fall when interest rates rise.

ILLIQUID SECURITIES -- if a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.


RISKS OF FOREIGN INVESTING -- foreign investment may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks and securities depositories than those in the U.S.; and foreign controls on investment. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


 16      ING VP Financial Services Portfolio

                                             ING VP FINANCIAL SERVICES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   This Portfolio does not have performance history because it had not yet commenced operations prior to the date of this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING VP Financial Services Portfolio       17

                                                                         ADVISER
ING VP LARGE COMPANY VALUE PORTFOLIO                        ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT STRATEGY


[COMPASS]


The Portfolio will normally invest at least 80% of its assets in common stocks of large companies. The Portfolio normally invests in companies that the Adviser considers to be undervalued compared to the overall stock market. The Adviser considers large companies to consist of the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1,000 largest U.S. companies, as measured by equity market capitalization. Within this universe of large well-established companies, the Adviser will use a disciplined value approach to select investments that the Adviser considers to be undervalued compared to the overall stock market. The Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.


The Portfolio may invest the remaining 20% of its assets in other types of securities, including foreign securities and smaller companies. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange-traded index funds (ETFs). To the degree that the Portfolio invests assets in non-U.S. securities, it may hedge the currency risk of these holdings with the use of forward contracts or options on currencies. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities including bonds, notes, debentures, and short-term investments.


PENDING MERGER -- subject to shareholder approval, the Portfolio's Board of Trustees has approved the merger of the Portfolio into ING VP MagnaCap Portfolio. You could therefore ultimately hold shares of that Portfolio. For more information regarding ING VP MagnaCap Portfolio, please see page 20 of this prospectus or contact a Shareholder Services Representative at 1-800-992-0180.



The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Portfolio also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Portfolio invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

CHANGES IN INTEREST RATES -- the value of the Portfolio's convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter duration.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

EXCHANGE-TRADED INDEX FUNDS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.

 18      ING VP Large Company Value Portfolio

                                            ING VP LARGE COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.



                       YEAR BY YEAR TOTAL RETURNS (%)(1)



The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


                             [TOTAL RETURNS GRAPH]


         1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----



(1) The Portfolio commenced operations on July 31, 2001. This figure is for the year ended December 31, 2002. It does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.


(2) Effective March 1, 2002, the Portfolio changed its name to Large Company Value Portfolio. Prior to that date, the name of the Portfolio was "Pilgrim Growth and Income Portfolio."



            Best and worst quarterly performance during this period:


                                quarter        %


                                quarter        %


   Portfolio's year-to-date total return as of March 31, 2003:


                                       %



                          AVERAGE ANNUAL TOTAL RETURNS


                      (FOR PERIOD ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Standard & Poor's Barra Value Index (S&P Barra Value Index) and the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class S Return                                                  %                        ()                  N/A
S&P Barra Value Index (reflects no deduction for fees,
  expenses or taxes)(2)                                         %                        (4)                 N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                     %                        (4)                 N/A



(1) Class S commenced operations on July 31, 2001.


(2) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-bank ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.


(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(4) Index return is for the period beginning July 1, 2001.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Large Company Value Portfolio       19

                                                                         ADVISER
ING VP MAGNACAP PORTFOLIO                                   ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio is managed with the philosophy that companies that can best meet the Portfolio's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Portfolio invests at least 80% of its assets in stocks that meet the following criteria:

- ATTRACTIVE VALUATION CHARACTERISTICS -- companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.

- DIVIDENDS -- a company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.


- BALANCE SHEET STRENGTH -- If a company has long term debt, it must be rated investment grade by at least one nationally recognized rating agency (for example, rated at least Baa3 by Moody's Investor Service, Inc.; BBB- by Standard and Poor's Rating Group; or BBB by Fitch Ratings). In the event the company has no material long term debt, the company must be rated investment grade by at least one nationally recognized agency.



Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.


The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. Normally, the Portfolio's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings, or assets. The remainder of the Portfolio's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Portfolio's investments may focus on particular sectors depending on the Adviser's perception of the market environment.

Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Portfolio may invest up to 5% of its assets, measured at the time of investment, in foreign securities.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 20      ING VP MagnaCap Portfolio

                                                       ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


   1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
                                                                          -10.44



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges, which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.


(2) The figure for 2002 provides performance information for Class S shares of the Portfolio. The figure for 2001 provides performance information for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


            Best and worst quarterly performance during this period:

                                quarter        %


                                quarter        %


   Portfolio's year-to-date total return as of March 31, 2003:


                                       %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P Barra Value Index and the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR    (OR LIFE OF CLASS)     (OR LIFE OF CLASS)
Class R Return                                                  %                        (1)               N/A
Class S Return                                                  %                        (2)               N/A
S&P Barra Value Index (reflects no deduction for fees,
  expenses or taxes)(3)(4)                                                               (6)
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %                        (6)               N/A



(1) Class R commenced operations on May 8, 2000.


(2) Class S commenced operations on May 3, 2001.


(3) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.


(4) The Portfolio invests in value securities that meet the Fund's disciplined investment criteria. The S&P Barra Value Index tracks the performance of companies with low price-to-book ratios.


(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(6) Index return for Class R is for the period beginning May 1, 2000. Index
    return for Class S is     % for the period beginning May 1, 2001.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       21

                                                                         ADVISER
ING VP CONVERTIBLE PORTFOLIO                                ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks maximum total return, consisting of capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS]


Under normal conditions, the Portfolio invests at least 80% of its assets in convertible securities. Those convertible securities include domestic corporate bonds, notes, warrants and preferred stocks that can be exchanged for or converted into common stock of the issuer. The Portfolio can invest without limit in high-yield convertible debt securities rated below investment grade, or of comparable quality if unrated (commonly known as "junk bonds"). There is no minimum credit rating for securities in which the Portfolio may invest.


The Portfolio may also invest up to 20% of its total assets in non-convertible debt securities, which may include high-yield debt securities rated below investment grade, or of comparable quality if unrated (commonly known as "junk bonds"), and common and non-convertible preferred stocks.

Through investments in convertible securities, the Portfolio seeks to capture the upside potential of the underlying equities with less downside exposure.

Although the Portfolio emphasizes companies with market capitalization above $500 million, it does not limit its investment to securities of issuers in a particular market capitalization range.

The Portfolio has no limitation on the range of maturities of the debt securities in which it can invest, although most of the bonds in which the Portfolio invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.


In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.



The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Portfolio may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

CREDIT RISK -- the Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Portfolio may be subject to more credit risk than many bond funds, because it invests in high-yield debt securities, which are considered predominately speculative with respect to the issuers' continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- convertible securities and lower-rated debt securities may be less liquid than other investments. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 22      ING VP Convertible Portfolio

                                                    ING VP CONVERTIBLE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]

HOW THE


PORTFOLIO


HAS PERFORMED


                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.



                       YEAR BY YEAR TOTAL RETURNS (%)(1)



The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


                             [TOTAL RETURNS GRAPH]


         1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----



(1) The Portfolio commenced operations on August 20, 2001. This figure is for the year ended December 31, 2002. It does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.



            Best and worst quarterly performance during this period:


                                quarter        %


                                quarter        %


   Portfolio's year-to-date total return as of March 31, 2003:


                                       %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the First Boston Convertible Index.



                                                                                    5 YEARS               10 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
Class S Return                                                  %                          (1)                N/A
First Boston Convertible Index (reflects no deduction for
  fees, expenses or taxes)(3)                                   %                          (2)                N/A



(1) Class S commenced operations on August 20, 2001.


(2) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical to those in the Fund's portfolio.


(3) Index return is for the period beginning August 1, 2001.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           ING VP Convertible Portfolio       23

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                       ING Investment Management
ING VP EMERGING COUNTRIES PORTFOLIO                                     Advisers

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.



The Portfolio may invest up to 20% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Portfolio invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in small and medium-sized companies.



In selecting securities of issuers located in emerging market countries, the Sub-Adviser uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Sub-Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Sub-Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.



In selecting stocks in developed markets, the Sub-Adviser seeks the most attractive opportunities in such markets. For such securities, the Sub-Adviser uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting their fundamental analysis, the Sub-Adviser focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.


INABILITY TO SELL SECURITIES -- securities of companies located in emerging markets trade in lower volume and may be less liquid than securities of companies located in larger, more established markets. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 24      ING VP Emerging Countries Portfolio

                                             ING VP EMERGING COUNTRIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   This Portfolio does not have performance history because it had not yet commenced operations prior to the date of this Prospectus.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                    ING VP Emerging Countries Portfolio       25

                                                                         ADVISER
ING VP INTERNATIONAL PORTFOLIO                              ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


INVESTMENT STRATEGY


[COMPASS]


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Portfolio invests primarily in companies with large market capitalizations, but may also invest in mid- and small-sized companies. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Portfolio also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.


The portfolio managers primarily use a bottom-up fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or may not favor equities at all.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.


INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

 26      ING VP International Portfolio

                                                  ING VP INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   This Portfolio does not have performance history because it had not yet commenced operations prior to the date of this Prospectus.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP International Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                      Nicholas-Applegate Capital
                                                                      Management
ING VP INTERNATIONAL
SMALLCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


Under normal conditions, the Portfolio invests at least 80% of its assets in securities of small companies. At least 65% of the Portfolio's assets will normally be invested in companies located outside the U.S. The Portfolio may invest up to 35% of its assets in U.S. issuers.


The Portfolio invests primarily in smaller-capitalized companies (small cap stocks) located worldwide. In the opinion of the Portfolio's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Portfolio normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Portfolio's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a bottom-up analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. This Portfolio invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in small-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.


 28      ING VP International SmallCap Growth Portfolio

                                                            ING VP INTERNATIONAL
                                                       SMALLCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   This Portfolio does not have performance history because it had not yet commenced prior to the date of this Prospectus.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                         ING VP International SmallCap Growth Portfolio       29

                                                                         ADVISER

ING VP INTERNATIONAL VALUE PORTFOLIO                        ING Investments, LLC

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS]


The Portfolio invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.


The portfolio managers apply the technique of value investing by seeking stocks that their research indicates are priced below their long-term value.

The Portfolio holds common stocks, preferred stocks, American, European and global depository receipts, as well as convertible securities.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Portfolio may invest up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940 as amended.


The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.


 30      ING VP International Value Portfolio

                                            ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)



The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.


                             [TOTAL RETURNS GRAPH]


  1993    1994    1995    1996    1997    1998    1999    2000     2001         2002
  -----   -----   -----   -----   -----   -----   -----   -----   ------       ------
                                          16.93   50.18    3.18   -11.58



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares did not have a full year's performance for the year ended December 31, 2002, the returns in the bar chart are based upon the performance of Class R shares of the
   Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(3) ING Investments, LLC has been the Portfolio's investment adviser since August 8, 1997; however, prior to July 1, 2002, the portfolio was advised by a sub-adviser.


            Best and worst quarterly performance during this period:

                                quarter         %


                                quarter         %


   Portfolio's year-to-date total return as of March 31, 2003:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR PERIOD ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the MSCI EAFE Index.



                                                                                    5 YEARS               10 YEARS
                                                                    1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class R Return                                                 %                                            N/A
MSCI EAFE Index (reflects no deduction for fees or
  expenses)(3)                                                 %                                            N/A(4)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio did not have a full year's performance for the year ended December 31, 2002. See footnote (2) to the bar chart above.

(2) Class R commenced operations on August 8, 1997.

(3) The Morgan Stanley Capital International Europe Australia Far East (MSCI
    EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(4) Index return is for the period beginning August 1, 1997.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Value Portfolio       31

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER

ING VP HIGH YIELD BOND PORTFOLIO                   ING Investment Management LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Portfolio seeks high income and capital appreciation.


INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.


Under normal market conditions, the Portfolio invests at least 80% of its assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. The Portfolio may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Portfolio invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. The Portfolio can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.


The Portfolio may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.


In selecting equity securities, the Sub-Adviser uses a bottom-up analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the Portfolio's performance is significantly affected by changes in interest rates. The value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Portfolio's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Portfolio may be subject to more credit risk than other income portfolios, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.

PREPAYMENT RISK -- the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security in one of the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social or economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in mid-cap and small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


EXTENSION RISK -- slower than expected principal payments on a mortgage-backed or asset backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.



RISK OF HIGH YIELD BONDS -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.



RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolios.


 32      ING VP High Yield Bond Portfolio

                                                ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.


                             [TOTAL RETURNS GRAPH]


        1993             1994       1995       1996       1997       1998       1999       2000       2001       2002
        ----             ----       ----       ----       ----       ----       ----       ----       ----       ----
                                    18.55      15.75      9.00       -0.12      -2.98     -11.17      -1.05


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares had not yet commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


            Best and worst quarterly performance during this period:

                               quarter           %


                               quarter           %


   Portfolio's year-to-date total return as of March 31, 2003:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR PERIOD ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %
Lehman Brothers High Yield Bond Index (reflects no deduction
  for fees or expenses)(3)                                      %                                             (4)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio had not yet commenced operations prior to the date of this Prospectus. See footnote (2) to the bar chart above.


(2) Class R commenced operations on May 6, 1994.


(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.


(4) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING VP High Yield Bond Portfolio       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.



Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.


OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS
(as a % of average net assets)

                                                                                                                   WAIVERS,
                                                                                                   TOTAL        REIMBURSEMENTS
                                                   MANAGEMENT     SERVICE         OTHER          PORTFOLIO            AND
PORTFOLIO                                             FEE          FEES       EXPENSES(1)(4)     EXPENSES       RECOUPMENTS(2)
--------------------------------------------------------------------------------------------------------------------------------
 VP Growth + Value                           %                     0.25
 VP Growth Opportunities                     %                     0.25
 VP LargeCap Growth                          %                     0.25
 VP MidCap Opportunities                     %                     0.25
 VP SmallCap Opportunities                   %                     0.25
 VP Research Enhanced Index                  %                     0.25
 VP Financial Services                       %                     0.25
 VP Large Company Value                      %                     0.25
 VP MagnaCap                                 %                     0.25
 VP Convertible                              %                     0.25
 VP Emerging Countries                       %                     0.25
 VP International                            %                     0.25
 VP International SmallCap Growth            %                     0.25
 VP International Value                      %                     0.25
 VP High Yield Bond                          %                     0.25


                                             TOTAL NET
                                             PORTFOLIO
PORTFOLIO                                   EXPENSES(3)
-----------------------------------------  --------------
 VP Growth + Value
 VP Growth Opportunities
 VP LargeCap Growth
 VP MidCap Opportunities
 VP SmallCap Opportunities
 VP Research Enhanced Index
 VP Financial Services
 VP Large Company Value
 VP MagnaCap
 VP Convertible
 VP Emerging Countries
 VP International
 VP International SmallCap Growth
 VP International Value
 VP High Yield Bond


--------------------------------------------------------------------------------


(1) Other Expenses for the VP Growth + Value, VP Research Enhanced Index, VP Financial Services, VP Emerging Countries, VP International, VP International SmallCap Growth and VP High Yield Bond Portfolios are based on Class R expenses of the Portfolio because the Class S shares had not commenced operations prior to December 31, 2002 (the Portfolio's fiscal year end). Other Expenses for VP International Value Portfolio are estimated because the Class S shares did not have a full year's performance during the year ended December 31, 2002.



(2) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement or recoupment to ING Investments, LLC within three years. The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation at least 30 days prior to the end of the then-current term. In addition, the expense limitation may be terminated by the Trust upon at least 90 days' prior written notice to the Adviser, or upon termination of the investment management agreement.



(3) This table shows the estimated operating expenses for Class S shares of VP Growth + Value, VP Research Enhanced Index, VP Financial Services, VP Emerging Countries, VP International, VP International SmallCap Growth and VP High Yield Bond Portfolios based on each Portfolio's actual operating expenses for Class R shares and fee waivers to which the Adviser has agreed for each Portfolio. In each case, the estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets.



(4) ING Funds Services, LLC receives an annual administration fee equal to 0.10%

    of average daily net assets.




 34      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


EXAMPLES



The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



PORTFOLIO                                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------------
 VP Growth + Value                                        $
 VP Growth Opportunities                                  $
 VP LargeCap Growth                                       $
 VP MidCap Opportunities                                  $
 VP SmallCap Opportunities                                $
 VP Research Enhanced Index                               $
 VP Financial Services                                    $
 VP Large Company Value                                   $
 VP MagnaCap                                              $
 VP Convertible                                           $
 VP Emerging Countries                                    $
 VP International                                         $
 VP International SmallCap Growth                         $
 VP International Value                                   $
 VP High Yield Bond                                       $
--------------------------------------------------------------------------------------------------------------------


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       35

MANAGEMENT OF THE PORTFOLIOS                                             ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly, ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.


As of March 31, 2003, ING managed over $   billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.


The table below shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.



Because the ING VP Financial Services Portfolio, ING VP International Portfolio, ING VP International SmallCap Growth Portfolio, and ING VP Emerging Countries Portfolio had not yet commenced operations prior to the date of this prospectus, the management fee for those Portfolios reflects the current contract rate.



PORTFOLIO                                         MANAGEMENT FEE
VP Growth + Value
VP Growth Opportunities
VP LargeCap Growth
VP MidCap Opportunities
VP SmallCap Opportunities
VP Research Enhanced Index
VP Financial Services
VP Large Company Value
VP MagnaCap
VP Convertible
VP Emerging Countries
VP International
VP International SmallCap Growth
VP International Value
VP High Yield Bond


ING DIRECTLY MANAGES THE FOLLOWING PORTFOLIOS:

VP GROWTH OPPORTUNITIES PORTFOLIO, VP LARGECAP GROWTH PORTFOLIO AND VP MIDCAP OPPORTUNITIES PORTFOLIO

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Portfolio, LargeCap Growth Portfolio and MidCap Opportunities Portfolio:

Mary Lisanti and Jeffrey Bernstein have co-managed the Growth Opportunities Portfolio and MidCap Opportunities Portfolio since the Portfolios were formed in April 2000. They have co-managed the LargeCap Growth Portfolio since the Portfolio was formed in April 2001.


Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of the Portfolios since April 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management.



Jeffrey Bernstein, Senior Vice President of ING, has served as a Senior Portfolio Manager of the Portfolios since April 2000. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1997 to 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management.


VP SMALLCAP OPPORTUNITIES PORTFOLIO


Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Portfolio since November 1998.


VP MAGNACAP PORTFOLIO


Thomas Jackson, Senior Vice President and Senior Portfolio Manager for Value Equity Strategies at ING, has served as Portfolio Manager of the MagnaCap Portfolio since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000).



VP INTERNATIONAL PORTFOLIO AND VP INTERNATIONAL VALUE PORTFOLIO



Richard T. Saler and Phillip A. Schwartz have co-managed the International Portfolio since April 2001 and the International Value Portfolio since July 2002.


Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation


 36      Management of the Portfolios

ADVISER AND SUB-ADVISERS                            MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

(Lexington) (which was acquired by ING Pilgrim's parent company in July 2000).


Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager since July 2002.



Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000).


VP FINANCIAL SERVICES PORTFOLIO

The following individuals share responsibility for the day-to-day management of the Financial Services Portfolio:

Robert M. Kloss, Vice President of ING, has served as Co-Portfolio Manager of the Portfolio since April 2001. Mr. Kloss has served as an Equity Analyst and Portfolio Manager for ING Pilgrim since 1998. From 1995 to 1998, he served as a Product Manager for the Pilgrim Advisory Funds.


Steven L. Rayner, Vice President of ING, has served as Co-Portfolio Manager of the Portfolio since January 2001. Formerly, Mr. Rayner served as the primary analyst for the Portfolio from June 1995 until January 2001.


VP LARGE COMPANY VALUE PORTFOLIO

Thomas Jackson, whose background is described above, has served as Portfolio Manager of the Large Company Value Portfolio since June 2001.

VP CONVERTIBLE PORTFOLIO


The following individuals share responsibility for the day-to-day management of the VP Convertible Portfolio:



Edwin Schriver, Senior Vice President of ING, has served as Portfolio Manager of VP Convertible Portfolio since April 2002. Mr. Schriver has served as Senior Vice President and Portfolio Manager of ING since October 2000. Prior to joining ING, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation from 1998 to 1999.



Andy Mitchell, Vice President of ING, has served as Co-Portfolio Manager of VP Convertible Portfolio since April 2002. Mr. Mitchell has served as Vice President and Portfolio Manager of ING since July 2000. Prior to joining ING in 2000, Mr. Mitchell was a Senior Credit Analyst with Katonah Capital and from March 1998 to March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.



Anuradha Sahai, Vice President of ING, has served as a member of the portfolio management team that manages VP Convertible Portfolio since April 2002. Ms. Sahai has held several analyst positions with ING since 1997.


SUB-ADVISERS

For the following Portfolios, ING has employed a Sub-Adviser to provide the day-to-day management of the Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined, long-term investment approach over a period of several market cycles.


ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board of Trustees of the Portfolio. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day management of the Portfolio.



VP EMERGING COUNTRIES PORTFOLIO


ING INVESTMENT MANAGEMENT ADVISORS B.V.



ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the Emerging Countries Portfolio. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management of ING
Investment Management (IIM) which had assets under management of $    billion
(in Euros) as of March 31, 2003.



Jan Wim Derks has served as a member of the portfolio management team that manages the Portfolio since October 2000. Mr. Derks serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.



Eric Anderson has served as a member of the portfolio management team that manages the Portfolio since October 2000. Mr. Anderson serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas.



Bratin Sanyal has served as a member of the portfolio management team that manages the Portfolio since October 2000. Mr. Sanyal serves as the Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       37

MANAGEMENT OF THE PORTFOLIOS                                        SUB-ADVISERS
--------------------------------------------------------------------------------


Frits Moolhuizen has served as a member of the portfolio management team that manages the Portfolio since December 2002. Mr. Moolhuizen is Head of Equity Investments for IIMA and joined IIMA in 1996 as Director, Dutch Equities.



Michiel Bootsma has served as a member of the portfolio management team that manages the Portfolio since December 2002. Mr. Bootsma is Investment Manager, Emerging Market Equities and co-manages international portfolios in the EMEA universe (Eastern Europe, Middle East and Africa). Mr. Bootsma joined IIMA in 1997 in the Regional Management Europe department as a portfolio manager.


VP RESEARCH ENHANCED INDEX PORTFOLIO
AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Portfolio. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of March 31, 2003, Aeltus managed over $ billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Research Enhanced Index Portfolio.

Mr. Whelan has served as co-manager of the Research Enhanced Index Portfolio since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.

Mr. Cote has served as co-manager of the Research Enhanced Index Portfolio since August 1, 2001. At Aeltus, Mr. Cote served as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

VP GROWTH + VALUE PORTFOLIO
NAVELLIER FUND MANAGEMENT, INC.


A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the ING VP Growth + Value Portfolio. As of March 31, 2003, Navellier and its affiliate, Navellier & Associates, Inc., managed over $ billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.


Louis Navellier has managed the ING VP Growth + Value Portfolio since February 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.


 38      Management of the Portfolios

ADVISER AND SUB-ADVISERS                            MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

VP INTERNATIONAL SMALLCAP GROWTH PORTFOLIO
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT


Nicholas-Applegate Capital Management (NACM) has served as Sub-Adviser to the ING International SmallCap Growth Portfolio since its inception. Founded in 1984 by Arthur Nicholas, Managing Director and Fred Applegate as an institutional investment manager, NACM is now a wholly owned subsidiary of Allianz AG. As of March 31, 2003, NACM managed over $ billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Portfolio is managed by a team of portfolio managers and analysts headed by Loretta Morris, Catherine Somhegyi, and Randall Kahn. NACM has offices in San Diego, New York, San Francisco and Chicago. Its principal place of business is 600 West Broadway, San Diego, California 92101.



VP HIGH YIELD BOND PORTFOLIO


ING INVESTMENT MANAGEMENT LLC



ING Investment Management LLC (IIM) serves as Sub-Adviser to VP High Yield Bond Portfolio. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios, including other registered investment companies, which, as of March
31, 2003, were valued at $    billion.



Greg Jacobs, with more than 7 years of investment experience managing high yield investments, shares responsibility for the day-to-day management of the VP High Yield Bond Portfolio with Kurt Kringelis. Mr. Jacobs jointly manages over $2.5 billion in high yield assets for IIM. Mr. Jacobs joined IIM in January 1998.



Kurt Kringelis, with 7 years of investment experience managing high yield investments, shares responsibility for day-to-day management of the VP High Yield Bond Fund with Greg Jacobs. Mr. Kringelis jointly manages over $2.5 billion in assets for IIM. Mr. Kringelis joined IIM in January 1998.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       39

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT


The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.



ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your variable contract prospectus for additional information about how this works.

The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

CLASS S SHARES

Effective May 1, 2001, the Trust offers investors Class R and Class S shares of the Portfolios.

SERVICE FEES-CLASS S SHARES. The Trust has adopted a Shareholder Services Plan (the Plan) for the Class S shares of each Portfolio. The Plan allows the Trust's Administrator, ING Funds Services, LLC, to use payments under the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders including variable contract owners with interests in the portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the NAV of Portfolio shares even without any change in the foreign currency denominated values of such securities.



Because foreign securities markets may close before the Portfolio determines its NAV, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Portfolio calculates its NAV may not be reflected unless the Adviser, under supervision of the Board, determines that a particular event would materially affect its NAV.


When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance


 40      Information for Investors

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              Information for Investors       41

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.

As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

You should consult the variable contract prospectus or offering memorandum along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.


 42      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. However, the Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS


INVESTMENTS IN FOREIGN SECURITIES. (ALL PORTFOLIOS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.



The Portfolios that invest in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.



EMERGING MARKETS INVESTMENTS. (ALL PORTFOLIOS EXCEPT VP MAGNA CAP, VP RESEARCH ENHANCED INDEX AND LARGE COMPANY VALUE PORTFOLIOS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.



INABILITY TO SELL SECURITIES. (ALL PORTFOLIOS EXCEPT VP LARGE CAP GROWTH, VP RESEARCH ENHANCED INDEX, VP FINANCIAL SERVICES AND VP MAGNA CAP
PORTFOLIOS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.



HIGH YIELD SECURITIES. (VP HIGH YIELD BOND, VP EMERGING COUNTRIES AND VP CONVERTIBLE PORTFOLIO). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.



CORPORATE DEBT SECURITIES. (ALL PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       43

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


U.S. GOVERNMENT SECURITIES. (ALL PORTFOLIOS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.



CONVERTIBLE SECURITIES. (ALL PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.



OTHER INVESTMENT COMPANIES. (EACH PORTFOLIO EXCEPT VP INTERNATIONAL SMALLCAP GROWTH PORTFOLIO). Certain Portfolios may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.



RESTRICTED AND ILLIQUID SECURITIES. (ALL PORTFOLIOS). If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



MORTGAGE-RELATED SECURITIES. (EACH PORTFOLIO EXCEPT VP GROWTH OPPORTUNITIES PORTFOLIO). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



INTERESTS IN LOANS. (EACH PORTFOLIO EXCEPT VP HIGH YIELD BOND
PORTFOLIO). Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.



DERIVATIVES. (ALL PORTFOLIOS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, please check the description of the Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's



 44      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


TEMPORARY DEFENSIVE STRATEGIES. (ALL PORTFOLIOS). When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it may not achieve capital appreciation.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. (ALL
PORTFOLIOS). Certain Portfolios may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


CONCENTRATION. The Financial Services Portfolio concentrates (for purposes of the Investment Company Act of 1940, as amended) its assets in securities related to the financial services industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.


MANAGEMENT RISK. (ALL PORTFOLIOS). Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.



PORTFOLIO TURNOVER. (VP GROWTH + VALUE, VP GROWTH OPPORTUNITIES, VP LARGECAP GROWTH, VP MIDCAP OPPORTUNITIES AND VP SMALLCAP OPPORTUNITIES). The Portfolios are generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.


OTHER RISKS


REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.


LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 30% or 33 1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES AGAINST THE BOX. A short sale is the sale by a person or entity of a security which has been borrowed from a third party with the expectation that the market price will drop. Certain Portfolios may "sell short against the box." In general, this technique may involve selling a security when a Portfolio owns it, but does not want to immediately liquidate its position. This technique also may involve a Portfolio selling a security when the selling Portfolio owns a security equivalent in kind and amount to the security sold that it has the right to obtain, for delivery at a specified date in the future. Portfolios may enter into "short sales against the box" to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       45

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


 46      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product. A report of the Trust's independent auditors, along with each Portfolio's financial statements, is included in the Trust's annual report, which is available upon request.


Because either the Growth + Value, Research Enhanced Index, Financial Services, Emerging Countries, International, International SmallCap Growth and High Yield Bond Portfolios are new or Class S shares of these Portfolios had not commenced operations prior to December 31, 2002 (the Portfolios' fiscal year end), financial highlights are not presented for these Portfolios.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

ING VP GROWTH OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S        CLASS S
                                                                   ------------   ------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2002         2001(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                       6.90
 Income from investment operations:
 Net investment loss                                           $                      -0.01
 Net realized and unrealized loss on investments               $                      -1.40
 Total from investment operations                              $                      -1.41
 Net asset value, end of period                                $                       5.49
 TOTAL RETURN(2)                                               %                     -20.43
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                      5,387
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                       1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                       2.58
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %                      -0.72
 Portfolio turnover rate                                       %                        471


--------------------------------------------------------------------------------


(1) Class S commenced offering of Class S shares on May 3, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 48      ING VP Growth Opportunities Portfolio

FINANCIAL HIGHLIGHTS                            ING VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S        CLASS S
                                                                   ------------   ------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2002         2001(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      10.00
 Income from investment operations:
 Net investment loss                                           $                      -0.01
 Net realized and unrealized loss on investments               $                      -0.33
 Total from investment operations                              $                      -0.34
 Net asset value, end of period                                $                       9.66
 TOTAL RETURN(2)                                               %                      -3.40
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                      1,017
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                       1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                       7.19
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %                      -0.47
 Portfolio turnover rate                                       %                        159


--------------------------------------------------------------------------------


(1) Class S commenced operations on August 2, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING VP LargeCap Growth Portfolio       49

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S        CLASS S
                                                                   ------------   ------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2002           2001
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                       7.10
 Income from investment operations:
 Net investment loss                                           $                      -0.01
 Net realized and unrealized loss on investments               $                      -1.05
 Total from investment operations                              $                      -1.06
 Net asset value, end of period                                $                       6.04
 TOTAL RETURN(2)                                               %                     -14.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                        865
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                       1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                       4.28
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %                      -0.67
 Portfolio turnover rate                                       %                        429


--------------------------------------------------------------------------------


(1) Class S commenced offering of Class S shares on May 7, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 50      ING VP MidCap Opportunities Portfolio

FINANCIAL HIGHLIGHTS                     ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S        CLASS S
                                                                   ------------   ------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2002         2001(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      21.97
 Income from investment operations:
 Net investment loss                                           $                      -0.05
 Net realized and unrealized loss on investments               $                      -3.01
 Total from investment operations                              $                      -3.06
 Less distributions from:
 Net realized gain on investments                              $                       0.05
 Total distributions                                           $                       0.05
 Net asset value, end of period                                $                      18.86
 TOTAL RETURN(2)                                               %                     -13.90
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                     15,743
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                       1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                       1.71
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %                      -0.90
 Portfolio turnover rate                                       %                        304


--------------------------------------------------------------------------------


(1) Class S commenced offering of Class S shares on May 3, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       51

ING VP LARGE COMPANY VALUE PORTFOLIO                        FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S        CLASS S
                                                                   ------------   ------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2002         2001(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      10.00
 Income from investment operations:
 Net investment income                                         $                       0.03
 Net realized and unrealized gain on investments               $                       0.46
 Total from investment operations                              $                       0.49
 Less distributions from:
 Net investment income                                         $                       0.03
 Net realized gains on investments                             $                       0.15
 Total distributions                                           $                       0.18
 Net asset value, end of period                                $                      10.31
 TOTAL RETURN(2)                                               %                       4.92
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                        681
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                       1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                       8.57
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %                       0.96
 Portfolio turnover rate                                       %                         22


--------------------------------------------------------------------------------


(1) Class S commenced operations on July 31, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


 52      ING VP Large Company Value Portfolio

FINANCIAL HIGHLIGHTS                                   ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S        CLASS S
                                                                   ------------   ------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2002         2001(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                       9.59
 Income from investment operations:
 Net investment income                                         $                       0.05
 Net realized and unrealized loss on investments               $                      -0.60
 Total from investment operations                              $                      -0.55
 Less distributions from:
 Net investment income                                         $                       0.06
 Total distributions                                           $                       0.06
 Net asset value, end of period                                $                       8.98
 TOTAL RETURN(2)                                               %                      -5.75
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                      5,854
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                       1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                       1.53
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %                       1.13
 Portfolio turnover rate                                       %                         72


--------------------------------------------------------------------------------


(1) Class S commenced offering of Class S shares on May 7, 2001.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       53

ING VP CONVERTIBLE PORTFOLIO                                FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the years ended December 31, 2002 and December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S          CLASS S
                                                                   ------------    --------------
                                                                    YEAR ENDED      PERIOD ENDED
                                                                   DECEMBER 31,     DECEMBER 31,
                                                                       2002           2001(1)
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                        10.00
 Income from investment operations:
 Net investment income                                         $                         0.08
 Net realized and unrealized gain on investments               $                         0.49
 Total from investment operations                              $                         0.57
 Less distributions from:
 Net investment income                                         $                         0.08
 Net realized gains on investments                             $                         0.07
 Total distributions                                           $                         0.15
 Net asset value, end of period                                $                        10.42
 TOTAL RETURN(2)                                               %                         5.67
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                          722
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                         1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                         7.33
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %                         2.49
 Portfolio turnover rate                                       %                           14


--------------------------------------------------------------------------------


(1) Class S commenced operations on March 19, 2002.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 54      ING VP Convertible Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INTERNATIONAL VALUE PORTFOLIO

--------------------------------------------------------------------------------


For the period ended December 31, 2002, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S
                                                                   ------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                     2002(1)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $
 Income from investment operations:
 Net investment income                                         $
 Net realized and unrealized gain on investments               $
 Total from investment operations                              $
 Less distributions from:
 Net investment income                                         $
 Net realized gains on investments                             $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN(2)                                               %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %
 Portfolio turnover rate                                       %


--------------------------------------------------------------------------------


(1) Class S commenced operations on March 19, 2002.


(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                   ING VP International Value Portfolio       55

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VARIABLE PRODUCTS TRUST'S PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Variable Products Trust's Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S.
Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual Reports, the SAI or other portfolio information, or to make investment related inquiries:

ING VARIABLE PRODUCTS TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov


When contacting the SEC, you will want to refer to the ING Variable Products Trust's SEC file number, which is 811-8220



  [ING FUNDS LOGO]

                      STATEMENT OF ADDITIONAL INFORMATION



                          ING VARIABLE PRODUCTS TRUST



                        7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 (800) 992-0180


                                  MAY 1, 2003


                           ING VP MAGNACAP PORTFOLIO
                    ING VP RESEARCH ENHANCED INDEX PORTFOLIO
                     ING VP GROWTH OPPORTUNITIES PORTFOLIO
                     ING VP MIDCAP OPPORTUNITIES PORTFOLIO
                        ING VP GROWTH + VALUE PORTFOLIO
                    ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
                      ING VP INTERNATIONAL VALUE PORTFOLIO
                        ING VP HIGH YIELD BOND PORTFOLIO
                 ING VP INTERNATIONAL SMALLCAP GROWTH PORTFOLIO
                         ING VP INTERNATIONAL PORTFOLIO
                      ING VP EMERGING COUNTRIES PORTFOLIO
                      ING VP LARGE COMPANY VALUE PORTFOLIO
                        ING VP LARGECAP GROWTH PORTFOLIO
                      ING VP FINANCIAL SERVICES PORTFOLIO
                          ING VP CONVERTIBLE PORTFOLIO

         Shares of the ING Variable Products Trust ("Trust") are sold to insurance company separate accounts, so that the Trust may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Trust also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Trust as well as to the general accounts of any insurance company whose separate account holds shares of the Trust. Shares of the Trust are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.


         Information about the fifteen diversified investment portfolios (each, a "Portfolio", collectively, the "Portfolios") comprising the series of the Trust is set forth herein and in the Prospectuses for the Portfolios. This Statement of Additional Information ("SAI") is not a Prospectus but is incorporated therein by reference and should be read in conjunction with the Prospectus or Prospectuses (the "Prospectus") for the portfolios, dated May 1, 2003, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). In addition, the financial statements from the Trust's Annual Reports dated December 31, 2002, are incorporated herein by reference. Terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI. Copies of the Prospectuses and Annual or Semi-Annual Reports may be obtained upon request and without charge by contacting the Trust at the address or phone number above.

                                TABLE OF CONTENTS


ORGANIZATION OF THE REGISTRANT.............................................    1
INVESTMENT RESTRICTIONS....................................................    2
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS.....................    9
RISK FACTORS AND SPECIAL CONSIDERATIONS....................................
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION............................   62
PORTFOLIO TURNOVER.........................................................   64
SERVICES OF THE ADVISER AND ADMINISTRATOR..................................   64
SERVICES OF THE SUB-ADVISERS...............................................   70
NET ASSET VALUE............................................................   72
PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS...........................   74
DIVIDENDS AND DISTRIBUTIONS................................................   74
FEDERAL INCOME TAX STATUS..................................................   74
MANAGEMENT OF THE TRUST....................................................   77
TRUSTEE OWNERSHIP OF SECURITIES............................................   90
COMPENSATION OF TRUSTEES...................................................   91
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................   94
OTHER INFORMATION..........................................................  102
PERFORMANCE INFORMATION....................................................  103
APPENDIX...................................................................  107

                         ORGANIZATION OF THE REGISTRANT


         The Trust is an open-end management investment company organized as a Massachusetts business trust on the 17th day of December 1993. The Trust currently consists of fifteen Portfolios, each of which represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by ING Investments, LLC ("ING Investments" or the "Adviser").

         The Portfolios include ING VP MagnaCap Portfolio ("MagnaCap Portfolio"); ING VP Research Enhanced Index Portfolio ("Research Enhanced Index Portfolio"); ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio"); ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio"); ING VP Growth + Value Portfolio ("Growth + Value Portfolio"); ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio"); ING VP International Value Portfolio ("International Value Portfolio"), ING VP High Yield Bond Portfolio ("High Yield Bond Portfolio"); ING VP International SmallCap Growth Portfolio ("International SmallCap Growth Portfolio"); ING VP International Portfolio ("International Portfolio"); ING VP Emerging Countries Portfolio ("Emerging Countries Portfolio"); ING VP Large Company Value Portfolio ("Large Company Value Portfolio"); ING VP LargeCap Growth Portfolio ("LargeCap Growth Portfolio"); ING VP Financial Services Portfolio ("Financial Services Portfolio"); and ING VP Convertible Portfolio ("Convertible Portfolio").

         The Trust changed its name on April 30, 2000, from the "Northstar Galaxy Trust" to the "Pilgrim Variable Products Trust." Effective March 1, 2002, the name of the VP Growth and Income Portfolio was changed from "Pilgrim VP Growth and Income Portfolio" to "ING VP Large Company Value Portfolio." Effective May 1, 2002, the Trust changed its name from "Pilgrim Variable Products Trust" to "ING Variable Products Trust," and the names of each of the following Portfolios were changed as follows:

Old Name                                                     New Name
--------                                                     --------
Pilgrim VP MagnaCap Portfolio                                ING VP MagnaCap Portfolio
Pilgrim VP Research Enhanced Index Portfolio                 ING VP Research Enhanced Index Portfolio
Pilgrim VP Growth Opportunities Portfolio                    ING VP Growth Opportunities Portfolio
Pilgrim VP MidCap Opportunities Portfolio                    ING VP MidCap Opportunities Portfolio
Pilgrim VP Growth + Value Portfolio                          ING VP Growth + Value Portfolio
Pilgrim VP SmallCap Opportunities Portfolio                  ING VP SmallCap Opportunities Portfolio
Pilgrim VP International Value Portfolio                     ING VP International Value Portfolio
Pilgrim VP High Yield Bond Portfolio                         ING VP High Yield Bond Portfolio
Pilgrim VP International SmallCap Growth Portfolio           ING VP International SmallCap Growth Portfolio
Pilgrim VP International Portfolio                           ING VP International Portfolio
Pilgrim VP Emerging Countries Portfolio                      ING VP Emerging Countries Portfolio
ING VP Large Company Value Portfolio                         ING VP Large Company Value Portfolio
Pilgrim VP LargeCap Growth Portfolio                         ING VP LargeCap Growth Portfolio
Pilgrim VP Financial Services Portfolio                      ING VP Financial Services Portfolio
Pilgrim VP Convertible Portfolio                             ING VP Convertible Portfolio


         ING Investments, LLC ("Investment Adviser" or "ING Investments") has engaged Navellier Fund Management, Inc. ("Navellier") to serve as Sub-Adviser to the Growth + Value Portfolio, subject to the supervision of ING Investments. ING Investments has engaged Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of ING Groep, N.V. and an affiliate of ING Investments, to serve as Sub-Adviser to the Research Enhanced Index Portfolio, subject to the supervision of ING Investments. ING Investments has engaged Nicholas-Applegate Capital Management ("NACM") to serve as Sub-Adviser to the International SmallCap Growth Portfolio, subject to the supervision of ING Investments. ING Investments has engaged ING Investment Management Advisors B.V. ("IIMA") to serve as Sub-Adviser to the Emerging Countries Portfolio and High Yield Bond Portfolio, subject to the supervision of ING Investments. Collectively, Navellier, Aeltus and NACM will be referred to as the "Sub-Advisers."

                             INVESTMENT RESTRICTIONS


         SMALLCAP OPPORTUNITIES, GROWTH + VALUE, RESEARCH ENHANCED INDEX AND HIGH YIELD BOND PORTFOLIOS. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the Investment Company Act of 1940 (the "1940 Act")) as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a fundamental policy. In addition, a Portfolio may not:

         1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may (i) borrow from banks, but only if immediately after such borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, and options on futures as described in the Portfolio's Prospectus and this SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio's assets);

         2.       Underwrite the securities of others;

         3. Purchase or sell real property, including real estate limited partnerships (but each Portfolio may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts;

         4. Deal in commodities or commodity contracts except in the manner described in the current Prospectus and this SAI;

         5. Make loans to other persons (but each Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Adviser, subject to conditions established by the Adviser) (See "Risk Factors and Special Considerations: Securities Lending"), and may purchase or hold participations in loans in accordance with the investment objectives and policies of the Portfolio as described in the current Prospectus and this SAI;

         6.       Participate in any joint trading accounts;

         7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

         8. Sell short, except that the Portfolio may enter into short sales against the box in the manner described in the current Prospectus and this Statement of Additional Information;

         9. Invest more than 25% of its assets in any one industry or related group of industries;

         10. With respect to 75% of a Portfolio's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

         11. With respect to 75% of a Portfolio's assets, purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

         The following policies are non-fundamental and may be changed without shareholder approval. A Portfolio may not:

         1. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Portfolio are registered; and provided further that the Portfolios may invest all of their assets in the securities or beneficial interests of a singly pooled investment fund having substantially the same objectives, policies and limitations as the Portfolio; or

         2. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Portfolio, have determined there is no liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations are not readily-available, or other securities which legally or in the Adviser's or Trustees' opinion may be deemed illiquid.

         As a fundamental policy, the Portfolios may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, the Portfolios do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, the Portfolios will not make additional investments when its borrowings are in excess of 5% of total assets. If a Portfolio should determine to expand its ability to borrow beyond the current operating policy, the Portfolio's Prospectus(es) would be amended and shareholders would be notified.

         The SmallCap Opportunities Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stock of smaller, lesser-known U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         The Research Enhanced Index Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in stocks included in the Standard & Poor's Composite 500 Stock Price Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         The High Yield Bond Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         INTERNATIONAL VALUE PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

         2. Act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         3. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Portfolio reserves the right to invest all of its assets in shares of another investment company;

         4. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

         5. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Portfolio may engage in foreign exchange forward contracts; or

         6. Make loans of cash (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements).

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

         1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of another investment company;

         2. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law;

         3.       Invest more than 15% of its net assets in illiquid securities.

         MAGNACAP PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1.       Engage in the underwriting of securities of other issuers.

         2. Engage in the purchase and sale of interests in real estate, commodities or commodity contracts (although this does not preclude marketable securities of companies engaged in these activities).

         3. Engage in the making of loans to other persons, except (a) through the purchase of a portion of an issue of publicly distributed bonds, debentures or other evidences of indebtedness customarily purchased by institutional investors or (b) by the loan of its portfolio securities in accordance with the policies described under "Securities Lending;"

         4. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         5. Mortgage, pledge or hypothecate its assets in any manner, except in connection with any authorized borrowings and then not in excess of 33% of the value of its total assets;

         6. Effect short sales, or purchase or sell puts, calls, spreads or straddles.

         7. Buy or sell oil, gas, or other mineral leases, rights or royalty contracts, or participate on a joint or joint and several basis in any securities trading account;

         8. Invest more than 25% of the value of its total assets in any one industry; or

         9. Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

         The following policy is non-fundamental and may be changed without shareholder approval.

         1. The Portfolio will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         The MagnaCap Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in stocks that meet the criteria specified in the prospectus. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         GROWTH OPPORTUNITIES PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         2. Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in that issuer, or the Portfolio would own or hold more than 10% of the outstanding voting securities of the issuer; provided, however, that up to 25% of the Portfolio's total assets may be invested without regard to these limitations;

         3. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter;

         4. Concentrate its assets in the securities of issuers, all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

         5. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may: (a) purchase or sell readily marketable securities that are secured by interests in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Prospectus;

         6. Make loans, except that the Portfolio may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

         7. Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities; or

         8. Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets).

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Portfolio has valued the securities, excluding restricted securities that have been determined by the Trustees of the Trust (or the persons designated by them to make such determinations) to be readily marketable; or

         2. Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets.

         MIDCAP OPPORTUNITIES PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         2.       Underwrite the securities of others;

         3. Purchase or sell real property, including real estate limited partnerships (the Portfolio may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

         4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Portfolio;

         5. Make loans to other persons (but the Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Adviser, subject to conditions established by the Adviser), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Portfolio, as described in the current Prospectus and this SAI;

         6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

         7. Sell short, except that the Portfolio may enter into short sales against the box;

         8. Invest more than 25% of its assets in any one industry or related group of industries;

         9. With respect to 75% of the Portfolio's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

         10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not.

         1. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder; or

         2.       Invest more than 15% of its net assets in illiquid securities.

         The MidCap Opportunities Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stocks of mid-sized U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         CONVERTIBLE, EMERGING COUNTRIES, INTERNATIONAL SMALLCAP GROWTH, LARGECAP GROWTH, INTERNATIONAL, FINANCIAL SERVICES AND LARGE COMPANY VALUE PORTFOLIOS. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a fundamental policy. In addition, a Portfolio may not:

         1. Invest in a security if, with respect to 75% of the total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

         3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of companies primarily engaged in any one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (or repurchase agreements with respect thereto) and except that the Financial Services Portfolio will normally invest more than 25% of its assets in financial services industries;

         4. Purchase real estate, except that the Portfolio may (i) purchase securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships;

         5. Make loans, except that, to the extent appropriate under its investment program, a Portfolio may: (i) purchase bonds, debentures or other debt securities, including short-term obligations, (ii) enter into repurchase transactions, (iii) lend portfolio securities and may purchase or hold participations or other interests in loans in accordance with the investment objectives and policies of the Portfolio;

         6. Issue senior securities or borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities transactions are not considered senior securities or borrowings (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio's assets);

         7. Engage in the business of underwriting securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter; or

         8. Purchase or sell commodities or commodity contracts except for futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act.

         The LargeCap Growth Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         The Financial Services Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in financial services. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         The Large Company Value Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large companies that the Adviser considers to be undervalued compared to the overall stock market. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         The Convertible Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         The Emerging Countries Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in at least three countries with emerging securities markets. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         The International SmallCap Growth Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


             SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS



DIVERSIFICATION



         Each Portfolio (except VP Financial Services) is "diversified" within the meaning of the 1940 Act. In order to qualify as diversified, a Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).



INVESTMENTS, INVESTMENT STRATEGIES AND RISKS



         The table on the following pages identifies various securities and investment techniques used by ING Investments and the Sub-Advisers where applicable in managing the ING Portfolios described in this Statement of Additional Information. The table has been marked to indicate those securities and investment techniques that ING Investments and the Sub-Advisers may use to manage a Portfolio. A Portfolio may use any or all of these techniques at any one time, and the fact that a Portfolio may use a technique does not mean that the technique will be used. A Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Portfolio's investment objective, policies and restrictions described in that Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. There can be no assurance that any of the Portfolios will achieve their investment objectives. The Portfolios' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolios utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio's Prospectus. Where a particular type of security or investment technique is not discussed in a Portfolio's Prospectus, that security or investment technique is not a principal investment strategy.

------------------------------------------------------------------------------------------------------------------------------------
                                        VP RESEARCH                                                            VP INTER-   VP HIGH
                                VP       ENHANCED      VP GROWTH      VP MIDCAP    VP GROWTH +   VP SMALLCAP   NATIONAL     YIELD
                             MAGNACAP      INDEX     OPPORTUNITIES  OPPORTUNITIES     VALUE     OPPORTUNITIES    VALUE      BOND
ASSET CLASS (1)              PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Common Stock,
   Preferred Stock &
   Convertible Securities        X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
   Synthetic Convertible                                   X              X                           X            X          X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   ADRs / EDRs                   X                         X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market                                         X              X             X             X            X          X
   Securities (2)
------------------------------------------------------------------------------------------------------------------------------------
  Eurodollar Convertible                                   X              X             X             X            X          X
   Securities (3)
------------------------------------------------------------------------------------------------------------------------------------
   Eurodollar & Yankee                                     X              X             X             X            X          X
   Dollar Instruments
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Bank                                                                                                    X
   Obligations
------------------------------------------------------------------------------------------------------------------------------------




----------
(1) Each Portfolio may invest the following investment vehicles according to their investment strategy contained in the prospectus. That investment strategy may be modified by the Portfolios's fundamental investment restrictions. The fundamental investment restrictions for each portfolio preceding this "Description of the Portfolios and their Investments and Risks."


(2) The VP International Value Portfolio may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets.

(3) The Portfolios indicated may invest up to 15% of its total assets in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

------------------------------------------------------------------------------------------------------------------------------------
                                        VP RESEARCH                                                            VP INTER-   VP HIGH
                                VP       ENHANCED      VP GROWTH      VP MIDCAP    VP GROWTH +   VP SMALLCAP   NATIONAL     YIELD
                             MAGNACAP      INDEX     OPPORTUNITIES  OPPORTUNITIES     VALUE     OPPORTUNITIES    VALUE      BOND
ASSET CLASS (1)              PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency              X           X             X              X             X             X            X          X
   Exchange Transactions
------------------------------------------------------------------------------------------------------------------------------------
   International Debt            X           X             X              X             X             X            X          X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
   Securities of Foreign         X           X             X              X             X             X            X          X
   Issuers (4)
------------------------------------------------------------------------------------------------------------------------------------
   Sovereign Debt                X           X             X              X             X             X            X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   ARMs                                                                                                            X
------------------------------------------------------------------------------------------------------------------------------------
   Corporate Debt                X           X             X              X             X             X            X          X
   Securities (5)
------------------------------------------------------------------------------------------------------------------------------------
   Floating or Variable          X           X             X              X             X             X            X          X
   Rate Instruments
------------------------------------------------------------------------------------------------------------------------------------
   GICs                          X                                                      X
------------------------------------------------------------------------------------------------------------------------------------
   GNMA Certificates             X           X             X              X             X             X            X
------------------------------------------------------------------------------------------------------------------------------------
   High Yield Securities                                                                                                      X
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage Related              X           X                            X             X             X            X          X
   Securities (6)
------------------------------------------------------------------------------------------------------------------------------------



----------
(4) The VP MagnaCap Portfolio's investment in foreign securities is limited to 5% of its net assets, measured at the time of investment.


(5) Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.

------------------------------------------------------------------------------------------------------------------------------------
                                        VP RESEARCH                                                            VP INTER-   VP HIGH
                                VP       ENHANCED      VP GROWTH      VP MIDCAP    VP GROWTH +   VP SMALLCAP   NATIONAL     YIELD
                             MAGNACAP      INDEX     OPPORTUNITIES  OPPORTUNITIES     VALUE     OPPORTUNITIES    VALUE      BOND
ASSET CLASS (1)              PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Municipals (7)                                                                                                             X
------------------------------------------------------------------------------------------------------------------------------------
   Short-Term Investments        X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
   Subordinated Mortgage                                                                                           X          X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government               X           X             X              X             X             X            X          X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
   OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Asset Backed Securities       X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
   Banking Industry              X           X             X              X             X             X            X          X
   Obligations
------------------------------------------------------------------------------------------------------------------------------------



----------
(6) The VP SmallCap Opportunities, VP Growth + Value, VP Research Enhanced Index, VP High Yield Bond, VP International Value, VP MagnaCap and VP Growth Opportunities Portfolios may invest up to 5% of its net assets in CMOs, IOs and POs. The VP Convertible, VP Emerging Countries, VP International SmallCap Growth and VP LargeCap Growth Portfolio may invest in foreign mortgage-related securities. All Portfolios except VP Financial Services, VP International and VP Large Company Value Portfolios may invest in parallel-pay CMOs and Planned Amortization Class CMOs (PAC Bonds). The VP MidCap Opportunities Portfolio may invest in privately issued CMOs.


(7) The Portfolios indicated may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                        VP RESEARCH                                                            VP INTER-   VP HIGH
                                VP       ENHANCED      VP GROWTH      VP MIDCAP    VP GROWTH +   VP SMALLCAP   NATIONAL     YIELD
                             MAGNACAP      INDEX     OPPORTUNITIES  OPPORTUNITIES     VALUE     OPPORTUNITIES    VALUE      BOND
ASSET CLASS (1)              PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
  Derivatives (8)                X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
    Financial Services
    Companies (9)
------------------------------------------------------------------------------------------------------------------------------------
    Dealer Options                           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
    Financial Futures
    Contracts & Related
    Options (10)                             X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------



----------
(8) The VP Financial Services, VP International SmallCap Growth, VP Emerging Countries, VP Large Company Value, VP International, VP LargeCap Growth, and VP Convertible Portfolios may invest in derivative instruments. The VP Research Enhanced Index Portfolio also may invest in derivatives although generally investments in derivatives for this Portfolio will be limited to S&P 500 Index options and futures on the S&P 500 Index. The VP International Value Portfolio may invest in derivative instruments for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. The VP International Value Portfolio does not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.


(9) The Portfolio indicated may invest primarily in equity securities of companies engaged in financial services. Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodian of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly or deal in financial instruments; government-sponsored financial enterprises; thrifts and savings banks; conglomerates with significant interest in financial services companies; fund financial service companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell or market software or hardware related to financial services or products directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

(10) The VP Large Company Value and VP International Portfolios may enter into interest rate future contracts only. However, these Portfolios may not purchase or sell a put or call option on an interest rate futures contract. The International Value Portfolio will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Portfolio. As a general rule, the International Value Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Portfolio will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for such options would exceed 5% of the fair market value of the Portfolio's net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                        VP RESEARCH                                                            VP INTER-   VP HIGH
                                VP       ENHANCED      VP GROWTH      VP MIDCAP    VP GROWTH +   VP SMALLCAP   NATIONAL     YIELD
                             MAGNACAP      INDEX     OPPORTUNITIES  OPPORTUNITIES     VALUE     OPPORTUNITIES    VALUE      BOND
ASSET CLASS (1)              PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency                          X             X              X             X             X            X          X
   Options (11)
------------------------------------------------------------------------------------------------------------------------------------
   Forward Currency              X           X             X              X             X             X            X          X
   Contracts
------------------------------------------------------------------------------------------------------------------------------------
   OTC Options (12)                          X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
   Purchasing Options                        X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
   Stock Index Options                       X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
   Straddles                                 X             X              X             X             X            X
------------------------------------------------------------------------------------------------------------------------------------
   Warrants                      X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
   Writing Options (13)                      X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------


----------
(11) [Use of currency hedging techniques may be limited by management's need to protect the status of the Portfolio as a regulated investment company under the Internal Revenue Code (the "Code").] The VP International Portfolio may purchase put options on currencies. The VP Large Company Value Portfolio may not purchase options on foreign currency futures. The Portfolios may purchase or sell options on currency only when the Adviser or Sub-Adviser believes that a liquid secondary market exists for these options; however, no assurance can be given that a liquid secondary market will exist for a particular option at any time.


(12) The VP Research Enhanced Index, VP Growth Opportunities, VP MidCap Opportunities, VP Growth + Value, VP SmallCap Opportunities, VP International Value and VP High Yield Bond Portfolios may invest in OTC Options on U.S. Government Securities.


(13) The VP SmallCap Opportunities, VP Growth + Value, VP Research Enhanced Index, VP High Yield Bond, VP International Value, VP MangaCap, VP MidCap Opportunities and VP Growth Opportunities Portfolios will not write call options on when-issued securities. In addition, these Portfolios will not sell a covered call option if, as a result, the aggregate market value of all portfolio securities of the Portfolio covering call options or subject to put options exceeds 10% of the market value of the Portfolio's net assets. The VP International SmallCap Growth, VP Emerging Countries, VP LargeCap Growth and VP Convertible Portfolios may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their assets.

------------------------------------------------------------------------------------------------------------------------------------
                                        VP RESEARCH                                                            VP INTER-   VP HIGH
                                VP       ENHANCED      VP GROWTH      VP MIDCAP    VP GROWTH +   VP SMALLCAP   NATIONAL     YIELD
                             MAGNACAP      INDEX     OPPORTUNITIES  OPPORTUNITIES     VALUE     OPPORTUNITIES    VALUE      BOND
ASSET CLASS (1)              PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
  Index-, Currency-, and
  Equity-Linked Debt
  Securities                                                                                                       X          X
------------------------------------------------------------------------------------------------------------------------------------
  IPOs                           X                         X              X                           X            X
------------------------------------------------------------------------------------------------------------------------------------
  Loan Participation             X           X             X              X             X             X            X
------------------------------------------------------------------------------------------------------------------------------------
  Other Investment               X           X             X              X             X             X            X          X
  Companies (14)
------------------------------------------------------------------------------------------------------------------------------------
  Private Funds                                                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities         X           X             X              X             X             X            X
  (15)
------------------------------------------------------------------------------------------------------------------------------------
  Restricted & Illiquid          X           X             X              X             X             X            X          X
  Securities (16)
------------------------------------------------------------------------------------------------------------------------------------
  Securities of Companies        X           X             X              X             X             X            X          X
  with Limited Histories
------------------------------------------------------------------------------------------------------------------------------------



----------
(14) The Portfolios may invest in other investment companies ("Underlying Funds") in accordance with the Portfolio's investment policies or restrictions. The 1940 Act provides that an investment company may not:
         (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or
         (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.



(15) VP Magnacap, VP Research Enhanced Index, VP Growth Opportunities, VP MidCap Opportunities, VP Growth + Value, VP SmallCap Opportunities, VP International Value and VP High Yield Bond Portfolios may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts. VP International SmallCap Growth, VP International, VP Emerging Countries, VP Large Company Value, VP LargeCap Growth, VP Financial Services and VP Convertible Portfolios may (i) purchase securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships.



(16) The Portfolios indicated above may not invest more than 15% (5% for the Large Company Value Portfolio) of its net assets in illiquid securities, measured at the time of investment.

------------------------------------------------------------------------------------------------------------------------------------
                                        VP RESEARCH                                                            VP INTER-   VP HIGH
                                VP       ENHANCED      VP GROWTH      VP MIDCAP    VP GROWTH +   VP SMALLCAP   NATIONAL     YIELD
                             MAGNACAP      INDEX     OPPORTUNITIES  OPPORTUNITIES     VALUE     OPPORTUNITIES    VALUE      BOND
ASSET CLASS (1)              PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
  TBA Sale Commitments                       X                                          X                          X          X
------------------------------------------------------------------------------------------------------------------------------------
  Zero Coupon and
  Pay-In-Kind Securities                     X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------------------
  Borrowing (17)                 X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
  Lending of Portfolio           X           X             X              X             X             X            X          X
  Securities (18)
------------------------------------------------------------------------------------------------------------------------------------



----------
(17) The VP Convertible, VP Emerging Countries and VP International SmallCap Portfolios may borrow for temporary emergency purposes up to 20% of the value of the respective Portfolio's total assets at the time of the borrowing. If the asset coverage is not maintained, the Portfolio will take prompt action to reduce its borrowings as required by applicable law. The VP SmallCap Opportunities, VP Growth + Value, VP Research Enhanced Index, VP High Yield Bond, VP International Value, VP MagnaCap and VP Growth Opportunities Portfolios may each borrow in accordance with the provisions provided under their respective "Investment Restrictions" section. VP Large Company Value Portfolio may borrow money from a bank not in excess of the lesser of: (a) 5% of the gross assets of the Portfolio at the current market value at the time of such borrowing; or (b) 10% of the gross assets of the Portfolio taken at cost. For temporary emergency purposes, the International Portfolio may borrow money in amounts not exceeding 5% of the value of its total assets at the time of borrowing and its assets is equal to at least 300% of the amount borrowed. The VP Financial Services Portfolio may borrow, only in an amount up to 15% of its total assets. The VP Growth Opportunities, VP MidCap Opportunities and VP LargeCap Growth Portfolios may borrow money in conformity with the limits set forth in the 1940 Act; not withstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings.



(18) The VP International and VP International Value Portfolios may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Adviser. The VP Emerging Countries and VP International SmallCap Growth Portfolios may lend up to 30% of total Portfolio assets to such entities. No lending may be made with any companies affiliated with the Investment Adviser.

                                        VP RESEARCH                                                            VP INTER-   VP HIGH
                                VP       ENHANCED      VP GROWTH      VP MIDCAP    VP GROWTH +   VP SMALLCAP   NATIONAL     YIELD
                             MAGNACAP      INDEX     OPPORTUNITIES  OPPORTUNITIES     VALUE     OPPORTUNITIES    VALUE      BOND
ASSET CLASS (1)              PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio Hedging (19)         X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
  Repurchase Agreements
  (20)                           X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
  Reverse Repurchase
  Agreements & Dollar
  Roll Transactions (21)         X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------
  Equity, Interest Rate
  and Currency Swaps &           X           X             X              X             X             X            X          X
  Swap Options (22)
------------------------------------------------------------------------------------------------------------------------------------
  Temporary Defensive
  and Other Short-Term           X           X             X              X             X             X            X          X
  Positions
------------------------------------------------------------------------------------------------------------------------------------
  When Issued Securities
  & Delayed-Delivery
  Transactions (23)              X           X             X              X             X             X            X          X
------------------------------------------------------------------------------------------------------------------------------------



----------
(19) The VP Large Cap Growth, VP Convertible, VP Emerging Countries and VP International Portfolios may make contract to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments").



(20) The Portfolios indicated above may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act.


         Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times.


(21) The VP Large Company Value and VP International Portfolios may not enter dollar roll agreements.



(22) The VP International Portfolio may only invest in Equity Swaps. A Portfolio will not enter into any of the Derivative Transactions unless the unsecured debt on the claims paying ability of the other party is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (i.e., AAA or AA by S&P).

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Common Stock,
   Preferred Stock &             X                X               X             X             X            X               X
   Convertible Securities
------------------------------------------------------------------------------------------------------------------------------------
   Synthetic Convertible         X                X               X                           X            X               X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   ADRs / EDRs                   X                X               X             X             X            X               X
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market               X                X               X                           X            X               X
   Securities (25)
------------------------------------------------------------------------------------------------------------------------------------


----------
(23) In order to secure prices or yields deemed advantageous at the time, the Portfolios indicated may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 - 45 days after the commitment is made. The Portfolios may not purchase when-issued securities or enter into firm commitments; if as a result, more than 15% of the Portfolio's net assets would be segregated to cover such securities. VP Convertible, VP Equity and Bond, and VP LargeCap Growth Portfolios may not purchase when issued securities or enter into firm commitments, if as a result, more than 15% of the Portfolio's net assets would be segregated to cover such securities. As an operating policy, the Real Estate Portfolio intends to limits its commitments to purchase when-issued and delayed delivery securities to less than 10% of its net assets.


(24) Each Portfolio may invest the following investment vehicles according to their investment strategy contained in the prospectus. That investment strategy may be modified by the Portfolios's fundamental investment restrictions. The fundamental investment restrictions for each portfolio preceding this "Description of the Portfolios and their Investments and Risks."


(25) The VP International Value Portfolio may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets.

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Eurodollar Convertible        X                X               X                           X            X               X
   Securities (26)
------------------------------------------------------------------------------------------------------------------------------------
   Eurodollar & Yankee           X                X               X                           X            X               X
   Dollar Instruments
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Bank                  X                X               X
   Obligations
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency              X                X               X             X             X            X
   Exchange Transactions
------------------------------------------------------------------------------------------------------------------------------------
   International Debt            X                X               X             X             X            X               X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
   Securities of Foreign         X                X               X             X             X            X               X
   Issuers (27)
------------------------------------------------------------------------------------------------------------------------------------
   Sovereign Debt                X                X               X             X             X                            X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   ARMs                          X                X               X
------------------------------------------------------------------------------------------------------------------------------------
   Corporate Debt                X                X               X             X             X            X               X
   Securities (28)
------------------------------------------------------------------------------------------------------------------------------------


----------
(26) The Portfolios indicated may invest up to 15% of its total assets in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.


(27) The VP MagnaCap Portfolio's investment in foreign securities is limited to 5% of its net assets, measured at the time of investment.


(28) Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Floating or Variable          X                X               X                           X            X               X
   Rate Instruments
------------------------------------------------------------------------------------------------------------------------------------
   GICs
------------------------------------------------------------------------------------------------------------------------------------
   GNMA Certificates             X                X               X             X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
   High Yield Securities                                          X                                                        X
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage Related              X                X               X             X             X            X               X
   Securities (29)
------------------------------------------------------------------------------------------------------------------------------------
   Municipals (30)               X                                X                           X                            X
------------------------------------------------------------------------------------------------------------------------------------
   Short-Term                    X                X               X             X             X            X               X
   Investments
------------------------------------------------------------------------------------------------------------------------------------
   Subordinated Mortgage         X                X               X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
    U.S. Government              X                X               X             X             X            X               X
    Securities
------------------------------------------------------------------------------------------------------------------------------------



----------
(29) The VP SmallCap Opportunities, VP Growth + Value, VP Research Enhanced Index, VP High Yield Bond, VP International Value, VP MagnaCap and VP Growth Opportunities Portfolios may invest up to 5% of its net assets in CMOs, IOs and POs. The VP Convertible, VP Emerging Countries, VP International SmallCap Growth and VP LargeCap Growth Portfolio may invest in foreign mortgage-related securities. All Portfolios except VP Financial Services, VP International and VP Large Company Value Portfolios may invest in parallel-pay CMOs and Planned Amortization Class CMOs (PAC Bonds). The VP MidCap Opportunities Portfolio may invest in privately issued CMOs.


(30) The Portfolios indicated may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Asset Backed                  X                X               X             X             X            X               X
   Securities
------------------------------------------------------------------------------------------------------------------------------------
   Banking Industry              X                X               X             X             X            X               X
   Obligations
------------------------------------------------------------------------------------------------------------------------------------
Derivatives (31)                 X                X               X             X             X            X               X
------------------------------------------------------------------------------------------------------------------------------------
    Financial Services                                                                                     X
    Companies (32)
------------------------------------------------------------------------------------------------------------------------------------
    Dealer Options               X                X               X                           X                            X
------------------------------------------------------------------------------------------------------------------------------------
    Financial Futures
    Contracts & Related          X                X               X                           X                            X
    Options (33)
------------------------------------------------------------------------------------------------------------------------------------



----------
(31) The VP Financial Services, VP International SmallCap Growth, VP Emerging Countries, VP Large Company Value, VP International, VP LargeCap Growth, and VP Convertible Portfolios may invest in derivative instruments. The VP Research Enhanced Index Portfolio also may invest in derivatives although generally investments in derivatives for this Portfolio will be limited to S&P 500 Index options and futures on the S&P 500 Index. The VP International Value Portfolio may invest in derivative instruments for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. The VP International Value Portfolio does not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.


(32) The Portfolio indicated may invest primarily in equity securities of companies engaged in financial services. Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodian of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly or deal in financial instruments; government-sponsored financial enterprises; thrifts and savings banks; conglomerates with significant interest in financial services companies; fund financial service companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell or market software or hardware related to financial services or products directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency              X                X               X                           X                            X
   Options (34)
------------------------------------------------------------------------------------------------------------------------------------
   Forward Currency              X                X               X             X             X            X               X
   Contracts
------------------------------------------------------------------------------------------------------------------------------------
   OTC Options (35)              X                X               X             X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
   Purchasing Options            X                X               X             X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
   Stock Index Options           X                X               X             X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
   Straddles                     X                X               X             X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
   Warrants                      X                X               X             X             X            X               X
------------------------------------------------------------------------------------------------------------------------------------


----------
(33) The VP Large Company Value and VP International Portfolios may enter into interest rate future contracts only. However, these Portfolios may not purchase or sell a put or call option on an interest rate futures contract. The International Value Portfolio will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Portfolio. As a general rule, the International Value Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Portfolio will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for such options would exceed 5% of the fair market value of the Portfolio's net assets.

(34) [Use of currency hedging techniques may be limited by management's need to protect the status of the Portfolio as a regulated investment company under the Internal Revenue Code (the "Code").] The VP International Portfolio may purchase put options on currencies. The VP Large Company Value Portfolio may not purchase options on foreign currency futures. The Portfolios may purchase or sell options on currency only when the Adviser or Sub-Adviser believes that a liquid secondary market exists for these options; however, no assurance can be given that a liquid secondary market will exist for a particular option at any time.


(35) The VP Research Enhanced Index, VP Growth Opportunities, VP MidCap Opportunities, VP Growth + Value, VP SmallCap Opportunities, VP International Value and VP High Yield Bond Portfolios may invest in OTC Options on U.S. Government Securities.

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Writing Options (36)          X                X               X                           X                            X
------------------------------------------------------------------------------------------------------------------------------------
   Index-, Currency-,
   and Equity-Linked
   Debt Securities               X                X               X                           X                            X
------------------------------------------------------------------------------------------------------------------------------------
IPOs                             X                X               X             X                                          X
------------------------------------------------------------------------------------------------------------------------------------
Loan Participation (37)          X                X               X             X             X            X               X
------------------------------------------------------------------------------------------------------------------------------------
Other Investment                                  X               X             X             X            X               X
Companies (38)
------------------------------------------------------------------------------------------------------------------------------------
Private Funds                    X                X               X
------------------------------------------------------------------------------------------------------------------------------------


----------
(36) The VP SmallCap Opportunities, VP Growth + Value, VP Research Enhanced Index, VP High Yield Bond, VP International Value, VP MangaCap, VP MidCap Opportunities and VP Growth Opportunities Portfolios will not write call options on when-issued securities. In addition, these Portfolios will not sell a covered call option if, as a result, the aggregate market value of all portfolio securities of the Portfolio covering call options or subject to put options exceeds 10% of the market value of the Portfolio's net assets. The VP International SmallCap Growth, VP Emerging Countries, VP LargeCap Growth and VP Convertible Portfolios may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their assets.

(37) The Portfolios indicated above may invest in loan participations when the Adviser or Sub-Adviser believes such an investment is consistent with a Portfolio's investment objective.

(38) The Portfolios may invest in other investment companies ("Underlying Funds") in accordance with the Portfolio's investment policies or restrictions. The 1940 Act provides that an investment company may not:
         (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or
         (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities           X                X               X             X             X            X               X
(39)
------------------------------------------------------------------------------------------------------------------------------------
Restricted & Illiquid            X                X               X             X             X            X               X
Securities (40)
------------------------------------------------------------------------------------------------------------------------------------
Securities of Companies          X                X               X             X             X            X               X
with Limited Histories
------------------------------------------------------------------------------------------------------------------------------------
TBA Sale Commitments             X                X               X             X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
Zero Coupon and                  X                X               X                                        X               X
Pay-In-Kind Securities
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------------------



----------
(39) VP Magnacap, VP Research Enhanced Index, VP Growth Opportunities, VP MidCap Opportunities, VP Growth + Value, VP SmallCap Opportunities, VP International Value and VP High Yield Bond Portfolios may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts. VP International SmallCap Growth, VP International, VP Emerging Countries, VP Large Company Value, VP LargeCap Growth, VP Financial Services and VP Convertible Portfolios may (i) purchase securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships.



(40) The Portfolios indicated above may not invest more than 15% (5% for the Large Company Value Portfolio) of its net assets in illiquid securities, measured at the time of investment.

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Borrowing (41)                   X                X               X             X             X            X               X
------------------------------------------------------------------------------------------------------------------------------------
Lending of Portfolio             X                X               X                           X            X               X
Securities (42)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Hedging (43)           X                X               X             X             X            X               X
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements (44)       X                X               X             X             X            X               X
------------------------------------------------------------------------------------------------------------------------------------



----------
(41) The VP Convertible, VP Emerging Countries and VP International SmallCap Portfolios may borrow for temporary emergency purposes up to 20% of the value of the respective Portfolio's total assets at the time of the borrowing. If the asset coverage is not maintained, the Portfolio will take prompt action to reduce its borrowings as required by applicable law. The VP SmallCap Opportunities, VP Growth + Value, VP Research Enhanced Index, VP High Yield Bond, VP International Value, VP MagnaCap and VP Growth Opportunities Portfolios may each borrow in accordance with the provisions provided under their respective "Investment Restrictions" section. VP Large Company Value Portfolio may borrow money from a bank not in excess of the lesser of: (a) 5% of the gross assets of the Portfolio at the current market value at the time of such borrowing; or (b) 10% of the gross assets of the Portfolio taken at cost. For temporary emergency purposes, the International Portfolio may borrow money in amounts not exceeding 5% of the value of its total assets at the time of borrowing and its assets is equal to at least 300% of the amount borrowed. The VP Financial Services Portfolio may borrow, only in an amount up to 15% of its total assets. The VP Growth Opportunities, VP MidCap Opportunities and VP LargeCap Growth Portfolios may borrow money in conformity with the limits set forth in the 1940 Act; not withstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings.



(42) The VP International and VP International Value Portfolios may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Adviser. The VP Emerging Countries and VP International SmallCap Growth Portfolios may lend up to 30% of total Portfolio assets to such entities. No lending may be made with any companies affiliated with the Investment Adviser.



(43) The VP Large Cap Growth, VP Convertible, VP Emerging Countries and VP International Portfolios may make contract to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments").


(44) The Portfolios indicated above may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times.

------------------------------------------------------------------------------------------------------------------------------------
                                 VP
                            INTERNATIONAL
                              SMALLCAP                       VP EMERGING    VP LARGE     VP LARGECAP  VP FINANCIAL
                               GROWTH      VP INTERNATIONAL   COUNTRIES   COMPANY VALUE    GROWTH       SERVICES    VP CONVERTIBLE
ASSET CLASS (24)              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase
Agreements & Dollar Roll         X                X               X             X             X            X               X
Transactions (45)
------------------------------------------------------------------------------------------------------------------------------------
Equity, Interest Rate
and Currency Swaps &             X                X               X                           X            X               X
Swap Options (46)
------------------------------------------------------------------------------------------------------------------------------------
Temporary Defensive and
Other Short-Term                 X                X               X             X             X            X               X
Positions
------------------------------------------------------------------------------------------------------------------------------------
When Issued Securities &
Delayed-Delivery                 X                X               X             X             X            X               X
Transactions (47)
------------------------------------------------------------------------------------------------------------------------------------



----------
(45) The VP Large Company Value and VP International Portfolios may not enter dollar roll agreements.



(46) The VP International Portfolio may only invest in Equity Swaps. A Portfolio will not enter into any of the Derivative Transactions unless the unsecured senior debt or the claims paying ability of the other party is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (i.e., AAA or AA by S&P). Each Portfolio, except the VP International and VP Large Company Value Portfolios, may purchase a put option on an interest rate futures contract. Each Portfolio may sell put and call options on interest rates futures contracts.



(47) In order to secure prices or yields deemed advantageous at the time, the Portfolios indicated may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 - 45 days after the commitment is made. The Portfolios may not purchase when-issued securities or enter into firm commitments; if as a result, more than 15% of the Portfolio's net assets would be segregated to cover such securities. VP Convertible, VP Equity and Bond, and VP LargeCap Growth Portfolios may not purchase when issued securities or enter into firm commitments, if as a result, more than 15% of the Portfolio's net assets would be segregated to cover such securities. As an operating policy, the Real Estate Portfolio intends to limits its commitments to purchase when-issued and delayed delivery securities to less than 10% of its net assets.

EQUITY INVESTMENTS



COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY
SECURITIES



         COMMON STOCKS represent an equity (ownership) interest in a company. This ownership interest generally gives a Portfolio the right to vote on issues affecting the company's organization and operations. Except for the Portfolios noted in the chart above as non-diversified or concentrated, such investments maybe diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.



         Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock. PREFERRED STOCK, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.



         A CONVERTIBLE SECURITY is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.



         The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Portfolios because the Portfolios purchase such securities for their equity characteristics.



         "SYNTHETIC" CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Portfolios may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's Investors Services ("Moody's") or "A" or higher by Standard & Poor's Corporation ("S&P") and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.



         SECURITIES OF SMALL- AND MID-CAPITALIZATION COMPANIES. Securities of small- and/or mid-capitalization companies may also be purchased. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. The trading volume of securities of mid-cap and small-cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.



         SECURITIES OF BANKS AND THRIFTS. VP Financial Services Portfolio may concentrate its investments in equity securities of companies principally engaged in financial services, including banks and thrifts. A "money center bank" is a bank or bank holding company that is typically located in an international financial center and has a strong international business with a significant percentage of its assets outside the United States. "Regional banks" are banks and bank holding companies which provide full service banking, often operating in two or more states in the same geographic area, and whose assets are primarily related to domestic business. Regional banks are smaller than money center banks and also may include banks conducting business in a single state or city and banks operating in a limited number of states in one or more geographic regions. The third category which constitutes the majority in number of banking organizations are typically smaller institutions that are more geographically restricted and less well-known than money center banks or regional banks and are commonly described as "community banks."



         VP Financial Services Portfolio may invest in the securities of banks or thrifts that are relatively small, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which that Portfolio may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); as a result, there may be limitations on the Portfolio's ability to dispose of them at times and at prices that are most advantageous to the Portfolio.



         The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.



         Changes in state and Federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and Federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations.

Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the state and Federal levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine The last few years have seen a significant amount of regulatory and legislative activity focused on the expansion of bank powers and diversification of services that banks may offer. These expanded powers have exposed banks to well-established competitors and have eroded the distinctions between regional banks, community banks, thrifts and other financial institutions.



         Investments in thrifts generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. Because thrifts differ in certain respects from banks, however, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision ("OTS"). Such regulations have undergone substantial change since the 1980's and will probably change in the next few years.



FOREIGN AND EMERGING MARKET SECURITIES



AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS



         American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other similar securities represent securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.



EMERGING MARKETS



         The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.



EURODOLLAR CONVERTIBLE SECURITIES



         Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest up to 15% of their total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.



EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

         Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry same risks as investing in foreign securities.



FOREIGN CURRENCY EXCHANGE TRANSACTIONS



         Because the Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.



         Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Portfolio as a regulated investment company under the Internal Revenue Code.



FOREIGN MORTGAGE RELATED SECURITIES



         Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.



INTERNATIONAL DEBT SECURITIES



         The Portfolios may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Portfolio's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.



         In determining whether to invest in debt obligations of foreign issuers, a Portfolio would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolios having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.



         Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolios' investment income may be received or realized in foreign currencies, the Portfolios would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.



Securities of Foreign Issuers



         Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.



         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.



         Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a Portfolio with an investment objective of long-term capital appreciation because any income earned by the Portfolio should be considered incidental.



Restrictions on Foreign Investments



         Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.



         The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio that invests in such countries. For example, a Portfolio may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of a Portfolio. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving a Portfolio of the ability to make its desired investment at that time.



         Substantial limitations may exist in certain countries with respect to a Portfolio's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Portfolio of any restrictions on investments. No more than 15% of a Portfolio's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Portfolio's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Portfolio's investments in certain foreign banks and other financial institutions.



         Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Portfolio's shares.



         RISKS OF INVESTING IN FOREIGN SECURITIES: Investments in foreign securities involve certain inherent risks, including the following:



         Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolios to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Portfolio's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.



         Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.



         Taxes. The interest payable on certain of the Portfolios' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Portfolio.



         Costs. The expense ratios of a Portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Investment Adviser or Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Portfolio will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's or Sub-Adviser's assessment of prevailing market, economic and other conditions.



SOVEREIGN DEBT SECURITIES



         Sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.



FIXED INCOME SECURITIES



ADJUSTABLE RATE MORTGAGE SECURITIES



         Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.



         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.



         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.



CORPORATE DEBT SECURITIES



         Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.



         Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.



FLOATING OR VARIABLE RATE INSTRUMENTS



         Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.



GUARANTEED INVESTMENT CONTRACTS



         Guaranteed Investment Contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Portfolios may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 15% of a Portfolio's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.



GNMA CERTIFICATES



         Certificates issued by the Government National Mortgage Association ("GNMA") ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Portfolios may purchase are the "modified pass-through" type.



         GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

         Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.



         Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Portfolio would be reduced.



HIGH YIELD SECURITIES



         High yield securities are debt securities that are rated lower than Baa by Moody's or BBB by S&P, or of comparable quality if unrated.



         High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.



         High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.



         The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.



         Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

         Risks Associated with High Yield Securities



         The medium- to lower-rated and unrated securities in which the Portfolios may invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:



         High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.



         Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.



         The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolios' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.



         Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.



         Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Portfolio's Board of Director/Trustees to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent a Portfolio owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.



         Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Portfolios report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.



         Limitations of Credit Ratings. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser and a Portfolio's Sub-Adviser may primarily rely on their own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio's investment objective may be more dependent on the Investment Adviser's or Sub-Adviser's own credit analysis than might be the case for a Portfolio, which invests in higher quality bonds. The Investment Adviser, or Sub-Adviser, when applicable, continually monitors the investments in each Portfolio's portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Portfolios may retain a security whose rating has been changed.



MORTGAGE-RELATED SECURITIES



         Mortgage-related securities include U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Association ("FHLMC"). These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.



         One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.



         "Pass-through" certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the United States Government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.



         The prices of high coupon U.S. Government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.



         Certain Portfolios may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the private pools. However, the timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.



         It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Adviser or Sub-Adviser may, consistent with the Portfolios' investment objectives, policies and restrictions, consider making investments in such new types of securities.

         Other types of mortgage-related securities in which the Portfolios indicated above may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.



         CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Portfolios) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, certain Portfolios may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.



         An additional class of mortgage-related securities includes parallel-pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.



PRIVATELY ISSUED CMOS



         Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.



INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE-BACKED SECURITIES



         Stripped mortgage backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.



         SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or "IO" class), while the other class will receive all of the principal (the Principal-Only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Investment Adviser or a Sub-Adviser under guidelines and standards established by the Portfolio's Board of Directors/Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.



         Risks of Investing in Mortgage-Related Securities



         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Portfolio could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.



MUNICIPAL SECURITIES



         Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.



         In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.



         The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.



         Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.



         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.



         MORAL OBLIGATION SECURITIES. Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality, which created the issuer.



         INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.



         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.



         The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.



         SHORT-TERM MUNICIPAL OBLIGATIONS. These securities include the following:



         Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.



         Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.



         Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.



         Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.



SHORT-TERM INVESTMENTS



         The Portfolios may invest in the following securities and instruments:



         BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit, bankers' acceptances and time deposits may be acquired. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolios will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. Government.



         A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.



         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.



         SAVINGS ASSOCIATION OBLIGATIONS. The Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.



         COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Portfolios may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.



         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolios may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.



         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poors, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser or Sub-Adviser to be of comparable quality. These rating symbols are described in the Appendix.



U.S. GOVERNMENT SECURITIES



         Investments in U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Investment Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.



OTHER INVESTMENTS



ASSET BACKED SECURITIES



         Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.



         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.



BANKING INDUSTRY OBLIGATIONS



         Banking industry obligations include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, AND FIXED TIME DEPOSITS. The Portfolios will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Portfolio's investment is limited to the FDIC-insured amount of $100,000.

DERIVATIVES



         Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.



         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.



         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Portfolios will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. In the case of Research Enhanced Index Portfolio, derivative investments generally will be limited to S&P 500 Index Options.



         DEALER OPTIONS.



         Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to DEALER OPTIONS. While the Portfolios might look to a clearing corporation to exercise exchange-traded options, if a Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.



         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Portfolio seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that a Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.



         The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolio will treat dealer options as subject to the Portfolio's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instruments accordingly.



         FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS.



         Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities that it intends to purchase. A Portfolio could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Portfolio otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Portfolio's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Portfolio may wish to purchase in the future by purchasing futures contracts. Upon entering into a futures contract, a Portfolio will be required to deposit with a broker an amount of cash or cash equivalents equal to approximately 1% to 5% of the contract price, which amount is subject to change by the exchange on which the contract is traded or by the broker.



         Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the S&P 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.



         An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.



         Options on Interest Rate Futures involve the purchase of a put option on an interest rate futures contract to hedge against a decline in the value of its portfolio securities as a result of rising interest rates. The purchase of a call option on an interest rate futures contract is to hedge against the risk of an increase in the price of securities it intends to purchase resulting from declining interest rates. The selling of put and call options on interest rates futures contracts is utilized as part of a closing sale transaction to terminate its option positions.



         In contrast to the situation when a Portfolio purchases or sells a security, no security is delivered or received by the Portfolio upon the purchase or sale of a financial futures contract. Initially, the Portfolio will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. Government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Portfolio's initial margin deposit with respect thereto will be segregated with the Portfolio's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Portfolio may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.



         The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.



         Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.



         The Portfolio will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.



         Limitations and Risks on Futures Contracts and Related Options



         The purchase of options involves certain risks. If a put option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Portfolio will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Portfolio would continue to be required to make daily margin payments. In this situation, if the Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Portfolio's ability to hedge its portfolio effectively.



         There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Portfolios to incur additional brokerage commissions and may cause an increase in the Portfolio's portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the Investment Adviser or Sub-Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Portfolio or such prices move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Portfolio for the period may be less than if it had not engaged in the hedging transaction.



         The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Portfolio will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a Portfolio has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Portfolio's portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.



         The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.



         Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Portfolio because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Portfolio while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.



         FOREIGN CURRENCY FUTURES CONTRACTS. Foreign currency future contracts may be used for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Euro. Other foreign currency futures contracts are likely to be developed and traded in the future. These Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.



         FOREIGN CURRENCY OPTIONS.



         A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Portfolios use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.



         As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolios could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.



         FORWARD CURRENCY CONTRACTS

         Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.



         OTC OPTIONS



         Over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Portfolio will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Portfolio intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser or Sub-Adviser. Under these special arrangements, the Portfolio will enter into contracts with primary dealers that provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Portfolio. Under such circumstances, the Portfolio will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Portfolio might pay more to repurchase the OTC option contract than the Portfolio would pay to close out a similar exchange traded option.



         PURCHASING OPTIONS



         PURCHASING PUT AND CALL OPTIONS. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Portfolios will engage in trading of such derivative securities exclusively for hedging purposes.



         If a put option is purchased, the Portfolio acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Portfolio holds a stock which the Investment Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Portfolio may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Portfolio will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Portfolio exercises the put, less transaction costs, is the amount by which the Portfolio hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Portfolio paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Portfolio realizes on the sale of the securities.



         If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Portfolio has a short position in the underlying security and the security thereafter increases in price. The Portfolio will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Portfolio purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Portfolio realizes on the cover of the short position in the security.



         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolios generally will purchase only those options for which the Investment Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.



         STOCK INDEX OPTIONS



         Stock Index options include put and call options with respect to the S&P 500 and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Portfolio.



         The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Portfolio of options on a stock index depends on the Investment Adviser's or Sub-Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.



         Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Portfolio could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios purchase put or call options only with respect to an index which the Investment Adviser or Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.



         STRADDLES



         A Straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.



         WARRANTS

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio's entire investment therein).



         Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Portfolio were not to exercise an Index Warrant prior to its expiration, then the Portfolio would lose the amount of the purchase price paid by it for the warrant. Certain Portfolios will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Research Enhanced Index Fund will normally invest only in exchange-listed warrants. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.



         WRITING OPTIONS



         COVERED CALL OPTIONS are considered "covered" if a Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.



         Effecting a closing transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. A Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

      Risks of Investing in Options on Securities and Indices



      There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.



      A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Portfolio may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."



      In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.



INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES.



      "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.



      Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.


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IPOS



      Initial Public Offerings (IPOs) occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.



      Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.



      The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.



      The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and therefore have a more limited effect on the Portfolios' performance.



      There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.



LOAN PARTICIPATION AND ASSIGNMENTS



      A Portfolio's investment in LOAN PARTICIPATIONS typically will result in the Portfolio having a contractual relationship only with the lender and not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.



      When a Portfolio purchases a LOAN ASSIGNMENT from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular assignments or participations when necessary to meet redemptions of Portfolio shares, to meet the Portfolio's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Portfolio to value these securities for purposes of calculating its net asset value.


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

OTHER INVESTMENT COMPANIES



      An Investment Company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.



EXCHANGE TRADED FUND



      ETF. An EXCHANGE TRADED FUND (ETF) is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. Similarly, risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. The risk of not correlating to the index is an additional risk to the investors of ETFs.



SENIOR LOANS



      Certain Portfolios may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.



      Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Portfolio's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.



      Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.



      Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.



      In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.



      Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may


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

decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.



      Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Portfolio's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.



      Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a Portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.



      Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.



PRIVATE FUNDS



      Private Funds include U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Portfolio's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio's entire investment in the Private Fund.



REAL ESTATE SECURITIES



      The Portfolio's investments in real estate are primarily in Real Estate Investment Trusts (REITs) and other real estate operating companies ("REOCs"). A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.



      A REIT is a corporation or business trust that meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.



      REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans. The Real Estate Portfolio invests primarily in Equity REITs.



      Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although a Portfolio will not invest directly in real estate, a Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage Portfolios; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.



      REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.



      Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.



RESTRICTED AND ILLIQUID SECURITIES



      Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Portfolios' decision to dispose of these securities and the time when the Portfolios are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Portfolios pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Portfolios. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Portfolios would be permitted to sell them. Thus, the Portfolios may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolios may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Portfolios at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Portfolios in good faith pursuant to procedures adopted by the Company's Board of Directors/Trustees.



      Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Portfolios' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Portfolios may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Portfolio will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Portfolios are registered for sale.



SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES



      The Portfolios consider securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.



TO BE ANNOUNCED SALE COMMITMENTS



      To Be Announced ("TBA") sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.



ZERO COUPON AND PAY-IN-KIND SECURITIES



      ZERO COUPON, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.



      PAY-IN-KIND SECURITIES are securities that pay interest or dividends through the issuance of additional securities. A Portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Portfolio until the cash payment date or the securities mature. Under certain circumstances, the Portfolios could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.



      The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Portfolio may realize no return on its investment, because these securities do not pay cash interest.



INVESTMENT TECHNIQUES



BORROWING



      The Portfolios may borrow from banks. The Portfolios may borrow money from banks only if immediately after such borrowing, the value of the Portfolio's assets, including the amount borrowed less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If the Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint.



      Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



CONCENTRATION



      VP Financial Services Portfolio "concentrate" (for purposes of the 1940
Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a Portfolio which has securities representing a broader range of investment alternatives.



LENDING OF PORTFOLIO SECURITIES



      In order to generate additional income, certain Portfolios may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Portfolios and are collateralized by cash, securities or letters of credit. The Portfolios might experience a loss if the financial institution defaults on the loan.



      The borrower at all times during the loan must maintain with the Portfolio cash or cash equivalent collateral or provide to the Portfolios an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Portfolios any interest paid on such securities, and the Portfolios may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Portfolios or the borrower at any time. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.



PORTFOLIO HEDGING



      Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with "derivatives." Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. There can be no assurances that a Portfolio will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful. Although a Portfolio may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Portfolio than if it did not hedge. If the Portfolio does not correctly predict a hedge, it may lose money. In addition, each Portfolio pays commissions and other costs in connection with hedging transactions.



      Risks Associated With Hedging Transactions.



      Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Portfolio to hold a security it might otherwise sell. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.



      In addition, the Portfolio pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Portfolio's net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.



      Risks of Hedging Transactions Outside the United States.



      When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and
(5) lower trading volume and liquidity.



      One form of hedging that may be utilized by the Portfolios is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as the Portfolios, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Portfolios' other assets. Although the Portfolios will enter into such contracts with the intention of acquiring securities, the Portfolios may dispose of a commitment prior to settlement if

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the Adviser deems it appropriate to do so. The Portfolios may realize short-term profits or losses upon the sale of forward commitments.



REPURCHASE AGREEMENTS



      Repurchase agreements may be utilized, with respect to portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS



      Reverse repurchase agreement transactions involve the sale of U.S. Government securities held by the Portfolio, with an agreement that the Portfolio will repurchase such securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Portfolio's total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



      In order to enhance portfolio returns and manage prepayment risks, certain Portfolios may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security. When a Portfolio enters into a dollar roll transaction, cash and/or liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

      Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Portfolio depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Portfolio's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Portfolio's yield in the manner described above; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.



SECURITIES, INTEREST RATE AND CURRENCY SWAPS



      Securities Swaps. Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Portfolio would otherwise be precluded for lack of an established securities custody and safekeeping system. The Portfolio deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Portfolio pays or receives cash from the broker equal to the change in the value of the underlying security.



      INTEREST AND CURRENCY SWAPS. Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Portfolio and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Portfolio usually enters into such transactions on a "net" basis, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Portfolio enters into a swap on other than a net basis, or sells caps or floors, the Portfolio maintains a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.



      A Portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Portfolio is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by a Portfolio are considered to be illiquid assets.



      INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.



      CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.



      SWAP OPTIONS. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.



      CAPS AND FLOORS. INTEREST RATE CAPS AND FLOORS AND CURRENCY SWAP CAP TRANSACTIONS. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.



      Risks Associated with Swaps, Caps and Floors



      The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Portfolio relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Portfolio would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Portfolio might be unable to obtain its expected benefit. In addition, while each Portfolio will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Portfolio's ability to enter into other transactions at a time when doing so might be advantageous.



SHORT SALES



      Short sales of securities are securities already owned or have the right to be acquired at no added cost through conversion or exchange of other securities they own (referred to as SHORT SALES "AGAINST THE BOX").



      In a short sale that is not "against the box," a Portfolio sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Portfolio must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement. The Portfolio is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Portfolio has a short position can range from one day to more than a year. Until the Portfolio replaces the security, the proceeds of the short sale are retained by the broker, and the Portfolio must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).



      Short sales by a Portfolio that are not made "against the box" create opportunities to increase the Portfolio's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Portfolio's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.



      If a Portfolio makes a short sale "against the box," the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Portfolio will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.



      A Portfolio's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser or Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.



      In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Portfolio's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Portfolio will comply with these requirements. In addition, as a matter of policy, the Portfolios' Board of Directors/Trustees has determined that no Portfolio will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Portfolio's total assets, taken at market value.



      The extent to which a Portfolio may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."



TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

      Investing in certain short-term, high-quality debt instruments and in U.S. Government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Portfolio to meet redemption requests; and (iv) for temporary defensive purposes. A Portfolio for which the investment objective is capital appreciation may also invest in such securities if the Portfolio's assets are insufficient for effective investment in equities.



      Although it is expected that each Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Portfolio may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. The Portfolios will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent a Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.



WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS



      In order to secure prices or yields deemed advantageous at the time certain Portfolios may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, a Portfolio may realize a taxable capital gain or loss. When a Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.



      When the time comes to pay for the securities acquired on a delayed delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.






                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


      The Adviser, and the Sub-Advisers in the case of the Growth + Value Portfolio, Research Enhanced Index Portfolio, Emerging Countries Portfolio, High Yield Bond Portfolio and International SmallCap Growth Portfolio, place orders for the purchase and sale of securities, supervise their execution and negotiate brokerage commissions on behalf of each Portfolio. For purposes of this section, discussion of the Adviser includes the Sub-Advisers, but only with respect to the Growth + Value Portfolio and Research Enhanced Index Portfolio. It is the practice of the Adviser to seek the best execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Portfolios although the Adviser may place orders with broker-dealers that have sold shares of the Portfolios or Variable Contracts whose proceeds are invested in Variable Contracts. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

      In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Portfolios. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Advisers it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Portfolios and their shareholders.

      Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

      In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.


      During the fiscal years ended December 31, 2002, 2001, and 2000, respectively, each of the Portfolios listed below paid total brokerage commissions indicated.


           BROKERAGE COMMISSIONS PAID DURING MOST RECENT FISCAL YEARS


                                                2002        2001           2000
                                                ----        ----           ----
SmallCap Opportunities Portfolio .........                $369,574       $233,357
Growth + Value Portfolio .................                $251,871       $123,839
International Value Portfolio ............                $ 31,138       $ 71,177
Research Enhanced Index Portfolio ........                $ 34,681       $ 16,698
High Yield Bond Portfolio ................                      --       $  2,346
MagnaCap Portfolio(1) ....................                $ 12,392       $  1,521
Growth Opportunities Portfolio(2) ........                $ 55,301       $ 10,148
MidCap Opportunities Portfolio(3) ........                $ 27,997       $  3,040
Convertible Portfolio(4) .................                $     32             --
Large Company Value(5) ...................                $    849             --

LargeCap Growth Portfolio(6) .............                $  3,301             --
International SmallCap Growth Portfolio(7)                      --             --
International Portfolio(7) ...............                      --             --
Emerging Countries Portfolio(7) ..........                      --             --
Financial Services Portfolio(7) ..........                      --             --

----------
(1)   Portfolio did not begin operations until May 8, 2000.

(2)   Portfolio did not begin operations until May 3, 2000.

(3)   Portfolio did not begin operations until May 5, 2000.

(4)   Portfolio did not begin operations until August 20, 2001.

(5) Portfolio did not begin operations until July 31, 2001. This Portfolio was called the Growth and Income Portfolio.

(6)   Portfolio did not begin operations until August 2, 2001.

(7) As of the date of this SAI, this Portfolio had not yet commenced operations.


                               PORTFOLIO TURNOVER


      A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains. Each Portfolio's historical turnover rates are included in the Financial Highlights tables in the prospectus.


                    SERVICES OF THE ADVISER AND ADMINISTRATOR



      Pursuant to an Investment Advisory Agreement with the Trust, ING Investments acts as the investment adviser to each Portfolio. ING Investments, subject to the authority of the Trustees, has the overall responsibility for the management of each of the Portfolio's portfolio, subject to delegation of certain responsibilities to Sub-Adviser for the Growth + Value Portfolio, the Sub-Adviser for the Emerging Countries Portfolio and the High Yield Bond Portfolio, the Sub-Adviser for the Research Enhanced Index Portfolio, and the Sub-Adviser for the International Smallcap Growth Portfolio, is responsible for furnishing continuous investment supervision to the Portfolios and is responsible for the management of the Portfolios.



      ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. As of March 31, 2002, the Adviser had assets under management of over $billion. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management. Headquartered in Amsterdam, it conducts business in more than 65 countries, and has almost 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate, and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


      On March 1, 2002, the name of the Adviser changed from ING Pilgrim Investments, LLC to ING Investments, LLC. On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC.

      ING Investments charges each of the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios, a fee at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of each of these Portfolios, 0.70% on the next $250,000,000 of such assets, 0.65% on the next

$250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each of these Portfolios, in excess of $1 billion.

      ING Investments charges the International Value Portfolio a fee at the annual rate of 1.00% of aggregate average daily net assets of this Portfolio.

      ING Investments charges the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio a fee at the annual rate of 0.75% of aggregate average daily net assets of those Portfolios.

      ING Investments charges the International SmallCap Growth, International and Emerging Countries Portfolios a fee of the annual rate of 1.00% of aggregate average daily net assets of those Portfolios.

      ING Investments charges the Large Company Value, LargeCap Growth, Financial Services and Convertible Portfolios a fee at the annual rate of 0.75% of aggregate average daily net assets of those Portfolios.

      The Investment Advisory Agreement for the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios was approved by the Trustees of the Trust on January 26, 1994, and by the sole Shareholder of the SmallCap Opportunities, Growth + Value, Research Enhanced Index, and High Yield Bond Portfolios on April 15, 1994. The Investment Advisory Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the SmallCap Opportunities, Growth + Value, Research Enhanced Index, and High Yield Bond Portfolios as defined in the 1940 Act.

      The Investment Advisory Agreement for the International Value Portfolio was approved by the Trustees of the Trust on April 24, 1997, and by the sole Shareholder of the International Value Portfolio on April 30, 1997. The Investment Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the International Value Portfolio, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the International Value Portfolio as defined in the 1940 Act.


      The Investment Advisory Agreement for the High Yield Bond Portfolio and VP Emerging Countries Portfolio became effective on September 1, 2000 (and restated on April 30, 2001), and will continue in effect for a period of three years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.


      The Investment Advisory Agreement for the International SmallCap Growth, International, Emerging Countries, Large Company Value (formerly called the Growth and Income Portfolio), LargeCap Growth, Financial Services and Convertible Portfolios was approved by the Trustees of the Trust on February 26, 2001, and by the sole Shareholder of these Portfolios on April 30, 2001. The Investment Advisory Agreement became effective on April 30, 2001, and will continue in effect for a period of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.

      The Investment Advisory Agreement for the MagnaCap Portfolio, the Growth Opportunities Portfolio and the MidCap Opportunities Portfolio was approved by the Trustees of the Trust on January 27, 2000, and by the sole Shareholder of these Portfolios on April 28, 2000. The Investment Advisory Agreement became effective on April 30, 2000, and will continue in effect for a period of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.


      After an initial two or three year term, each Investment Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.


      Any Investment Advisory Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


      [In connection with their deliberations relating to each Portfolio's current Investment Advisory Agreement and Sub-Advisory Agreement, the Board of Trustees considered information that had been provided by ING Investments and the Sub-Advisers to the Portfolios that engage them. In considering the Investment Advisory Agreements and Sub-Advisory Agreements, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Advisory Agreement included, but were not limited to, the following: (1) the performance of the Portfolios; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Advisory Agreements in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expense ratio of each Portfolio. The Board of Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.


      The factors considered by the Board of Trustees in reviewing the Sub-Advisory Agreements included, but were not limited to, the following: (1) the performance of the Portfolios; (2) the nature and quality of the services provided by the Sub-Advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board of Trustees also considered the advisory fee retained by ING Investments for its services to sub-advised Portfolios.


      In reviewing the terms of each Investment Advisory Agreement and each Sub-Advisory Agreement and in discussions with the Adviser concerning such Investment Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Advisory Agreements and Sub-Advisory Agreements are in the interests of the Portfolios and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Portfolio, including the unanimous vote of the Independent Trustees, approved the Investment Advisory Agreements and Sub-Advisory Agreements.]


      ING Funds Services, LLC ("Administrator") (formerly ING Pilgrim Group,
LLC) serves as administrator for the Portfolios pursuant to an Administrative Services Agreement with the Portfolios. Prior to November 1, 1999, Northstar Administrators Corporation provided administrative services to the Trust. However, as a result of the acquisition of Pilgrim Capital Corporation by ReliaStar, Northstar Administrators Corporation was merged with Pilgrim Group, Inc. The Administrator is an affiliate of the Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Portfolios' business, except for those services performed by the Portfolios' Adviser under the Investment Advisory Agreements, and the custodian and accounting agent for the Portfolios under the Custodian Agreement.

      The Administrator acts as liaison among these service providers to the Portfolios. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and for monitoring the Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

      The Administrator's fee is accrued daily against the value of each Portfolio's net assets and is payable by each Portfolio monthly. The fee is computed daily and payable monthly, at an annual rate of 0.10% of each Portfolio's average daily net assets.

      The Administrative Services Agreement for the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios was approved by the Trustees of the Trust on January 26, 1994 and became effective on May 2, 1994. This Agreement continues in effect from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

      The Administrative Services Agreement for the International Value Portfolio was approved by the Trustees of the Trust on April 24, 1997. The Administrative Services Agreement for the International Value Portfolio became effective on May 1, 1997, and continues in effect from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

      The Administrative Services Agreement for the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio was approved by the Trustees of the Trust on January 27, 2000. The Administrative Services Agreement for the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio became effective on April 30, 2000, and will continue in effect for a period of two years. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

      The Administrative Services Agreement for the International SmallCap Growth, International, Emerging Countries, Large Company Value (formerly named Growth and Income), LargeCap Growth, Financial Services and Convertible Portfolios was approved by the Trustees of the Trust on February 26, 2001. The Administrative Services Agreement became effective on April 30, 2001, and will continue in effect for a period of two years. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

      During the fiscal years ended December 31, 2002, 2001, and 2000, the Portfolios paid the Adviser and Administrator the following investment advisory and administrative fees, respectively.



                                                        Advisory Fees                 Administrative Fees
                                               ------------------------------      --------------------------
                                               2002         2001         2000      2002      2001        2000
                                               ----         ----         ----      ----      ----        ----
SmallCap Opportunities
  Portfolio(1) .............................             $815,899      $874,430            $108,786    $116,972
Growth + Value Portfolio(2) ................             $788,331      $998,570            $105,111    $133,964
International Value Portfolio(3) ...........             $284,659      $259,667            $ 28,466    $ 26,148
Research Enhanced Index Portfolio(4) .......             $151,448      $205,302            $ 20,193    $ 26,648
High Yield Bond Portfolio(5) ...............             $ 83,717      $100,603            $ 11,162    $  9,532
MagnaCap Portfolio(6)(7) ...................             $ 25,988      $  3,420            $  3,465    $    348
Growth Opportunities Portfolio(8)(9) .......             $ 56,460      $ 17,042            $  7,528    $  2,385
MidCap Opportunities Portfolio(10)(11) .....             $ 21,825      $  4,593            $  2,910    $    559
Convertible Portfolio(12)(13) ..............             $  1,552           N/A            $    207         N/A
Large Company Value(14)(15) ................             $  1,614           N/A            $    215         N/A
LargeCap Growth Portfolio(16)(17) ..........             $  1,976           N/A            $    264         N/A
International SmallCap Growth Portfolio(18)                    --            --                  --          --
International Portfolio(18) ................                   --            --                  --          --
Emerging Countries Portfolio(18) ...........                   --            --                  --          --
Financial Services Portfolio(18) ...........                   --            --                  --          --


----------


(1) Does not reflect expense reimbursements, respectively, of $________,$285,870 and $95,063.

(2) Does not reflect expense reimbursements, respectively, of $________, $385,719 and $172,454.

(3) Does not reflect expense reimbursements, respectively, of $________, $150,342 and $113,480.

(4) Does not reflect expense reimbursements, respectively, of $________, $145,482 and $74,026.

(5) Does not reflect expense reimbursements, respectively, of $________, $53,283 and $44,609.

(6)   Commenced operations on May 8, 2000.

(7) Does not reflect expense reimbursements, respectively, of $________, $29,999, $24,050.

(8)   Commenced operations on May 3, 2000.

(9) Does not reflect expense reimbursements, respectively, of $________, $76,892 and $29,113.

(10)  Commenced operations on May 5, 2000.

(11) Does not reflect expense reimbursements, respectively, of $________, $54,998 and $29,939.

(12)  Commenced operations on August 20, 2001.

(13) Does not reflect expense reimbursements, respectively, of $________ and $12,992.

(14) Commenced operations on July 31, 2001. This Portfolio formerly was named the Growth and Income Portfolio.

(15) Does not reflect expense reimbursements, respectively, of $________ and $16,148.

(16)  Commenced operations on August 2, 2001.

(17) Does not reflect expense reimbursements, respectively, of $_________ and $16,145.

(18) As of the date of this SAI, this Portfolio had not yet commenced operations.


EXPENSE LIMITATION AGREEMENTS


The Adviser has entered into an expense limitation agreement with the Trust on behalf of the following Portfolios, pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser) do not exceed:


      PORTFOLIO                             CLASS R       CLASS S
      ---------                             -------       -------
      SmallCap Opportunities Portfolio       0.90%         1.10%
      MidCap Opportunities Portfolio         0.90%         1.10%
      Growth Opportunities Portfolio         0.90%         1.10%
      Research Enhanced Index
        Portfolio                            0.90%         1.10%
      Growth + Value Portfolio               0.80%         1.00%
      MagnaCap Portfolio                     0.90%         1.10%
      International Value Portfolio          1.00%         1.20%
      High Yield Bond Portfolio              0.80%         1.00%
      International Small Cap Growth
        Portfolio                             N/A          1.35%
      International Portfolio                 N/A          1.25%
      Emerging Countries Portfolio            N/A          1.35%
      Large Company Value Portfolio
        (formerly called the Growth and
        Income Portfolio)                     N/A          1.10%
      LargeCap Growth Portfolio               N/A          1.10%
      Financial Services Portfolio            N/A          1.10%
      Convertible Portfolio                   N/A          1.10%

      Each Portfolio will at a later date reimburse the Adviser for management fees waived or reduced and other expenses assumed by the Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.


      The expense limitation agreement provides that these expense limitations shall continue until December 31, 2003. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice to the Trust of the termination of the agreement at least 30 days prior to the end of the then-current term or upon termination of the Investment Management Agreement. The expense limitation agreement also may be terminated by the Trust, without payment of any penalty, upon 90 days' prior written notice to the Adviser at its principal place of business.


SHAREHOLDER SERVICES PLAN

      Effective May 1, 2001, Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, the Administrator is entitled to use proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries ("Shareholder Service Providers") for providing services to shareholders relating to Class S shares, including Variable Contract Owners with interests in the Portfolios.

      These payments may be used to pay for services ("Services") including, but not limited to: teleservicing support in connection with the Portfolios; delivery and responding to inquiries respecting Trust prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract Owners' votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Administrator as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting Variable Contract Owners' interests in one or more Portfolios; provision and administration of Variable Contract features for the benefit of Variable Contract Owners participating in the Trust, including fund transfers, dollar cost averaging, asset allocation, Portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

      Under the terms of the Plan, each Portfolio makes payments to the Administrator at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to its Class S shares. The expense of the Plan is borne solely by the Class S shares of each Portfolio.

      The Plan has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"), cast in person at a meeting called for that purpose. The Plan must be renewed annually by the Board of Trustees, including the Independent Trustees. The Plan may be terminated as to a Portfolio at any time, without any penalty, by such Trustees on 60 days' written notice.

      Any material amendments to the Plan must be approved by the Independent Trustees.


      From May 1, 2001 to December 31, 2002, the following fees were paid under the Plan.



                                    SHAREHOLDER SERVICES  SHAREHOLDER SERVICES
                                            PLAN                  PLAN
                                            2002                  2001
                                            ----                  ----
SmallCap Opportunities
  Portfolio(1)...................                              $11,105
Growth + Value Portfolio(2)......                                   --
International Value
  Portfolio(3)...................                                   --
Research Enhanced Index
  Portfolio(2)...................                                   --
High Yield Bond
  Portfolio(2)...................                                   --
MagnaCap Portfolio(1)............                              $ 4,412
Growth Opportunities
  Portfolio(1)...................                              $ 3,493
MidCap Opportunities
  Portfolio(1)...................                              $   703
International SmallCap
  Growth Portfolio(2)............                                   --
International Portfolio(2).......                                   --
Emerging Countries
  Portfolio(2)...................                                   --
Large Company Value
  Portfolio (formerly named
  the Growth and Income
  Portfolio)(4)..................                              $   538
LargeCap Growth
  Portfolio(5)...................                              $   659
Financial Services
  Portfolio(2)...................                                   --
Convertible Portfolio(6).........                              $   517


----------
(1) Class S shares of this Portfolio did not begin operations until May 8, 2001.

(2) As of the date of this SAI, the Class S shares of this Portfolio had not yet commenced operations.


(3) Class S shares of this Portfolio did not begin operations until March 19, 2002.



(4) Class S shares of this Portfolio did not begin operations until July 31, 2001.



(5) Class S shares of this Portfolio did not begin operations until August 2, 2001.



(6) Class S shares of this Portfolio did not begin operations until August 20, 2001.



                          SERVICES OF THE SUB-ADVISERS


      Pursuant to a Sub-Advisory Agreement between ING Investments and Navellier, dated November 1, 1998, Navellier serves as Sub-Adviser to the Growth + Value Portfolio. In this capacity, Navellier, subject to the supervision and control of ING Investments and the Trustees of the Growth + Value Portfolio, manages the Growth + Value Portfolio's investments, consistently with the Growth + Value Portfolio's investment objective, and executes any of the Growth + Value Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. As compensation for its services, ING Investments pays the Sub-Adviser at the annual rate of 0.35% of the average daily net assets of the Growth + Value Portfolio. Navellier is wholly owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is 1 East Liberty, Third Floor, Reno, NV 89301. The Sub-Advisory Agreement was initially approved by the Trustees of the Growth + Value Portfolio on December 1, 1995, and by vote of shareholders of the Growth + Value Portfolio on January 31, 1996. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Sub-Adviser, the Trustees of the Growth + Value Portfolio or the shareholders on not more than 60 nor less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement continues in effect from year to year, subject to the annual approval of the Trustees of the Growth + Value Portfolio, or the vote of a majority of the outstanding voting securities of the Growth + Value Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of Growth +

Value Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.





     Pursuant to a Sub-Advisory Agreement between ING Investments and ING Investment Management Advisors BV (IIMA) dated __________, 2002, IIMA acts as Sub-Adviser to the VP Emerging Countries Portfolio and VP High Yield Bond Portfolio. In this capacity, IIMA, subject to the supervision and control of ING Investments and the Trustees, on behalf of the Portfolio, manages the Portfolio's investments consistently with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. IIMA's address is Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is a wholly owned subsidiary of ING Groep N.V. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Trustees of the VP Emerging Countries Portfolio or VP High Yield Bond Portfolio, IIMA, or the shareholders of the VP Emerging Countries Portfolio or VP High Yield Bond Portfolio on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the VP Emerging Countries Portfolio or VP High Yield Bond Portfolio, or the vote of a majority of the outstanding voting securities of the VP Emerging Countries Portfolio or VP High Yield Bond Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the VP Emerging Countries Portfolio or VP High Yield Bond Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.



      Pursuant to a Sub-Advisory Agreement between ING Investments and Aeltus dated August 1, 2001, Aeltus acts as Sub-Adviser to the Research Enhanced Index Portfolio. In this capacity, Aeltus, subject to the supervision and control of ING Investments and the Trustees, on behalf of the Portfolio, manages the Portfolio's investments consistently with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Groep N.V.. The Sub-Advisory Agreement for the Research Enhanced Index Portfolio was last approved by the Trustees of the Research Enhanced Index Portfolio, on behalf of the Research Enhanced Index Portfolio on September 1, 2001. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Trustees of the Research Enhanced Index Portfolio, Aeltus, or the shareholders of the Research Enhanced Index Portfolio on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Research Enhanced Index Portfolio, or the vote of a majority of the outstanding voting securities of the Research Enhanced Index Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Research Enhanced Index Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.



      Former Sub-Adviser for Research Enhanced Index Portfolio, J.P. Morgan Investment Management ("J.P. Morgan") served as Sub-Adviser to the Research Enhanced Index Portfolio through July 2001. For the fiscal year ended December 31, 2000, the Adviser paid portfolio management fees to J.P. Morgan of $58,779. For the fiscal period from April 30, 1999 to December 31, 1999, the Adviser paid portfolio management fees to J.P. Morgan of $32, 985. The J.P. Morgan Sub-Advisory Agreement for the Research Enhanced Index Portfolio was approved by the Trustees of the Research Enhanced Index Portfolio, on behalf of the Research Enhanced Index Portfolio on January 22, 1999. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Trustees of the Research Enhanced Index Portfolio, or the shareholders of the Research Enhanced Index Portfolio on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement continues in effect from year to year, subject to the annual approval of the Trustees of the Research Enhanced Index Portfolio, or the vote of a majority of the outstanding voting securities of the Research Enhanced Index Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Research Enhanced Index Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.



      Former Sub-Adviser for the International Value Portfolio, Brandes, served as Sub-Adviser through July, 2002. Fees that were payable under the Sub-Advisory Agreement accrued daily and were paid monthly by ING Investments. As compensation for its services, ING Investments paid Brandes at the annual rate of 0.50% of the average daily net assets of the International Value Portfolio. Brandes' address is 12750 High Bluff Drive, San

Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, served as one of the Managing Directors of Brandes. The Sub-Advisory Agreement for the International Value Portfolio was approved by the Trustees of the International Value Portfolio on April 24, 1997.


      Pursuant to a Sub-Advisory Agreement between ING Investments and NACM dated April 30, 2001, NACM acts as Sub-Adviser to the International SmallCap Growth Portfolio. In this capacity, subject to the supervision and control of ING Investments and the Trustees of the International SmallCap Growth Portfolio, NACM manages the International SmallCap Growth's investments, consistent with the International SmallCap Growth's investment objectives, and executes any of the International SmallCap Growth's policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. As compensation for its services, ING Investments will pay NACM at the following annual rates: 1.00% of the Portfolio's average net assets.

      During the fiscal years ended December 31, 2001, 2000 and 1999, the Portfolios paid the Sub-Advisers the following Sub-Advisory fees respectively.


                                                    Sub-Advisory Fees
                                                    -----------------
                                              2002        2001         2000
                                              ----        ----         ----
Growth + Value Portfolio .................             $367,888      $466,408
International Value Portfolio ............                    0(1)   $      0(1)
Research Enhanced Index Portfolio(2) .....             $ 42,203      $ 58,779
International SmallCap Growth Portfolio(3)                   --            --


----------


(1) Brandes had agreed to waive all compensation until the Portfolio's net assets exceed $50 million.


(2) J.P. Morgan sub-advised the Research Enhanced Index Portfolio from April 30, 1999 through August 2001; after which time Aeltus became the sub-adviser.

(3) As of the date of this SAI, this Portfolio had not yet commenced operations.


                                 NET ASSET VALUE



      As noted in the Prospectus, the NAV and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



      Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "How Shares are Priced" in the Information For Investors section of the Prospectus. The long-term debt obligations held in a portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.



      The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.



      If a significant event which is likely to impact the value of one or more foreign securities held by a portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board of Directors/Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Directors/Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Directors/Trustees, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Directors/Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value.



      Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.



      Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.



      The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.



      In computing the net asset value for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.



      The per share net asset value of Class A shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.



      Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.







                PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS



      ING Funds Distributor, LLC ("Distributor"), a Delaware corporation, which is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, serves as the Trust's Distributor pursuant to a Distribution Agreement with the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and the offering is continuous.


      For information on purchases and redemptions of shares, see "Purchase of Shares" and "Redemption of Shares" in the Trust's Prospectus. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Portfolios; or (iv) at any other time when the Portfolios may, under applicable laws and regulations, suspend payment on the redemption of their shares.

      Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective NAV per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

      Variable Contract Owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the Variable Contract for information on allocation of premiums and on transfers of account value among divisions of the insurance company separate accounts that invest in the Portfolios.

      The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by the insurance company to such Portfolio will be invested in the fixed account portfolio or any successor to such Portfolio.


                           DIVIDENDS AND DISTRIBUTIONS

      All Portfolios (except the High Yield Bond Portfolio) declare and pay dividends quarterly. (The High Yield Bond Portfolio declares dividends daily and pays dividends quarterly). Any net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) for any Portfolio will be declared and paid at least once annually. Net realized short-term capital gains may be declared and paid more frequently.


                            FEDERAL INCOME TAX STATUS


      Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

      To qualify for treatment as a regulated investment company, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio 's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

      Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

      -     98% of the Portfolio's ordinary income for the calendar year;

      - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

      - any undistributed ordinary income or capital gain net income for the prior year.

      The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

      Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a regulated investment company would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

      The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

      In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

      The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

      If a Portfolio invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Portfolio's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Portfolio actually receives any distributions from the PFIC, investors in the Portfolio would be required to report certain "excess distributions" from, and any gain from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Portfolio's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

      Certain requirements relating to the qualification of a Portfolio as a regulated investment company under the Code may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, or forward contracts. In addition, certain Portfolio investments may generate income for tax purposes that must be distributed even though cash representing such income is not received until a later period. To meet its distribution requirement the Portfolio may in those circumstances be forced to raise cash by other means, including borrowing or disposing of assets at a time when it may not otherwise be advantageous to do so.

MANAGEMENT OF THE TRUST

      Set forth in the table below is information about each Trustee of the Trust.


                                       TERM OF                                      NUMBER OF
                                       OFFICE                                      PORTFOLIOS
                                         AND                                         IN FUND
NAME, ADDRESS AND AGE  POSITION(S)      LENGTH         PRINCIPAL OCCUPATION(S)       COMPLEX         OTHER DIRECTORSHIPS
                        HELD WITH      OF TIME         DURING THE PAST 5 YEARS     OVERSEEN BY         HELD BY TRUSTEE
                        THE TRUST      SERVED(1)                                     TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY        Trustee         October       Mr. Doherty is President and                    Trustee, GCG Trust
7337 E. Doubletree                     1999 -        Partner, Doherty, Wallace,                      (February 2002 -
Ranch Rd.                              Present       Pillsbury and Murphy, P.C.,                     Present).
Scottsdale, Arizona                                  Attorneys (1996  - Present);
85258                                                Director, Tambrands, Inc.
Age:  67 Date of                                     (1993 - 1998); and Trustee
Birth:  04/28/1934                                   of each of the funds managed
                                                     by Northstar Investment
                                                     Management Corporation (1993
                                                     - 1999).

J. MICHAEL EARLEY      Trustee         February      President and Chief                             Trustee, GCG Trust
7337 E. Doubletree                     2002 -        Executive Officer, Bankers                      (1997 - Present).
Ranch Rd.                              Present       Trust Company, N.A. (1992 -
Scottsdale, Arizona                                  Present).
85258
Date of Birth:
05/02/1945

R. BARBARA GITENSTEIN  Trustee         February      President, College of New                       Trustee, GCG Trust
7337 E. Doubletree                     2002 -        Jersey (1999 - Present).                        (1997 - Present).
Ranch Rd.                              Present       Formerly, Executive Vice
Scottsdale, Arizona                                  President and Provost, Drake
85258                                                University (1992 - 1998).
Date of Birth:
02/18/1948

WALTER H. MAY          Trustee         October       Retired.  Formerly, Managing                    Trustee, GCG Trust
7337 E. Doubletree                     1999 -        Director and Director of                        (February 2002 -
Ranch Rd.                              Present       Marketing, Piper Jaffray,                       Present) and Best
Scottsdale, Arizona                                  Inc.; Trustee of each of the                    Prep Charity (1991
85258                                                funds managed by Northstar                      - Present).
Date of Birth:                                       Investment Management
12/21/1936                                           Corporation (1996 - 1999).



----------
(1) Directors/Trustees serve until their successors are duly elected and qualified.

                                       TERM OF                                      NUMBER OF
                                       OFFICE                                      PORTFOLIOS
                                         AND                                         IN FUND
NAME, ADDRESS AND AGE  POSITION(S)      LENGTH         PRINCIPAL OCCUPATION(S)       COMPLEX         OTHER DIRECTORSHIPS
                        HELD WITH      OF TIME         DURING THE PAST 5 YEARS     OVERSEEN BY         HELD BY TRUSTEE
                        THE TRUST      SERVED(1)                                     TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
JOCK PATTON            Trustee         August        Private Investor (June 1997                     Trustee, GCG Trust
7337 E. Doubletree                     1995 -        - Present).  Formerly,                          (February 2002 -
Ranch Rd.                              Present       Director and Chief Executive                    Present); Director,
Scottsdale, Arizona                                  Officer, Rainbow Multimedia                     Hypercom, Inc.
85258                                                Group, Inc. (January 1999 -                     (January 1999 -
Date of Birth:                                       December 2001); Director of                     Present); JDA
12/11/1945                                           Stuart Entertainment, Inc.;                     Software Group,
                                                     Director of Artisoft, Inc.                      Inc. (January 1999
                                                     (1994 - 1998); President and                    - Present); Buick
                                                     Co-Owner, StockVal, Inc.                        of Scottsdale,
                                                     (November 1992 - June 1997).                    Inc.; National
                                                                                                     Airlines, Inc.; BG
                                                                                                     Associates, Inc.;
                                                                                                     BK Entertainment,
                                                                                                     Inc.; and Arizona
                                                                                                     Rotorcraft, Inc.

DAVID W.C. PUTNAM      Trustee         October       President and Director, F.L.                    Trustee, GCG Trust
7337 E. Doubletree                     1999 -        Putnam Securities Company,                      (February 2002 -
Ranch Rd.                              Present       Inc. and its affiliates;                        Present), Anchor
Scottsdale, Arizona                                  President, Secretary and                        International Bond
85258                                                Trustee, The Principled                         Trust (December
Date of Birth:                                       Equity Market Fund.                             2000 - Present);
10/08/1939                                           Formerly, Trustee, Trust                        F.L. Putnam
                                                     Realty Corp.; Anchor                            Foundation
                                                     Investment Trust; Bow Ridge                     (December 2000 -
                                                     Mining Company and each of                      Present);
                                                     the funds managed by                            Progressive Capital
                                                     Northstar Investment                            Accumulation Trust
                                                     Management Corporation (1994                    (August 1998 -
                                                     1999).                                          Present); Principled Equity
                                                                                                     Market Fund (November 1996 -
                                                                                                     Present), Mercy Endowment
                                                                                                     Foundation (1995 -
                                                                                                     Present); Director, F.L.
                                                                                                     Putnam Investment
                                                                                                     Management Company
                                                                                                     (December 2001 - Present);
                                                                                                     Asian American Bank and
                                                                                                     Trust Company (June 1992 -
                                                                                                     Present); and Notre Dame
                                                                                                     Health Care Center (1991 -
                                                                                                     Present) F.L. Putnam
                                                                                                     Securities Company, Inc.

                                       TERM OF                                      NUMBER OF
                                       OFFICE                                      PORTFOLIOS
                                         AND                                         IN FUND
NAME, ADDRESS AND AGE  POSITION(S)      LENGTH         PRINCIPAL OCCUPATION(S)       COMPLEX         OTHER DIRECTORSHIPS
                        HELD WITH      OF TIME         DURING THE PAST 5 YEARS     OVERSEEN BY         HELD BY TRUSTEE
                        THE TRUST      SERVED(1)                                     TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
                                                                                                 (June 1978 - Present); and
                                                                                                 an Honorary Trustee, Mercy
                                                                                                 Hospital (1973 - Present).

BLAINE E. RIEKE        Trustee         February      General Partner, Huntington                 Trustee, GCG Trust
7337 E. Doubletree                     2001 -        Partners (January 1997 -                    (February 2002 -
Ranch Rd.                              Present       Present).  Chairman of the                  Present) and Morgan
Scottsdale, Arizona                                  Board and Trustee of each of                Chase Trust Co.
85258                                                the funds managed by ING                    (January 1998 -
Date of Birth:                                       Investment Management Co.                   Present).
09/10/1933                                           LLC (November 1998 -
                                                     February 2001).

ROGER B. VINCENT       Trustee         February      President, Springwell                       Trustee, GCG Trust
7337 E. Doubletree                     2002 -        Corporation (1989 -                         (1994 - Present);
Ranch Rd.                              Present       Present).  Formerly,                        and Director,
Scottsdale, Arizona                                  Director, Tatham Offshore,                  AmeriGas Propane,
85258                                                Inc. (1996 - 2000).                         Inc. (1998 -
Date of Birth:                                                                                   Present).
08/26/1945

RICHARD A. WEDEMEYER   Trustee         February      Vice President - Finance and                Trustee, GCG Trust
7337 E. Doubletree                     2001 -        Administration, Channel                     (February 2002 -
Ranch Rd.                              Present       Corporation (1996 -                         Present) and
Scottsdale, Arizona                                  Present).  Formerly, Vice                   Touchstone
85258                                                President, Operations and                   Consulting Group
Date of Birth:                                       Administration, Jim Henson                  (1997 - Present).
03/23/1936                                           Productions (1979 - 1997);
                                                     Trustee, First Choice Funds
                                                     (1997 - 2001); and of each
                                                     of the funds managed by ING
                                                     Investment Management Co.
                                                     LLC (1998 - 2001).

                                         TERM OF                                      NUMBER OF
                                         OFFICE                                      PORTFOLIOS
                                           AND                                         IN FUND
NAME, ADDRESS AND AGE    POSITION(S)      LENGTH         PRINCIPAL OCCUPATION(S)       COMPLEX         OTHER DIRECTORSHIPS
                          HELD WITH      OF TIME         DURING THE PAST 5 YEARS     OVERSEEN BY         HELD BY TRUSTEE
                          THE TRUST      SERVED(1)                                     TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE
"INTERESTED PERSONS"

R. GLENN HILLIARD(2)     Trustee         February      Chairman and CEO, ING                       Trustee, GCG Trust
ING Americas                             2002 -        Americas and Member,                        (February 2002 -
5780 Powers Ferry                        Present       Americas Executive Committee                Present) and
Road, NW Atlanta, GA                                   (1999 - Present).  Formerly,                Woodruff Arts
30327                                                  Chairman and CEO, ING North                 Center; Member of
Date of Birth:                                         America (1994 - 1999).                      the Board of
01/18/1943                                                                                         Directors, Clemson
                                                                                                   University
                                                                                                   Foundation, the
                                                                                                   Board of
                                                                                                   Councilors, Carter
                                                                                                   Center, and the
                                                                                                   High Museum of Art.

THOMAS J. MCINERNEY(3)   Trustee         April         Chief Executive Officer, ING                Trustee, GCG Trust
7337 E. Doubletree                       2002 -        U.S. Financial Services                     (February 2002 -
Ranch Rd.                                Present       (October 2001 - Present);                   Present); Director,
Scottsdale, Arizona                                    General Manager and Chief                   Ameribest Life
85258                                                  Executive Officer, ING U.S.                 Insurance Co.,
Date of Birth:                                         Worksite Financial Services                 Equitable Life
05/05/1956                                             (December 2000 - Present);                  Insurance Co.,
                                                       Member, ING Americas                        First Columbine
                                                       Executive Committee (2001 -                 Life Insurance Co.,
                                                       Present); President, Chief                  Golden American
                                                       Executive Officer and                       Life Insurance Co.,
                                                       Director of Northern Life                   Life Insurance
                                                       Insurance Company (2001 -                   Company of Georgia,
                                                       Present), ING Aeltus Holding                Midwestern United
                                                       Company, Inc. (2000 -                       Life Insurance Co.,
                                                       Present), ING Retail Holding                ReliaStar Life
                                                       Company (2000 - Present),                   Insurance Co.,
                                                       ING Life Insurance and                      Security Life of
                                                       Annuity Company (1997 -                     Denver, Security
                                                                                                   Connecticut Life
                                                                                                   Insurance


----------


(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.



(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

                                         TERM OF                                      NUMBER OF
                                         OFFICE                                      PORTFOLIOS
                                           AND                                         IN FUND
NAME, ADDRESS AND AGE    POSITION(S)      LENGTH         PRINCIPAL OCCUPATION(S)       COMPLEX         OTHER DIRECTORSHIPS
                          HELD WITH      OF TIME         DURING THE PAST 5 YEARS     OVERSEEN BY         HELD BY TRUSTEE
                          THE TRUST      SERVED(1)                                     TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
                                                       Present).  Formerly, General                Co., Southland Life
                                                       Manager and Chief Executive                 Insurance Co., USG
                                                       Officer, ING Worksite                       Annuity and Life
                                                       Division (December 2000 -                   Company, and United
                                                       October 2001), President,                   Life and Annuity
                                                       ING-SCI, Inc. (August 1997 -                Insurance Co. Inc
                                                       December 2000); President,                  (March 2001 -
                                                       Aetna Financial Services                    Present); Member of
                                                       (August 1997 - December                     the Board, National
                                                       2000); Head of National                     Commission on
                                                       Accounts, Core Sales and                    Retirement Policy,
                                                       Marketing, Aetna U.S.                       Governor's Council
                                                       Healthcare (April 1996 -                    on Economic
                                                       March 1997);                                Competitiveness and
                                                                                                   Technology of Connecticut,
                                                                                                   Connecticut Business and
                                                                                                   Industry Association,
                                                                                                   Bushnell; Connecticut
                                                                                                   Forum; Metro Hartford
                                                                                                   Chamber of Commerce; and
                                                                                                   is Chairman, Concerned
                                                                                                   Citizens for Effective
                                                                                                   Government.

                                         TERM OF                                      NUMBER OF
                                         OFFICE                                      PORTFOLIOS
                                           AND                                         IN FUND
NAME, ADDRESS AND AGE    POSITION(S)      LENGTH         PRINCIPAL OCCUPATION(S)       COMPLEX         OTHER DIRECTORSHIPS
                          HELD WITH      OF TIME         DURING THE PAST 5 YEARS     OVERSEEN BY         HELD BY TRUSTEE
                          THE TRUST      SERVED(1)                                     TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER(4)        Chairman        October       President, Turner Investment                Trustee, GCG;
7337 E. Doubletree       and Trustee     1999 -        Company (January 2002 -                     Director, Hormel
Ranch Rd.                                Present       Present).  Mr. Turner was                   Foods Corporation
Scottsdale, Arizona                                    formerly Vice Chairman of                   (March 2000 -
85258                                                  ING Americas (2000 - 2001);                 Present); Shopko
Date of Birth:                                         Chairman and Chief Executive                Stores, Inc.
10/03/1939                                             Officer of ReliaStar                        (August 1999 -
                                                       Financial Corp. and                         Present); and M.A.
                                                       ReliaStar Life Insurance                    Mortenson Company
                                                       Company (1993 - 2000);                      (March 2002 -
                                                       Chairman of ReliaStar United                Present).
                                                       Services Life Insurance
                                                       Company (1995 - 1998);
                                                       Chairman of ReliaStar Life
                                                       Insurance Company of New
                                                       York (1995 - 2001);
                                                       Chairman of Northern Life
                                                       Insurance Company (1992 -
                                                       2001); Chairman and
                                                       Trustee of the Northstar
                                                       affiliated investment
                                                       companies (1993 - 2001)
                                                       and Director, Northstar
                                                       Investment Management
                                                       Corporation and its
                                                       affiliates (1993 - 1999).


      OFFICERS

      Information about the officers is set forth in the table below:


                         POSITIONS HELD WITH  TERM OF OFFICE AND LENGTH        PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
 NAME, ADDRESS AND AGE        THE TRUST        OF TIME SERVED (1)(2)(3)                       YEARS (4)
-----------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY        President, Chief     March 2002 - Present             President and Chief Executive Officer, ING
7337 E. Doubletree       Executive Officer    (for the ING Funds)              Capital Corporation, LLC, ING Funds Services,
Ranch Rd.                and Chief Operating                                   LLC, ING Advisors, Inc., ING Investments,
Scottsdale, Arizona      Officer                                               LLC, Lexington Funds Distributor, Inc.,
85258                                                                          Express America TC, Inc. and EAMC Liquidation
Date of Birth:           President, Chief     February 2001 - March 2002       Corp. (December 2001 - Present); Executive
04/09/1949               Executive Officer    (for the Pilgrim Funds)          Vice President and Chief Operating Officer
                         and Chief Operating                                   and  ING Funds Distributor, LLC (June 2000 -
                         Officer                                               Present).  Formerly, Executive Vice President
                                                                               and Chief Operating Officer, ING Quantitative
                                                                               Management, Inc. (October 2001 - September
                                                                               2002); Senior Executive Vice President (June
                                                                               2000 - December 2000)


----------


(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

                         POSITIONS HELD WITH  TERM OF OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
 NAME, ADDRESS AND AGE        THE TRUST        OF TIME SERVED (1)(2)(3)                         YEARS (4)
-------------------------------------------------------------------------------  ----------------------------------------------
                         Chief Operating      June 2000 - February 2001          and Secretary (April 1995 - December 2000),
                         Officer              (for the Pilgrim Funds)            ING Capital Corporation, LLC, ING Funds
                                                                                 Services, LLC, ING Investments, LLC, ING
                                                                                 Advisors, Inc., Express America TC, Inc. and
                                                                                 EAMC Liquidation Corp.; Executive Vice
                                                                                 President, ING Capital Corporation, LLC and
                                                                                 its affiliates (May 1998 - June 2000); and
                                                                                 Senior Vice President, ING Capital
                                                                                 Corporation, LLC and its affiliates (April
                                                                                 1995 - April 1998).

STANLEY D. VYNER         Executive Vice       March 2002 - Present               Executive Vice President of ING Advisors,
7337 E. Doubletree       President            (for the ING Funds)                Inc. and ING Investments, LLC (since July
Ranch Rd.                                                                        2000) and Chief Investment Officer of the
Scottsdale, Arizona      Executive Vice       July 1996 - March 2002             International Portfolios, ING Investments,
85258                    President            (for the international             LLC (since July 1996).  Formerly, President
Date of Birth:                                portfolios of the Pilgrim Funds)   and Chief Executive Officer of ING
05/14/1950                                                                       Investments, LLC (August 1996 to August 2000).



MARY LISANTI             Executive Vice       March 2002 - Present               Executive Vice President of ING Investments,
7337 E. Doubletree       President            (for the ING Funds)                LLC and ING Advisors, Inc. (since November
Ranch Rd.                                                                        1999); Chief Investment Officer of the
Scottsdale, Arizona                                                              Domestic Equity Portfolios, ING Investments,
85258                                                                            LLC (since 1999).  Formerly, Executive Vice
Date of Birth:                                                                   President of ING Quantitative Management,
08/27/1956               Executive Vice       May 1998 - March 2002              Inc. (July 2000 - September 2002); Executive
                         President            (for the domestic equity           Vice President and Chief Investment Officer
                                              portfolios of the Pilgrim Funds)   for the Domestic Equity Portfolios of
                                                                                 Northstar Investment Management Corporation,
                                                                                 whose name changed to Pilgrim Advisors, Inc.
                                                                                 and subsequently became part of ING
                                                                                 Investments, LLC (May 1998 to October 1999);
                                                                                 Portfolio Manager with Strong Capital
                                                                                 Management (May 1996 to 1998); a Managing
                                                                                 Director and Head of Small- and
                                                                                 Mid-Capitalization Equity Strategies at
                                                                                 Bankers Trust Corp. (1993 to 1996).

MICHAEL J. ROLAND        Executive Vice       March 2002 - Present               Executive Vice President, Chief Financial
7337 E. Doubletree       President,           (for the ING Funds)                Officer and Treasurer of ING Funds Services,
Ranch Rd.                Assistant Secretary                                     LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona      and Principal                                           Advisors, Inc., ING Investments, LLC,
85258                    Financial Officer                                       Lexington Funds Distributor, Inc., Express
Date of Birth:                                                                   America T.C. Inc. and EAMC Liquidation Corp.
05/30/1958               Senior Vice          June 1998 - February 2002          (since December 2001).  Formerly, Executive
                         President and Chief  (for the Pilgrim Funds)            Vice President, Chief Financial Officer and
                         Financial Officer                                       Treasurer of ING Quantitative Management,
                                                                                 Inc. (Until September 2002);  Senior Vice
                         Chief Financial      December 2002 - Present            President, ING Funds Services, LLC, ING
                         Officer              (for the IPI Funds)                Investments, LLC, and ING Funds Distributor,
                                                                                 LLC (June 1998 to December 2001) and Chief
                                                                                 Financial Officer of Endeavor Group (April
                                                                                 1997 to June 1998).

                         POSITIONS HELD WITH  TERM OF OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
 NAME, ADDRESS AND AGE        THE TRUST        OF TIME SERVED (1)(2)(3)                         YEARS (4)
------------------------------------------------------------------------------   ---------------------------------------------
RALPH G. NORTON III      Senior Vice          March 2002 - Present               Senior Vice President of ING Investment
7337 E. Doubletree       President            (for the ING Funds)                Advisors, Inc. and ING Investments, LLC
Ranch Rd.                                                                        (since October 2001) and Chief Investment
Scottsdale, Arizona      Senior Vice          August 2001 - March 2002           Officer of the Fixed Income Portfolios, ING
85258                    President            (for the fixed income              Investments, LLC  (since October 2001).
Date of Birth:                                portfolios of the Pilgrim Funds)   Formerly, Senior Market Strategist, Aeltus
08/31/1959                                                                       Investment Management, Inc. (January 2001 to
                                                                                 August 2001) and Chief Investment Officer,
                                                                                 ING Investments, LLC (1990 - January 2001).

ROBERT S. NAKA           Senior Vice          March 2002 - Present               Senior Vice President and Assistant Secretary
7337 E. Doubletree       President and        (for the ING Funds)                of ING Funds Services, LLC, ING Funds
Ranch Rd.                Assistant Secretary                                     Distributor, LLC, ING Advisors, Inc., ING
Scottsdale, Arizona                                                              Investments, LLC, and Lexington Funds
85258                    Senior Vice          November 1999 - March 2002         Distributor, Inc. (since December 2001).
Date of Birth:           President and        (for the Pilgrim Funds)            Formerly, Senior Vice President and Assistant
06/17/1963               Assistant Secretary                                     Secretary of ING Quantitative Management,
                                                                                 Inc. (October 2001 - September 2002); Vice
                         Assistant Secretary  July 1996 - November 1999          President, ING Investments, LLC (April 1997
                                              (for the Pilgrim Funds)            to October 1999), ING Funds Services, LLC
                                                                                 (February 1997 to August 1999) and Assistant
                                                                                 Vice President, ING Funds Services, LLC
                                                                                 (August 1995 to February 1997).

ROBYN L. ICHILOV         Vice President and   March 2002 - Present               Vice President of ING Funds Services, LLC
7337 E. Doubletree       Treasurer            (for the ING Funds)                (since October 2001) and ING Investments, LLC
Ranch Rd.                                                                        (since August 1997); Accounting Manager, ING
Scottsdale, Arizona                                                              Investments, LLC (since November 1995).
85258                    Vice President and   May 1998 - March 2002
Date of Birth:           Treasurer            (for the Pilgrim Funds)
09/25/1967
                         Vice President       November 1997 - May 1998
                                              (for the Pilgrim Funds)

 NAME, ADDRESS AND AGE   POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
                              THE TRUST           OF TIME SERVED (1)(2)(3)                       YEARS (4)
----------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON     Vice President and   March 2002 to Present            Vice President and Assistant Secretary of ING
7337 E. Doubletree       Secretary            (for the ING Funds)              Funds Services, LLC, ING Funds Distributor,
Ranch Rd.                                                                      LLC, ING Advisors, Inc., ING Investments, LLC
Scottsdale, Arizona                           February 2001 to March 2002      (since October 2001) and Lexington Funds
85258                                         (for the Pilgrim Funds)          Distributor, Inc. (since December 2001).
Date of Birth:                                                                 Formerly, Vice President for ING Quantitative
07/25/1964                                                                     Management, Inc. (October 2001 - September
                                                                               2002); Assistant Vice President of ING Funds
                                                                               Services, LLC (November 1999 to January
                                                                               2001) and has held various other positions
                                                                               with ING Funds Services, LLC for more than
                                                                               the last five years.

TODD MODIC               Assistant Vice       April 2002 - Present             Director of Financial Reporting of ING
7337 E. Doubletree       President            (for the ING Funds)              Investments, LLC (since March 2001).
Ranch Rd.                                                                      Formerly, Director of Financial Reporting,
Scottsdale, Arizona                           March 2002 - Present             Axient Communications, Inc. (May 2000 to
85258                                         (for certain ING Funds)          January 2001) and Director of Finance,
Date of Birth:                                                                 Rural/Metro Corporation (March 1995 to May
11/03/1967                                    August 2001 - March 2002         2000).
                                              (for the Pilgrim Funds)

MARIA M. ANDERSON        Assistant Vice       April 2002 - Present             Assistant Vice President of ING Funds
7337 E. Doubletree       President            (for the ING Funds)              Services, LLC (since October 2001).
Ranch Rd.                                                                      Formerly, Manager of Fund Accounting and Fund
Scottsdale, Arizona                           March 2002 - April 2002          Compliance, ING Investments, LLC (September
85258                                         (for certain ING Funds)          1999 to November 2001); Section Manager of
Date of Birth:                                                                 Fund Accounting, Stein Roe Mutual Funds (July
05/29/1958                                    August 2001 - March 2002         1998 to August 1999); and Financial Reporting
                                              (for the Pilgrim Funds)          Analyst, Stein Roe Mutual Funds (August 1997
                                                                               to July 1998).

EDWIN SCHRIVER           Senior Vice          March 2002 to Present            Senior Vice President (since November 1999)
7337 E. Doubletree       President and        (for certain ING Funds)          and Senior Portfolio Manager (since October
Ranch Rd.                Senior Portfolio                                      2001) for ING Investments, LLC.  Formerly,
Scottsdale, Arizona      Manager (High Yield  October 2001 to March 2002       Senior High Yield Analyst, Dreyfus
85258                    Bond Portfolio.)     (for certain Pilgrim Funds)      Corporation (April 1998 to November 1999);
Date of Birth:                                                                 and President of Cresent City Research (July
04/01/1945                                                                     1993 to April 1998).

STEVEN RAYNER            Vice President and   March 2002 to Present            Vice President of ING Investments, LLC (since
7337 E. Doubletree       Co-Portfolio         (for certain ING Funds)          October 2001).  Formerly, Assistant Vice
Ranch Rd.                Manager (Financial                                    President, ING Investments, LLC; (February
Scottsdale, Arizona      Services Portfolio)  January 2001 to March 2002       1998 to January 2001) and has held various
85258                                         (for certain Pilgrim Funds)      other positions with ING Investments, LLC and
Date of Birth:                                                                 its predecessors since June 1995.
07/01/1966

 NAME, ADDRESS AND AGE   POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
                              THE TRUST           OF TIME SERVED (1)(2)(3)                       YEARS (4)
----------------------------------------------------------------------------------------------------------------------------
THOMAS JACKSON           Senior Vice           March 2002 to Present            Senior Vice President, ING Investments, LLC
7337 E. Doubletree       President and         (for certain ING Funds)          (since June 2001) and ING Advisors, Inc.
Ranch Rd.                Senior Portfolio                                       (since October 2001); and Senior Portfolio
Scottsdale, Arizona      Manager (Large        June 2001 to March 2002          Manager for ING Investments, LLC and ING
85258                    Company Value         (for certain Pilgrim Funds)      Advisors, Inc. (since October 2001).
Date of Birth:           and  MagnaCap                                          Formerly, Managing Director, Prudential
06/21/1945               Portfolios)                                            Investments (April 1990 to December 2000);
                                                                                and prior to April 1990, Co-Chief Investment
                                                                                Officer and Managing Director at Century
                                                                                Capital Associates and Red Oak Advisors.

JEFFREY BERNSTEIN        Senior Vice           March 2002 to Present            Senior Vice President (since October 1999) of
7337 E. Doubletree       President and         (for certain ING Funds)          ING Investments, LLC and Senior Portfolio
Ranch Rd.                Senior Portfolio                                       Manager (since October 2001) for ING
Scottsdale, Arizona      Manager               June 2000 to March 2002          Advisors, Inc. and ING Investments, LLC.
85258                    (Worldwide Growth     (for certain Pilgrim Funds)      Formerly, Portfolio Manager, Northstar
Date of Birth:           Fund)                                                  Investment Management Corporation, whose name
11/21/1966                                                                      changed to Pilgrim Advisors, Inc. and
                                                                                subsequently became part of ING Investments,
                                                                                LLC (May 1998 to October 1999); Portfolio
                                                                                Manager, Strong Capital Management (1997 to
                                                                                May 1998); and Portfolio Manager, Berkeley
                                                                                Capital (1995 to 1997).

ANDREW CHOW              Vice President and    March 2002 to Present            Vice President, ING Investments, LLC (since
7337 E. Doubletree       Portfolio Manager     (for certain ING Funds)          September 2000).  Formerly, Portfolio
Ranch Rd.                (Convertible                                           Manager, Conseco Convertible Securities Fund
Scottsdale, Arizona      Portfolio)            October 2000 to March 2002       (1998 to August 2000) and managed convertible
85258                                          (for certain Pilgrim Funds)      securities accounts with Conseco (1991 to
Date of Birth:                                                                  1998).
06/18/1963

ANDY MITCHELL            Vice President and    March 2002 - Present             Vice President, ING Investments, LLC (since
7337 E. Doubletree       Portfolio Manager     (for certain ING Funds)          July 2000).  Formerly, Senior Credit Analyst,
Ranch Rd.                (High Yield Bond                                       Katonah Capital (March 2000 - July 2000);
Scottsdale, Arizona      Portfolio)            October 2001 - March 2002        Vice President and Senior High Yield Analyst,
85258                                          (for certain Pilgrim Funds)      Merrill Lynch Asset Management (March 1998 -
Date of Birth:                                                                  March 2000); Assistant Vice President and
06/26/1963                                                                      Senior High Yield Analyst, Schroder Capital

Management (March
1994 - March 1998).

RUSS STIVER              Vice President and    March 2002 - Present             Vice President, ING Investments, LLC, (since
7337 E. Doubletree       Portfolio Manager     (for certain ING Funds)          May 2000).  Formerly, Acting Vice President,
Ranch Rd.                (High Yield Bond                                       ING Investments, LLC (April 1999 - April
Scottsdale, Arizona      Portfolio)            October 2001 - March 2002        2000) and Portfolio Manager, Manulife
85258                                          (for certain Pilgrim Funds)      Financial (November 1996 - April 2000).
Date of Birth:
10/19/1962

RICHARD T. SALER         Senior Vice           March 2002 to Present            Senior Vice President and Director of
7337 E. Doubletree       President             (for certain ING Funds)          International Equity Investment Strategy of
Ranch Rd.                and Senior                                             ING Investments, LLC and ING Advisors, Inc.
Scottsdale, Arizona      Portfolio Manager     July 2000 to March 2002          (since October 2001).  Formerly, Senior Vice
85258                    (Worldwide Growth,    (for certain Pilgrim Funds)      President and Director of International
Date of Birth:           International,                                         Equity Strategy, Lexington Management
06/22/1961               Emerging Countries,                                    Corporation (which was acquired by ING
                         and Russia Funds)                                      Investments, LLC's parent company in July
                                                                                2000) (1986 - July 2000)

PHILIP A. SCHWARTZ       Senior Vice           March 2002 to Present            Senior Vice President and Director of
7337 E. Doubletree       President and         (for certain ING Funds)          International Equity Investment Strategy for
Ranch Rd.                Senior Portfolio                                       ING Investments, LLC and ING Advisors, Inc.
Scottsdale, Arizona      Manager               July 2000 to March 2002          (since October 2001).  Formerly, Senior Vice
85258                    (Worldwide Growth,    (for certain Pilgrim Funds)      President and Director of International
Date of Birth:           International,                                         Equity Strategy, Lexington Management
08/21/1961               Emerging Countries,                                    Corporation (which was acquired by ING
                         and Russia Funds)                                      Investments, LLC's parent company in July
                                                                                2000).

 NAME, ADDRESS AND AGE   POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
                              THE TRUST           OF TIME SERVED (1)(2)(3)                       YEARS (4)
----------------------------------------------------------------------------------------------------------------------------
ROBERT KLOSS             Vice President and    March 2002 - Present             Vice President of ING Investments, LLC (since
7337 E. Doubletree       Co-Portfolio Manager  (for certain ING Funds)          January 2001), and has held various other
Ranch Rd.                (Financial Services                                    positions with ING Investments, LLC and its
Scottsdale, Arizona      Portfolio)            January 2001 - March 2002        predecessors for the last five years.
85258                                          (for certain Pilgrim Funds)
Date of Birth:
11/18/1955


----------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants (including the predecessor of the Trust) with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."

(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:


ING Investments, LLC (March 2002 - name changed from ING Pilgrim       ING Funds Services, LLC (March 2002 - name changed from ING
   Investments, LLC)                                                      Pilgrim Group, LLC)
---------------------------------------------------------------------  -------------------------------------------------------------
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING     ING Pilgrim Group, Inc. (February 2001 - merged into
   Pilgrim Investments, LLC)                                              Pilgrim Group LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING         ING Pilgrim Group, LLC (February 2001 - formed)
   Pilgrim Investments, LLC)                                             ING Pilgrim Group, Inc. (September 2000 - name changed from
  ING Pilgrim Investments, LLC (February 2001 - formed)                   Pilgrim Group, Inc.)
  ING Pilgrim Investments, Inc. (September 2000 - name changed from      Lexington Global Asset Managers, Inc. (July 2000 - merged
   Pilgrim Investments, Inc.)                                             into Pilgrim Group, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim             Northstar Administrators, Inc. (November 1999 - merged into
   Investments, Inc.)                                                     Pilgrim Group, Inc.)
  Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim    Pilgrim Group, Inc. (October 1998 - name changed from
   America Investments, Inc.)                                             Pilgrim American Group, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from      Pilgrim America Group, Inc. (April 1995 - name changed from
   Newco Advisory Corporation)                                            Newco Holdings Management Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)              Newco Holdings Management Corporation (December 1994 -
                                                                          incorporated)



** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)


ING Funds Distributor, LLC  (March 2002 - name changed from ING        ING Capital Corporation, LLC (March 2002 - name changed from
   Pilgrim Securities, Inc.)                                              ING Pilgrim Capital Corporation, LLC)
---------------------------------------------------------------------  -------------------------------------------------------------
  ING Pilgrim Securities, Inc. (September 2000 - name changed from       ING Pilgrim Capital Corporation (February 2001 - merged
   Pilgrim Securities, Inc.)                                              into ING Pilgrim Capital Corporation, LLC)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim       ING Pilgrim Capital Corporation, LLC (February 2001 -
   Securities, Inc.)                                                      formed)
  Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim    ING Pilgrim Capital Corporation (September 2000 - name
   America Securities, Inc.)                                              changed from Pilgrim Capital Corporation)
  Pilgrim America Securities, Inc. (April 1995 - name changed from       Pilgrim Capital Corporation (February 2000 - name changed
   Newco Distributors Corporation)                                        from Pilgrim Holdings Corporation)
  Newco Distributors Corporation (December 1994  - incorporated)         Pilgrim Holdings Corporation (October 1999 - name changed
                                                                          from Northstar Holdings, Inc.)

                                                                         Northstar Holdings, Inc. (October 1999 - merged into
                                                                          Pilgrim Capital Corporation)
                                                                         Pilgrim Capital Corporation (June 1999 - name changed from
                                                                          Pilgrim America Capital Corporation)
                                                                         Pilgrim Capital Corporation (June 1999 - merged into
                                                                          Pilgrim America Capital Corporation)
                                                                         Pilgrim America Capital Corporation (April 1997 -
                                                                          incorporated)

COMMITTEES OF THE TRUST

      The Board of Trustees governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

      Committees


      An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. The Executive Committee held ____ meetings during the year ended December 31, 2002.



      The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Ms. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held ___ meeting during the calendar year ended December 31, 2002.



     The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Rieke, Vincent, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held ____ meetings during the year ended December 31, 2002.



      The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Ms. Gitenstein and Messrs. Patton, May, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held ___ meetings during the year ended December 31, 2002.



      The Board of Trustees has established Investment Review Committees that will monitor the investment performance of the Portfolios and make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for International Value, Emerging Countries, International and International SmallCap Growth Portfolios currently consists of Ms. Gitenstein and Messrs. Wedemeyer, Turner, and Patton. Mr. Wedemeyer serves as Chairman of this Committee. The Committee for Convertible and High Yield Bond Portfolios currently consists of Messrs. Doherty, McInerney, Putnam, and Earley. Mr. Doherty serves as Chairman of this Committee. The Committee for Large Company Value, Growth + Value, Growth Opportunities, LargeCap Growth, MagnaCap, MidCap Opportunities, Research Enhanced Index, SmallCap Opportunities, and Financial Services Portfolios currently consists of Messrs. Vincent, May, Rieke and Hilliard. Mr. Vincent serves as Chairman of this Committee. The Investment Review Committees held ____ meetings during the year ended December 31, 2002.

                         TRUSTEE OWNERSHIP OF SECURITIES


            In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.


      Set forth below is the dollar range of equity securities owned by each Trustee.


                                                                         AGGREGATE DOLLAR RANGE OF
                                                                         EQUITY SECURITIES IN ALL
                                                    DOLLAR RANGE OF        REGISTERED INVESTMENT
                   NAME OF TRUSTEE                EQUITY SECURITIES IN     COMPANIES OVERSEEN BY
                                                  TRUST AS OF DECEMBER     TRUSTEE IN FAMILY OF
                                                        31, 2002           INVESTMENT COMPANIES
      --------------------------------------------------------------------------------------------
      INDEPENDENT TRUSTEES
      Paul S. Doherty
      J. Michael Earley
      R. Barbara Gitenstein
      Walter H. May
      Jock Patton
      David W. C. Putnam
      Blaine E. Rieke
      Roger B. Vincent
      Richard A. Wedemeyer

      TRUSTEES WHO ARE "INTERESTED PERSONS"
      R. Glenn Hilliard
      Thomas J. McInerney
      John G. Turner

      INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

      Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).


                             NAME OF
                             OWNERS
      NAME OF TRUSTEE        AND
                             RELATIONSHIP   COMPANY    TITLE OF   VALUE OF    PERCENTAGE
                             TO TRUSTEE                  CLASS   SECURITIES    OF CLASS
      ----------------------------------------------------------------------------------
      PAUL S. DOHERTY           N/A           N/A         N/A                    N/A
      J. MICHAEL EARLEY         N/A           N/A         N/A                    N/A
      R. BARBARA GITENSTEIN     N/A           N/A         N/A                    N/A
      WALTER H. MAY             N/A           N/A         N/A                    N/A
      JOCK PATTON               N/A           N/A         N/A                    N/A
      DAVID W. C. PUTNAM        N/A           N/A         N/A                    N/A
      BLAINE E. RIEKE           N/A           N/A         N/A                    N/A
      ROGER B. VINCENT          N/A           N/A         N/A                    N/A
      RICHARD A. WEDEMEYER      N/A           N/A         N/A                    N/A



COMPENSATION OF TRUSTEES


      Each Portfolio pays each Trustee who is not an interested person a pro rata share as described below of: (i) an annual retainer of $35,000 (Mssrs. Patton and May, as lead trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the Trustees serve in common as Trustees/Directors.


      The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by ING Investments for the fiscal year ended December 31, 2002. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments.

                               COMPENSATION TABLE


                                               PENSION RETIREMENT     ESTIMATED ANNUAL
    NAME OF PERSON,           AGGREGATE         BENEFITS ACCRUED          BENEFITS          TOTAL COMPENSATION FROM
       POSITION             COMPENSATION           AS PART OF          UPON RETIREMENT        REGISTRANT AND FUND
                            FROM THE TRUST     PORTFOLIO EXPENSES                          COMPLEX PAID TO TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Mary A. Baldwin (1)                                   N/A                   N/A
advisory board member

Al Burton (2)                                         N/A                   N/A
Trustee

S.M.S. Chadha (1)                                     N/A                   N/A
advisory board member

Paul S. Doherty                                       N/A                   N/A
Trustee

Robert B. Goode, Jr. (2)                              N/A                   N/A
Trustee

Alan S. Gosule (6)                                    N/A                   N/A
Trustee

Joseph N. Hankin (3)                                  N/A                   N/A
Trustee

Walter H. May                                         N/A                   N/A
Trustee

Andrew M. McCosh (1)                                  N/A                   N/A
advisory board member

Thomas J. McInerney (4)(5)         N/A                N/A                   N/A                      N/A
Trustee

Jock Patton                                           N/A                   N/A
Trustee

                                               PENSION RETIREMENT     ESTIMATED ANNUAL
    NAME OF PERSON,           AGGREGATE         BENEFITS ACCRUED          BENEFITS          TOTAL COMPENSATION FROM
       POSITION             COMPENSATION           AS PART OF          UPON RETIREMENT        REGISTRANT AND FUND
                            FROM THE TRUST     PORTFOLIO EXPENSES                          COMPLEX PAID TO TRUSTEES
-------------------------------------------------------------------------------------------------------------------
David W.C. Putnam                                     N/A                   N/A
Trustee

Jack D. Rehm (3)                                      N/A                   N/A
Trustee

Blaine E. Rieke (4)                                   N/A                   N/A
Trustee

John R. Smith (2)                                     N/A                   N/A
Trustee

Robert W. Stallings (2)            N/A                N/A                   N/A                      N/A
Trustee

John G. Turner(5)                  N/A                N/A                   N/A                      N/A
Trustee

Richard A. Wedemeyer (4)                              N/A                   N/A
Trustee

David W. Wallace (2)                                  N/A                   N/A
Trustee


1) Resigned as advisory board member on December 31, 2001.

2) Resigned as a Trustee effective February 26, 2001.

3) Resigned as a Trustee effective March 23, 2001.

4) Elected as a Trustee of the ING Funds on February 26, 2001.

5) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with an investment adviser to the Pilgrim Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trust.

6) Resigned as a Trustee effective December 28, 2001.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.


       To the best knowledge of the Trust, the names and addresses of the holders of 25% or more of the outstanding shares of each class of the Portfolios' equity securities as of January 31, 2003, and the percentage of the outstanding shares held by such holders are set forth in the table below.



----------------------------------------------------------------------------------------------------------
     PORTFOLIO                  ADDRESS               CLASS AND TYPE OF      PERCENTAGE OF   PERCENTAGE OF
                                                          OWNERSHIP              CLASS           FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
     PORTFOLIO                  ADDRESS               CLASS AND TYPE OF      PERCENTAGE OF   PERCENTAGE OF
                                                          OWNERSHIP              CLASS           FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
     PORTFOLIO                  ADDRESS               CLASS AND TYPE OF      PERCENTAGE OF   PERCENTAGE OF
                                                          OWNERSHIP              CLASS           FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------



* The above entities are indirect wholly owned subsidiaries of ING Groep N.V. . ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V.'s principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.



      To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolios' equity securities as of January 31, 2003, and the percentage of the outstanding shares held by such holders are set forth in the table below.



----------------------------------------------------------------------------------------------------------
     PORTFOLIO                  ADDRESS               CLASS AND TYPE OF      PERCENTAGE OF   PERCENTAGE OF
                                                          OWNERSHIP              CLASS           FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
     PORTFOLIO                  ADDRESS               CLASS AND TYPE OF      PERCENTAGE OF   PERCENTAGE OF
                                                          OWNERSHIP              CLASS           FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
     PORTFOLIO                  ADDRESS               CLASS AND TYPE OF      PERCENTAGE OF   PERCENTAGE OF
                                                          OWNERSHIP              CLASS           FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
     PORTFOLIO                  ADDRESS               CLASS AND TYPE OF      PERCENTAGE OF   PERCENTAGE OF
                                                          OWNERSHIP              CLASS           FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
     PORTFOLIO                  ADDRESS               CLASS AND TYPE OF      PERCENTAGE OF   PERCENTAGE OF
                                                          OWNERSHIP              CLASS           FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

      To the knowledge of management, as of January 31, 2003, the officers and Trustees of the Trust owned collectively, less than 1% of the shares of each Portfolio.

                                OTHER INFORMATION


      INDEPENDENT AUDITORS. KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP will audit the Trust's annual financial statements and issue an opinion thereon.

      CUSTODIANS/ACCOUNTING SERVICES AGENT.

      State Street Bank and Trust Company acts as custodian of the Portfolios' (except the Emerging Countries, International SmallCap Growth, International and International Value Portfolios) assets and performs fund accounting services.

      Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109-3661, acts as custodian of the Emerging Countries, International SmallCap Growth, International Value and International Portfolios' assets.


      LEGAL COUNSEL. Legal matters for the Trust are passed upon by Dechert, LLC, 1775 Eye Street, N.W., Washington, D.C. 20006.


      CAPITALIZATION AND VOTING RIGHTS. The authorized capital of the ING Variable Products Trust is an unlimited number of shares of beneficial interest with a par value of $0.01 each. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Trust's Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Portfolio or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

      The Board of Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees by written notice to shareholders of such series or class. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Trust will request voting instructions from Variable Contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received.

      REPORTS TO SHAREHOLDERS. The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

      CODE OF ETHICS. The Trust, the Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by a Portfolio or obtain information pertaining to such purchase or sale. The Code is intended to prohibit fraud against the Trust and the Portfolios that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Trust's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

      SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

      Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.


      FINANCIAL STATEMENTS. The Financial Statements and the independent auditors' reports thereon, appearing in each Portfolio's Annual Report for the period ending December 31, 2002, and the Financial Statements (unaudited) appearing in each Portfolio's Semi-Annual Report for the period ended June 30, 2002, are incorporated by reference in this SAI. Each Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.


      REGISTRATION STATEMENT. A registration statement has been filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.


                             PERFORMANCE INFORMATION


      Each Portfolio may, from time to time, include its total return and the High Yield Bond Portfolio may include its yield in advertisements or reports to shareholders or prospective investors. Performance information for the Portfolios will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Portfolios offer their shares.

      A. TOTAL RETURN. Standardized quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (or up to the life of the Portfolio), calculated pursuant to the following formula: P(1 + T) to the power of n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of Portfolio expenses (on an annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

      The total return for SmallCap Opportunities, Growth + Value, International Value, Research Enhanced Index, and High Yield Bond Portfolios, so calculated, for the period since inception of each Portfolio (May 6, 1994 for all Portfolios other than the International Value Portfolio, inception being August 8, 1997) and for the one-year and five-year periods ended December 31, 2002 is set forth below



                                                                   Since    Inception
                                     One Year      Five Year     Inception     Date
                                     --------      ---------     ---------     ----
SmallCap Opportunities Portfolio
           Class R                                                           5/06/94
           Class S                                                           5/03/01

   Growth + Value Portfolio
           Class R                                                            5/6/94

International Value Portfolio
           Class R                                                            8/8/97

   Research Enhanced Index
         Portfolio(1)
           Class R                                                            5/6/94

  High Yield Bond Portfolio
           Class R                                                            5/6/94

     Magna Cap Portfolio
           Class R                                                           5/08/00
           Class S                                                           5/08/01

Growth Opportunities Portfolio
           Class R                                                            5/3/00
           Class S                                                            5/8/01

MidCap Opportunities Portfolio
           Class R                                                            5/5/00
           Class S                                                            5/7/01

 Growth and Income (now named
   the Large Company Value)
          Portfolio
           Class S                                                           7/31/01

    Convertible Portfolio
           Class S                                                           8/20/01

  LargeCap Growth Portfolio
           Class S                                                           8/02/01


----------
(1) The Portfolio commenced operations on May 6, 1994, as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. However, effective April 30, 1999, and pursuant to shareholder approval, the Portfolio changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, the past performance in this table may not be indicative of the Portfolio's future performance.

      Performance information for the Portfolios may be compared in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio; and (iv) well known monitoring sources of certificates of deposit performance rates such as Salomon Brothers, Federal Reserve Bulletin, American Bankers, Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      The Portfolios also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

      B. YIELD. Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                           6
                        Yield = 2[(a-b + 1)  -1]
                                   ---
                                    cd

      Where:

      a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount

      b = expenses accrued for the period (net of reimbursements)

      c = the average daily number of shares outstanding during the period that were entitled to receive dividends

      d = the maximum offering price per share on the last day of the period

      To calculate interest earned (for the purpose of "a" above) on debt obligations, a Portfolio computes the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield-to-maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Portfolio's portfolio.

      Solely for the purpose of computing yield, a Portfolio recognizes dividend income by accruing 1/360 of the stated dividend rate of a security in the portfolio.

      Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.


      The yield for the High Yield Bond Portfolio, calculated for the one month period ended December 31, 2002, was ______%.

      Quotations of yield or total return for the Portfolios will not take into account charges and deductions against the Variable Account to which the Portfolios' shares are sold or charges and deductions against the Variable Contracts issued by ReliaStar Life Insurance Company or its affiliates. The Portfolios' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Variable Account or the Variable Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period in which the calculations are based. Performance information should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    APPENDIX


           DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
                             CORPORATE BOND RATINGS

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements maybe lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS

      AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

      BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures and adverse conditions.

      CI - rating CI is reserved for income bonds on which no interest is being paid.

      D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus(-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PART C

                               OTHER INFORMATION

ITEM 23                   EXHIBITS
(a)              (1)      Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's
                          Registration Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

                 (2)      Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit
                          to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A on April 30,
                          1997, and incorporated herein by reference.

                 (3)      Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 7
                          to Registrant's Registration Statement on Form N-1A on May 16, 1997, and incorporated herein by reference.

                 (4)      Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 8
                          to Registrant's Registration Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

                 (5)      Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to
                          Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28,
                          2000, and incorporated herein by reference.

                 (6)      Certificate of Amendment of Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 15
                          to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

                 (7)      Certificate of Amendment of Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 15
                          to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

                 (8)      Certificate of Establishment and Designation of Series -- Filed as an Exhibit to Post-Effective Amendment
                          No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

                 (9)      Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to
                          Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28,
                          2000, and incorporated herein by reference.


     (10) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

     (11) Form of Certificate of Amendment of Declaration of Trust: Abolition of Series of Shares of Beneficial Interests -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

     (12) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

     (13) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(b) By-laws. -- Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

(c)       Not applicable.

(d) (1) Investment Advisory Contract between the Registrant and Northstar Investment Management Corporation -- Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

     (2) Form of Amended and Restated Investment Advisory Agreement between the Registrant and ING Investments, LLC -- to be filed by Amendment.

     (3) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

     (4) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

     (5) Form of Advisory Agreement between Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

     (6) Form of Sub-Advisory Agreement between Northstar Investment Corporation and Navellier Fund Management, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

     (7) Form of Sub-Advisory Agreement between Northstar Investment Management Corporation and Brandes Investment Partners -- Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

     (8) Sub-Advisory Agreement between Northstar Investment Management Corporation and J.P. Morgan Investment Management, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

     (9) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Nicholas-Applegate Capital Management -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

     (10) Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

     (11) Form of Sub-Advisory Agreement between Registrant and ING Investments, LLC -- to be filed by Amendment.

     (12) Form of Sub-Advisory Agreement between Registrant and Navellier Fund Management, Inc. -- to be filed by Amendment.

(e) (1) Form of Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

     (2) Form of Distribution Agreement -- Amended and Restated -- between the Registrant and ING Funds Distributor, LLC -- to be filed by Amendment.

(f)       Not applicable.

(g) (1) Custodian Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

     (2) Amendment to Custodian Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A on February 27, 1998, and incorporated herein by reference.


         (3)   Form of Custodian and Investment Accounting Agreement with State Street Bank and Trust Company for Convertible
               Portfolio, Financial Services Portfolio, Large Company Value Portfolio, Growth + Value Portfolio, Growth
               Opportunities Portfolio, High Yield Bond Portfolio, LargeCap Growth Portfolio, MagnaCap Portfolio, MidCap
               Opportunities Portfolio, Research Enhanced Index Portfolio, SmallCap Opportunities Portfolio -- Filed as an
               Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18,
               2002, and incorporated herein by reference.

         (4)   Form of Amendment to Custodian and Investment Accounting Agreement with State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18,
               2002, and incorporated herein by reference.

         (5)   Form of Custodian Agreement with Brown Brothers Harriman & Co. -- Filed as an Exhibit to Post-Effective Amendment
               No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(h)      (1)   Administrative Services Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's
               Registration Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

         (2)   Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 17
               to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

         (3)   Form of Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post-Effective Amendment
               No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

         (4)   Amendment to Amended and Restated Administrative Services Agreement between Registrant and ING Pilgrim Group, LLC --
               Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on
               April 18, 2002, and incorporated herein by reference.

         (5)   Form of Shareholder Service Plan -- Filed as an Exhibit to Post-Effective Amendment No. 18 to Registrant's
               Registration Statement on Form N-1A on February 15, 2001, and incorporated herein by reference.

         (6)   Accounting Agency Agreement with Brown Brothers Harriman & Co. for International Portfolio, International Value
               Portfolio, Emerging Countries Portfolio, and International SmallCap Growth Portfolio -- Filed as an
               Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18,
               2002, and incorporated herein by reference.

         (7)   Form of Expense Limitation Agreement by and between


          Registrant and ING Investments, LLC. -- to be filed by Amendment.

     (8)  Form of Shareholder Services Plan -- to be filed by Amendment.

(i) (1) Legal Opinion of Dechert with respect to the Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, and Pilgrim VP MidCap Opportunities Portfolio -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

     (2) Growth Portfolio, Pilgrim VP International SmallCap Growth Portfolio, Pilgrim VP International Portfolio, Pilgrim VP Emerging Countries Portfolio, Pilgrim VP Growth and Income Portfolio, Pilgrim LargeCap Growth Portfolio, Pilgrim VP Financial Services Portfolio and Pilgrim VP Convertible Portfolio -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

(j)  (1)  Consent of Dechert LLP -- to be filed by Amendment.

     (2)  Consent of KPMG LLP -- to be filed by Amendment.

(k)       N/A

(l)       N/A

(m)       N/A

(n)       N/A

(o) Form of Rule 18f-3 Plan -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

(p) (1) Code of Ethics of Registrant, Pilgrim Investments, Inc. and Pilgrim Securities, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

     (2) Form of Code of Ethics of Brandes Investment Partners, L.P. -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

          (3) Form of Code of Ethics of Navellier Fund Management, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

          (4) Form of Code of Ethics of Nicholas-Applegate Capital Management -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27,
              2001 and incorporated herein by reference.

          (5) Form of Code of Ethics of Aeltus Investment Management, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

          (6) Form of ING Investment Management Advisors B.V. Code of Ethics -- to be filed by Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries with almost 100,000 employees. These insurance companies will vote shares of the Trust in accordance with instructions of contract owners having interests in these separate accounts.

ITEM 25. INDEMNIFICATION

     Section 4.3 of Registrant's Declaration of Trust provides the following:
(a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

          (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

          (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                (a) by the court or other body approving the settlement or other disposition; or

                (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the

Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Information as to the directors and officers of ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus Investment Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-09046) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of ING Investment Management Advisors, B.V., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investment Management Advisors, B.V. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40494) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of Navellier Fund Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Navellier Fund Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-50932) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of Nicholas-Applegate Capital Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Nicholas-Applegate Capital Management in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-21442) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a) ING Funds Distributor LLC, is the principal underwriter for the Registrant and for ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Natural Resources Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Variable Insurance Trust, and USLICO Series Fund.

(b) Information as to the directors and officers of ING Funds Distributor, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     State Street Bank and Trust Co., located at 225 Franklin Street, Boston, MA 02110-2804 maintains records as Custodian, Transfer Agent and Fund Accounting Agent, for the Trust and each Portfolio (other than International Value Portfolio, Emerging Countries Portfolio and International SmallCap Growth Portfolio). Brown, Brothers Harriman & Co. serves as the Custodian for International Portfolio, International Value Portfolio, Emerging Countries Portfolio and International SmallCap Growth Portfolio. Examples of records maintained by State Street Bank and Trust Co. and Brown, Brothers Harriman & Co. in their individual capacities include:

          (i) Receipts and delivery of securities including certificate numbers;

          (ii)  Receipts and disbursement of cash;

          (iii) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.

Shareholder Records

All other records required by item 30(a) are maintained at the office of the Administrator, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 and the offices of the Subadvisers.

The addresses of the Subadvisers are as follows:

ING Investment Management Advisors BV, Prinses Beatrixlaan 15, 2595 AK The HagUe, The Netherlands; Aeltus Investment Management, 10 State House Square, Hartford, Connecticut 06103-3602; Navellier Fund Management, Inc., 1 East Liberty, 3rd Floor, Reno, NV 89501; and Nicholas-Applegate Capital Management, 600 West Broadway, San Diego, CA 92101.

ITEM 29. MANAGEMENT SERVICES

Not Applicable

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 10th day of February, 2003.


                              ING VARIABLE PRODUCTS TRUST


                              By: /s/ Kimberly A. Anderson
                                  --------------------------------------
                                  Kimberly A. Anderson
                                  Vice President and Secretary


     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


          SIGNATURE              TITLE                              DATE
          ---------              -----                              ----

                                 Trustee and Chairman          February 10, 2003
------------------------------
        John G. Turner*

                                 President and Chief           February 10, 2003
------------------------------   Executive Officer
      James H. Hennessy*

                                 Executive Vice President      February 10, 2003
------------------------------   and Principal Financial
      Michael J. Roland*         Officer

                                 Trustee                       February 10, 2003
------------------------------
      Paul S. Doherty*

                                 Trustee                       February 10, 2003
------------------------------
     J. Michael Earley*

                                 Trustee                       February 10, 2003
------------------------------
    R. Barbara Gitenstein*

                                 Trustee                       February 10, 2003
------------------------------
      R. Glenn Hilliard*

                                 Trustee                       February 10, 2003
------------------------------
      Walter H. May, Jr.*

                                 Trustee                       February 10, 2003
------------------------------
     Thomas J. McInerney*

                                 Trustee                       February 10, 2003
------------------------------
        Jock Patton*

                                 Trustee                       February 10, 2003
------------------------------
      David W.C. Putnam*

                                 Trustee                       February 10, 2003
------------------------------
       Blaine E. Rieke*

                                 Trustee                       February 10, 2003
------------------------------
       Roger B. Vincent*

                                 Trustee                       February 10, 2003
------------------------------
     Richard A. Wedemeyer*


*By: /s/ Kimberly A. Anderson
     -------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

**   Powers of Attorney for James M. Hennessy and each Trustee except Paul S.
Doherty were filed as attachments to Post-Effective Amendment No. 51 to the Registrant's Form N-1A Registration Statement as filed on February 27, 2002, and are incorporated herein by reference. Mr. Doherty's Power of Attorney was filed as an attachment to Post-Effective Amendment No. 52 to the Registrant's Form N-1A Registration Statement as filed on July 12, 2002, and is incorporated herein by reference.